CER	Pool	Evident Risk Grade	Payment Performance Grade	Collections Grade	Risk	Payment Performance	Collections and Servicing	Evident Risk Exception Notes	Payment Performance Exception Notes	Collections Exception Notes	Information	Missing Documents	Missing Documents and Information Comments	Servicer	Platform	Origination Brand	Net Advance Amount	Completion Date	Original Term (months)	Loan Maturity Date	Purpose of the Loan	Original LTV	Initial Interest Rate	Original Repayment Basis	Origination Repayment Vehicle	First Time Buyer	Shared Ownership	Live Status	Current Balance	Unitary Current Balance	Current Repayment Basis	Current Repayment Vehicle	Current Interest Rate (%)	Unitary Secured Maximum Potential Exposure	Current Interest Rate Type	Current Monthly Subscription	Current margin / discount	Self-Cert	Guarantor	Redemption Date	Borrower 1 Employment Status	Borrower 2 Employment Status	Borrower 1 Income	Borrower 2 Income	Property Type	Year of Construction	Tenure	Lease Remaining at Completion (Years)	Right to Buy	Lien	Purchase Price	Original Valuation Amount	Date of Original Valuation	Type of Original Valuation	Latest Valuation amount	Latest Valuation Date	Indexed Valuation	Indexed LTV (%)	Arrears Balance	Secured MIA	Last Payment Type	Pay Intention	Arrears likely to?	Reason for arrears	ATP	ATP Type	Realistic ATP	ATP Amount	ATP Start Date	ATP End Date	ATP Comments	FC Instructed Date	FC Valuation	FC Comments	Number of Payment holiday taken (previous 36 months)	Payment Holiday Dates	Reason for Payment Holiday	Forbearance measure	Forbearance details (amount, dates, rationale)	Capitalised Arrears Date 1	Amount Capitalised	Term Extended?	Term Extension Date 1	Date of Deal Rate Switch 1	Type of Repayment Switch 1	Date of Repayment Switch 1	Evidence of Modification	Last Modification Date	Modification Comments	Ever been in Litigation	Litigation Comments	SPO Amount	SPO Start Date	SPO End Date	SPO Comments	IO Loans - Details of Action Taken	Underwriting Issue - RISK.01	Equity Claim Made / Intended - RISK.02	Third Party Payments - RISK.03	Fees and Charges - RISK.04	Switched to IO - no repayment vehicle - RISK.05	Loan maturing in under 5 years not correctly managed - RISK.06	Interest Only at Origination - Repayment Vehicle Issue - RISK.13	Vulnerability - Severe or long term illness - RISK.19	Vulnerability - Mental health - RISK.20	Vulnerability - Physical health - RISK.21	Vulnerability - Low literacy - RISK.22	Vulnerability - Lack of English skills - RISK.24	Vulnerability - Other - RISK.25	CCA Remediation - RISK.27	CAI Review Product Detriment Remediation - RISK.29	BKO / IVA Post-Completion - RISK.30	DWP payments - RISK.32	True IOCS Hold Out Marker - RISK.33	Borrower Deceased - RISK.34	Authorised Let - RISK.35	Borrower whereabouts unknown - RISK.36	Principal Borrower no longer resides - RISK.37	Joint Borrower no longer resides - RISK.38	Complaint (not PPI) - RISK.41	Lending into Retirement Issue - RISK.44	CAI Review LIO Remediation - RISK.46	Title - Other Charges - RISK.55	Ground Rent Debited - RISK.61	Other Occupants - RISK.63	Unauthorised Tenancy - RISK.66	App form incomplete/incorrect - RISK.91	Arrears likely to Increase - PAY.02	New arrears >1mth in past 12mths - PAY.03	Payment difficulties. DD Recalls / Late or partial payments - PAY.04	Account in Credit - Payment Missed/Partial Payments - PAY.05	Account in Credit - 2 consecutive payments missed - PAY.06	Borrower(s) not co-operating - COLL.01	No active, timely or effective dialogue with borrowers - COLL.03	Other servicing issue - COLL.07	Reperforming case servicing notes - INFO.04	Loan Redeemed - INFO.10	Loan Part Redeemed - INFO.11	Application Missing - Known - MISS.21	Offer Missing - Known - MISS.22	Valuation Missing - Known - MISS.24	KYC Missing - Known - MISS.25	Declaration missing - Known - MISS.26	Evidence of Income missing - Known - MISS.27	CoT Missing / Request for funds - Known - MISS.28	All documents missing - Known - MISS.29	Missing Proof of Title Registration - Known - MISS.32	Further advance documents missing - Known - MISS.33
865	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: New correspondence address confirmed by borrower 10th July 2010. No further details. Account is performing and up to date.			✓	✓	RISK.30 - BKO / IVA Post-Completion: Trust Deed from W D Rob trustee granted 12th July 2010 and discharged 245h January 2012. No issues with payments during this time or since.	CLS	UFSS	Mortgage Express	139,500.00	21-Feb-08	240	29-Feb-28	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	141,663.80	141,663.80	Interest Only	Investment	2.25	141,663.80	Tracker	265.62	2.00	Y	N		Self-Employed		56,000.00		Bungalow	0	Feudal	0	N	1st	155,000.00	155,000.00	11-Feb-08	Physical	155,000.00	11-Feb-08	148,430.34	95.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
866	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	293,500.00	22-Feb-08	300	28-Feb-33	Purchase	100.00	6.99	Repayment	Repayment	N	N	Live	219,126.55	219,126.55	Repayment	Repayment	2.25	219,126.55	Tracker	1384.11	2.00	N	N		Employed		76,000.00		Detached House	0	Freehold	0	N	1st	293,500.00	293,500.00	15-Nov-07	Physical	293,500.00	15-Nov-07	325,423.26	67.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
867	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	73,250.00	18-Mar-08	276	31-Mar-31	Remortgage	91.56	6.35	Repayment	Repayment	N	N	Live	49,900.43	49,900.43	Repayment	Repayment	1.75	49,900.43	Tracker	339.92	1.50	N	N		Employed		24,800.00		Flat or Apartment	0	Feudal	0	N	1st	80,000.00	80,000.00	5-Feb-08	Physical	80,000.00	5-Feb-08	76,609.21	65.14	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
868	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	101,700.00	27-Feb-08	300	28-Feb-33	Purchase	90.00	5.89	Interest Only	Investment	N	N	Live	103,766.92	103,766.92	Interest Only	Investment	2.25	103,766.92	Tracker	194.57	2.00	Y	N		Self-Employed		29,887.00		Flat or Apartment	0	Leasehold	999	N	1st	113,000.00	113,000.00	7-Jan-08	Physical	113,000.00	7-Jan-08	130,765.89	79.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
869	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	166,500.00	28-Feb-08	300	28-Feb-33	Purchase	90.00	6.84	Interest Only	Investment	N	N	Live	77,386.63	77,386.63	Interest Only	Investment	2.25	85,186.63	Tracker	145.12	2.00	Y	N		Employed		47,000.00		Flat or Apartment	0	Leasehold	999	N	1st	185,000.00	185,000.00	3-Dec-07	Physical	185,000.00	3-Dec-07	273,650.91	28.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
870	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	241,200.00	28-Feb-08	300	28-Feb-33	Purchase	90.00	5.89	Interest Only	Investment	N	N	Live	244,843.54	244,843.54	Interest Only	Investment	2.25	244,843.54	Tracker	459.09	2.00	Y	N		Self-Employed	Unknown	68,500.00	0.00	Semi Detached House	0	Freehold	0	N	1st	268,000.00	268,000.00	13-Dec-07	Physical	268,000.00	13-Dec-07	396,424.02	61.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
871	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge registered in favour of Cheshire Mortgage Corporation dated 21st October 2016.			✓	✓		CLS	UFSS	Mortgage Express	218,000.00	28-Feb-08	240	29-Feb-28	Remortgage	94.78	5.99	Interest Only	Investment	N	N	Live	216,224.84	216,224.84	Interest Only	Investment	1.75	219,218.74	Tracker	315.61	1.50	N	N		Self-Employed		52,681.00		Semi Detached House	0	Freehold	0	N	1st	250,000.00	230,000.00	20-Dec-07	Physical	230,000.00	20-Dec-07	299,256.24	72.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
872	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	245,000.00	7-Mar-08	240	31-Mar-28	Purchase	100.00	6.34	Interest Only	Unknown	N	N	Live	155,122.22	155,122.22	Repayment	Repayment	2.25	203,459.17	Tracker	1360.92	2.00	N	N		Employed	Employed	91,633.00	50,000.00	Detached House	0	Freehold	0	N	1st	245,000.00	245,000.00	11-Jan-08	Physical	245,000.00	11-Jan-08	255,151.13	60.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	25-Feb-14	Multiple (Specify)	25-Feb-14	Loan was transferred into the joint names of borrower 1 and borrower 2 in March 2012. All documentation on file.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
873	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Borrower 1 left the property in September 2012 following a relationship breakdown. Borrower 2 still resides in the property and the payments are being met. Borrower 1 informed the lender that Borrower 2s new partner had moved into the property. The Servicer has a correspondence address for Borrower 1.

RISK.30 - BKO / IVA Post-Completion: IVA on behalf of Borrower 2 accepted at a meeting of creditors on 4th January 2017. No further action taken. Account performing without any issues.

RISK.63 - Other Occupants: The Servicer was informed that Borrower 2s new partner moved into the property in September 2012 when Borrower 1 moved out. Payments are being made and the account is up to date.
											✓	✓		CLS	UFSS	Mortgage Express	198,000.00	12-Mar-08	192	31-Mar-24	Remortgage	90.00	6.84	Interest Only	Investment	N	N	Live	200,261.21	200,261.21	Interest Only	Investment	2.25	200,261.21	Tracker	375.5	2.00	Y	N		Employed	Self-Employed	65,000.00	36,000.00	Semi Detached House	0	Freehold	0	N	1st	240,000.00	220,000.00	25-Jan-08	Physical	220,000.00	25-Jan-08	202,263.96	99.01	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed 7th September 2012 but cancelled when arrears cleared in full on 28th September 2012. Reason for the arrears was relationship breakdown.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
874	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit 20th June 2016 was rejected and successfully recollected on 29th June 2016. Borrower explained that funds were not available, although did not indicate the reason and confirmed they would be available for when direct debit was represented. No further issues and account currently up to date.		✓	✓		CLS	UFSS	Mortgage Express	118,755.00	14-Mar-08	300	31-Mar-33	Purchase	90.00	6.09	Interest Only	Investment	N	N	Live	120,363.19	120,363.19	Interest Only	Investment	2.25	120,363.19	Tracker	225.68	2.00	Y	N		Self-Employed		35,450.00		Flat or Apartment	2007	Leasehold	999	N	1st	131,950.00	131,950.00	27-Jun-07	Physical	131,950.00	27-Jun-07	143,434.54	83.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
875	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	162,000.00	14-Mar-08	300	31-Mar-33	Purchase	90.00	6.99	Interest Only	Investment	N	N	Live	163,657.45	163,657.45	Interest Only	Endowment	2.25	163,657.45	Tracker	306.86	2.00	Y	N		Self-Employed	Self-Employed	63,500.00	30,000.00	Terraced House	0	Freehold	0	N	1st	180,000.00	180,000.00	16-Jan-08	Physical	180,000.00	16-Jan-08	268,232.95	61.01	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
876	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	357,000.00	14-Mar-08	204	31-Mar-25	Remortgage	85.00	5.69	Interest Only	Investment	N	N	Live	362,861.41	362,861.41	Interest Only	Investment	2.25	362,861.41	Tracker	680.38	2.00	Y	N		Self-Employed		107,463.00		Flat or Apartment	0	Leasehold	999	N	1st	430,000.00	420,000.00	16-Jan-08	Physical	420,000.00	16-Jan-08	625,876.89	57.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
877	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	224,955.00	14-Mar-08	120	31-Mar-18	Remortgage	89.98	6.44	Interest Only	Investment	N	N	Live	225,660.07	225,660.07	Interest Only	Investment	2.25	225,660.07	Tracker	423.12	2.00	Y	N		Employed		55,000.00		Detached House	0	Freehold	0	N	1st	250,000.00	250,000.00	27-Feb-08	Physical	250,000.00	27-Feb-08	289,305.08	78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan matures March 2018. Letters sent November 2013, January 2014, November 2014. 1year before term date end sent 28th February 2017. Telephone calls have been attempted September 2016 and August 2016.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
878	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	118,800.00	18-Mar-08	300	31-Mar-33	Purchase	90.00	6.99	Interest Only	Investment	N	N	Live	85,218.13	85,218.13	Interest Only	Investment	2.25	118,994.63	Tracker	162.08	2.00	Y	N		Self-Employed		32,500.00		Semi Detached House	0	Freehold	0	N	1st	132,000.00	132,000.00	25-Feb-08	Physical	132,000.00	25-Feb-08	152,753.08	55.79	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
879	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	73,000.00	20-Mar-08	360	31-May-36	Purchase	91.25	6.89	Interest Only	Endowment	Y	N	Live	52,833.53	52,833.53	Repayment	Repayment	2.25	60,633.53	Tracker	285.99	2.00	N	N		Employed	ND	22,000.00	0.00	Terraced House	1975	Freehold	0	N	1st	73,000.00	80,000.00	24-Jan-08	Physical	80,000.00	24-Jan-08	73,550.53	71.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	26-May-11	Switch to Repayment	26-May-11	Mortgage switched to capital repayment and term reduced to 25 years with effect from 26 May 2011	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
880	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	181,800.00	20-Mar-08	300	31-Mar-33	Purchase	90.00	6.49	Interest Only	Investment	Y	N	Live	139,025.07	139,025.07	Interest Only	Investment	2.25	139,025.07	Tracker	263.88	2.00	Y	N		Employed		48,000.00		Terraced House	1965	Freehold	0	N	1st	202,000.00	202,000.00	17-Oct-07	Physical	202,000.00	17-Oct-07	262,825.04	52.9	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
881	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	218,500.00	20-Mar-08	300	31-Mar-33	Purchase	95.00	6.89	Interest Only	Other	N	N	Live	200,704.20	200,704.20	Interest Only	Investment	2.25	219,946.80	Tracker	379.96	2.00	Y	N		Self-Employed		63,000.00		Maisonette	1930	Leasehold	89	N	1st	230,000.00	230,000.00	15-Nov-07	Physical	230,000.00	15-Nov-07	340,214.64	58.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
882	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	133,000.00	20-Mar-08	144	31-Mar-20	Purchase	95.00	6.89	Interest Only	Endowment	Y	N	Live	134,550.81	134,550.81	Interest Only	Investment	2.25	134,550.81	Tracker	252.29	2.00	Y	N		Self-Employed		39,750.00		Flat or Apartment	1895	Leasehold	94	N	1st	140,000.00	140,000.00	7-Jan-08	Physical	140,000.00	7-Jan-08	208,625.63	64.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan mature March 2020. Interest only Letter 1 sent 24th May 2013, Letter 2 sent 25th June 2013, Letter 3 6th August 2013 with attempted contact by telephone on  31st March 2017,16th May 2017, 26th May 2015 with no success. Statements contain the interest Only warning. 6 months before end date letter sent 31st August 2017
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
883	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	199,750.00	1-Apr-08	240	30-Apr-28	Purchase	85.00	5.79	Interest Only	Investment	Y	N	Live	203,947.32	203,947.32	Interest Only	Investment	2.25	203,947.32	Tracker	382.41	2.00	Y	N		Self-Employed		63,722.00		Flat or Apartment	1900	Leasehold	78	N	1st	235,000.00	235,000.00	29-Feb-08	Physical	235,000.00	29-Feb-08	350,193.02	58.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
884	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit in November 2016 was recalled on 16th November and 28th November 2017 and paid by debit card on 28th November. Borrower had transferred account to new bank causing rejected payment. No other issues in the last 12 months and account up to date.		✓	✗
MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.

RISK.30 - BKO / IVA Post-Completion: Advice of IVA in respect of borrower 1 received on 8 October 2012 from Administrators Freeman Jones Limited No further details on file other than report received from supervisor at Freeman Jones 8 May 2017 enclosing report of receipts and payments. This does not appear to have had any material affect on the conduct of the mortgage. A direct debit was returned on 15 November 2017 and replaced with a card payment with the borrower explaining that this was due to a change of bank accounts.
														CLS	UFSS	Mortgage Express	112,500.00	2-Apr-08	300	30-Apr-33	Remortgage	86.54	6.59	Interest Only	Investment	N	N	Live	113,324.61	113,324.61	Interest Only	Investment	2.25	113,324.61	Tracker	212.49	2.00	Y	N		Employed		45,000.00		Flat or Apartment	1900	Leasehold	70	N	1st	130,000.00	130,000.00	8-Feb-08	Physical	130,000.00	8-Feb-08	172,225.60	65.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
885	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	280,000.00	3-Apr-08	240	30-Apr-28	Remortgage	94.92	5.99	Interest Only	Investment	N	N	Live	280,992.51	280,992.51	Interest Only	Investment	2	280,992.51	Tracker	468.33	1.75	N	N		Employed	Other	98,000.00	0.00	Detached House	1970	Freehold	0	N	1st	295,000.00	295,000.00	19-Feb-08	Physical	295,000.00	19-Feb-08	304,429.01	92.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
886	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	157,000.00	4-Apr-08	300	30-Apr-33	Purchase	100.00	6.34	Repayment	Repayment	Y	N	Live	111,290.16	111,290.16	Repayment	Repayment	2.25	111,290.16	Tracker	696.79	2.00	N	N		Employed	Employed	31,000.00	26,500.00	Terraced House	1945	Freehold	0	N	1st	157,000.00	157,000.00	18-Feb-08	Physical	157,000.00	18-Feb-08	96,084.59	115.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
887	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	99,750.00	4-Apr-08	300	30-Apr-33	Remortgage	95.00	6.29	Interest Only	Investment	N	N	Live	99,781.26	99,781.26	Interest Only	Investment	2	99,781.26	Tracker	166.3	1.75	N	N		Employed	Unknown	31,313.00	0.00	Semi Detached House	1930	Freehold	0	N	1st	110,000.00	105,000.00	22-Feb-08	Physical	105,000.00	22-Feb-08	108,356.09	92.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
888	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	267,000.00	7-Apr-08	252	30-Apr-29	Remortgage	83.44	5.99	Interest Only	Other	N	N	Live	268,508.43	268,508.43	Interest Only	Unknown	2.25	268,508.43	Tracker	503.46	2.00	Y	N		Self-Employed		64,300.00		Terraced House	1980	Freehold	0	N	1st	320,000.00	320,000.00	7-Mar-08	Physical	320,000.00	7-Mar-08	476,858.58	56.31	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
889	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	121,500.00	10-Apr-08	276	30-Apr-31	Remortgage	90.00	5.94	Interest Only	Investment	N	N	Live	123,457.70	123,457.70	Interest Only	Investment	2.25	123,457.70	Tracker	231.49	2.00	Y	N		Employed	Unknown	34,000.00	0.00	Terraced House	1900	Freehold	0	N	1st	135,000.00	135,000.00	15-Feb-08	Physical	135,000.00	15-Feb-08	133,790.91	92.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
890	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	87,000.00	10-Apr-08	360	30-Apr-38	Purchase	100.00	6.09	Repayment	Repayment	Y	N	Live	65,082.81	65,082.81	Repayment	Repayment	2.25	68,342.90	Tracker	326.33	2.00	N	N		Employed	Employed	10,000.00	25,228.00	Terraced House	1958	Freehold	0	N	1st	87,000.00	87,000.00	11-Feb-08	Physical	87,000.00	11-Feb-08	90,604.69	71.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
891	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	171,000.00	11-Apr-08	120	30-Apr-18	Purchase	85.93	5.84	Interest Only	Investment	N	N	Live	19,502.66	19,502.66	Interest Only	Investment	2.25	19,502.66	Tracker	36.57	2.00	Y	N		Self-Employed	Employed	30,000.00	25,000.00	Flat or Apartment	1960	Leasehold	115	N	1st	190,000.00	199,000.00	15-Jan-08	Physical	199,000.00	15-Jan-08	296,546.43	6.58	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						No contact made with Borrowers	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
892	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit recalled September January February March 2016 and all made by card within a few days of recall. Direct Debit recalled in May and repaid upon representation. Reason for arrears, borrower advised that Direct Debit mandate cancelled in error. No arrears in past twelve months due to missed payments corrected on time.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	320,000.00	11-Apr-08	180	30-Apr-23	Remortgage	71.11	6.39	Interest Only	Investment	N	N	Live	321,111.14	321,111.14	Interest Only	Investment	2.25	321,111.14	Tracker	602.08	2.00	Y	N		Self-Employed		100,000.00		Terraced House	1930	Freehold	0	N	1st	400,000.00	450,000.00	4-Feb-08	Physical	450,000.00	4-Feb-08	670,582.38	47.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
893	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	147,250.00	11-Apr-08	144	30-Apr-20	Remortgage	95.00	5.74	Interest Only	Investment	N	N	Live	148,901.71	148,901.71	Interest Only	Investment	2	148,901.71	Tracker	248.17	1.75	N	N		Employed	Unemployed	44,235.00	0.00	Semi Detached House	1975	Freehold	0	N	1st	155,000.00	155,000.00	4-Mar-08	Physical	155,000.00	4-Mar-08	153,611.79	96.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only letter 1 sent 18th June 2013. Interest only campaign forms sent 2nd July 2013. PAD note dated 5th July 2013 with repayment plan form returned	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
894	12 months PH	B	B	A	✗	✗	✓
RISK.30 - BKO / IVA Post-Completion: IVA registered 11th May 2017 for borrower 1.  Payments have been made regularly since this date but it is noted this only represents a very short period.  It is therefore too early to gauge whether the IVA has had a detrimental effect.  The account is currently up to date.  There is also a note on file to state that there is a notice of discharge from bankruptcy but it is unclear whether this relates to borrower 1 or borrower 2 who we are aware has not lived at the property for several years.

RISK.38 - Joint Borrower no longer resides: PAD note dated 1st November 2016 advises that borrower 2 has not lived a the property for 4 years.  A correspondence address is held and it is assumed that this is current and his whereabouts known.  The mortgage is currently up to date and borrower 1 confirms that borrower 2 is making contributions towards the mortgage payments

RISK.55 - Title - Other Charges: 2nd Charge dated 5th August 2013 registered in favour of Central Bedfordshire for 4021.00.  This does not appear to have had a detrimental effect on the mortgage.  Indeed the opposite is true and the conduct has improved since this date and the account is currently up to date.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No bank payment received in July 2016 which was due on 31st.  Payment not received until 1st August 2016.  No bank payment received in September 2016 and only 280.00 payment made in October 2016.  Card payment made of 893.43 on 1st November 2016 bringing the account up to date.  Since then direct debit payments have been received regularly and the account is currently up to date.  PAD note dated 1st November 2016 advises that borrower 1 has changed jobs and experienced problems with her car which have contributed to her difficulties.  She also advises that borrower 2 has not lived at the property for 4 years but is making contributions to the mortgage payments but that on this occasion she had not received this in time to make payments.  She felt that it would be better if payments came out of her account on or around 16th month going forwards and a direct debit was set up accordingly.  It is noted that borrower 1 has applied for an IVA on 29th December 2016.  There is also an IVA registered for borrower 2 on 25th October 2012
											✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications. MISS.25 - KYC Missing - Known: Only copies of passports on file with no address verification. Referred 6th September 2017. Confirmed as not available 13th September 2017.	CLS	UFSS	Mortgage Express	133,650.00	11-Apr-08	300	30-Apr-33	Purchase	90.00	7.25	Repayment	Repayment	Y	N	Live	95,654.77	95,654.77	Repayment	Repayment	2.25	95,654.77	Tracker	598.9	2.00	Y	N		Employed	Self-Employed	28,500.00	25,000.00	Semi Detached House	1970	Freehold	0	N	1st	148,500.00	148,500.00	25-Feb-08	Physical	148,500.00	25-Feb-08	196,734.62	48.62	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP					17-Mar-10		Field agent advised that borrower 2 is a self employed builder and has been hit by the recession. Borrower 2 was on maternity leave at the time	0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓
895	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	135,000.00	14-Apr-08	228	30-Apr-27	Remortgage	90.00	6.59	Interest Only	Investment	N	N	Live	135,771.23	135,771.23	Interest Only	Investment	2.25	135,771.23	Tracker	254.58	2.00	Y	N		Employed		38,000.00		Terraced House	2005	Freehold	0	N	1st	160,000.00	150,000.00	12-Feb-08	Physical	150,000.00	12-Feb-08	154,794.41	87.71	0.03	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
896	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: No notes on reason for different correspondence address on file. Payments are being made and account is up to date.			✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	211,500.00	15-Apr-08	300	30-Apr-33	Purchase	84.60	6.24	Interest Only	Investment	Y	N	Live	203,880.09	203,880.09	Interest Only	Investment	2.25	214,690.89	Tracker	384.55	2.00	Y	N		Self-Employed		57,400.00		Flat or Apartment	1965	Leasehold	92	N	1st	235,000.00	250,000.00	17-Jan-08	Physical	250,000.00	17-Jan-08	372,545.77	54.73	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
897	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payment received in May 2017. A card payment was made on 1st June 2017 which brought account up to date. June 2017 payment was received as a card payment on 29th June 2017. Account is therefore up to date.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	155,700.00	15-Apr-08	300	30-Apr-33	Purchase	90.00	6.89	Interest Only	Investment	Y	N	Live	157,806.10	157,806.10	Interest Only	Investment	2.25	157,806.10	Tracker	295.89	2.00	Y	N		Employed		23,600.00		Semi Detached House	2006	Freehold	0	N	1st	173,000.00	173,000.00	14-Feb-08	Physical	173,000.00	14-Feb-08	200,199.11	78.82	0.00	0	Card Payment	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Action commenced 16th June 2011 and withdrawn on 23rd June 2011. Card payment was made 22nd June 2016 bringing account up to date.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
898	12 months PH	B	A	A	✗	✓	✓	RISK.06 - Loan maturing in under 5 years not correctly managed: Loan matures April 2018. Interest only letters sent 25th June 2013 and 2nd August 2013. No additional telephone contact attempted. Borrower has made 85000 capital reductions in loan from April 2010, the remaining balance on loan 70725. No 3 year letter seen.			✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	155,000.00	17-Apr-08	120	30-Apr-18	Purchase	41.33	6.89	Interest Only	Investment	N	N	Live	70,725.07	70,725.07	Interest Only	Investment	1.89	70,725.07	Tracker	111.39	1.64	Y	N		Self-Employed		42,500.00		Semi Detached House	1935	Freehold	0	N	1st	375,000.00	375,000.00	7-Mar-08	Physical	375,000.00	7-Mar-08	496,804.60	14.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only letters sent 25th June 2013 2nd August 2013 No additional telephone contact attempted	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
899	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	112,050.00	17-Apr-08	300	30-Apr-33	Purchase	86.19	6.39	Interest Only	Endowment	N	N	Live	114,362.28	114,362.28	Interest Only	Endowment	2.25	114,362.28	Tracker	214.43	2.00	Y	N		Employed	Self-Employed	27,500.00	20,800.00	Terraced House	2007	Leasehold	999	N	1st	124,500.00	130,000.00	13-Nov-07	Physical	130,000.00	13-Nov-07	132,771.02	86.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
900	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	165,000.00	18-Apr-08	276	30-Apr-31	Purchase	84.62	5.99	Repayment	Repayment	N	N	Live	113,898.47	113,898.47	Repayment	Repayment	2.25	113,898.47	Tracker	799.07	2.00	Y	N		Self-Employed		45,600.00		Semi Detached House	1990	Freehold	0	N	1st	195,000.00	195,000.00	19-Mar-08	Physical	195,000.00	19-Mar-08	258,338.39	44.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
901	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Swith from Repayment to Interest only in January 2009. No payment pressure seen at that time, no additional information on file. No repayment vehicle for capital noted on file.			✓	✓		CLS	UFSS	Mortgage Express	177,000.00	18-Apr-08	240	30-Apr-28	Remortgage	84.29	5.79	Repayment	Repayment	N	N	Live	175,980.82	175,980.82	Interest Only	Unknown	2.25	175,980.82	Tracker	329.97	2.00	Y	N		Self-Employed		55,000.00		Detached House	1950	Freehold	0	N	1st	210,000.00	210,000.00	10-Apr-08	Physical	210,000.00	10-Apr-08	238,056.54	73.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	8-Jan-09	Switch to Interest Only	8-Jan-09	Switch from Repayment to Interest only in January 2009. No payment pressure seen at that time, no additional information on file. No repayment vehicle for capital noted on file.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
902	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	95,000.00	28-Apr-08	168	30-Apr-22	Remortgage	47.50	5.94	Repayment	Repayment	N	N	Live	37,871.13	37,871.13	Repayment	Repayment	2.25	37,871.13	Tracker	689.7	2.00	Y	N		Self-Employed	Employed	20,000.04	13,500.00	Semi Detached House	1860	Freehold	0	N	1st	200,000.00	200,000.00	7-Apr-08	Physical	200,000.00	7-Apr-08	233,206.42	16.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
903	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit payment of 400.02 rejected by bank 31st May 2017. Borrower advised that this was due to family difficulties and made card payments of 400.02 and 6.50 to cover monthly payment and fees. Second automated direct debit request supressed. June 2017 payment was made by direct debit on time. Last previous missed payment was in March 2013 and was a isolated incident.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	89,000.00	23-Apr-08	312	30-Apr-34	Purchase	104.71	6.99	Repayment	Repayment	N	N	Live	67,213.54	67,213.54	Repayment	Repayment	2.25	67,213.54	Tracker	400.02	2.00	N	N		Employed	Employed	22,500.00	12,000.00	Terraced House	1900	Freehold	0	N	1st	85,000.00	85,000.00	18-Mar-08	Physical	85,000.00	18-Mar-08	93,137.01	72.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
904	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	88,000.00	24-Apr-08	360	30-Apr-38	Purchase	100.00	6.69	Repayment	Repayment	N	N	Live	72,871.80	72,871.80	Repayment	Repayment	2.25	72,871.80	Tracker	365.39	2.00	N	N		Employed		23,500.00		Flat or Apartment	1930	Feudal	0	N	1st	88,000.00	88,000.00	18-Mar-08	Physical	88,000.00	18-Mar-08	84,270.13	86.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
905	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: No note on file with reason for different correspondence address. Account is performing and is up to date.			✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	90,000.00	24-Apr-08	240	30-Apr-28	Purchase	100.00	6.89	Repayment	Repayment	N	N	Live	56,265.77	56,265.77	Repayment	Repayment	2.25	56,265.77	Tracker	488.1	2.00	N	N		Employed		38,000.00		Maisonette	1900	Leasehold	999	N	1st	90,000.00	90,000.00	4-Feb-08	Physical	90,000.00	4-Feb-08	82,744.35	68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
906	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	168,000.00	24-Apr-08	300	30-Apr-33	Purchase	100.00	6.99	Interest Only	Endowment	N	N	Live	169,012.70	169,012.70	Interest Only	Endowment	2.25	169,012.70	Tracker	316.9	2.00	N	N		Employed		40,000.00		Terraced House	1900	Freehold	0	N	1st	168,000.00	168,000.00	11-Mar-08	Physical	168,000.00	11-Mar-08	184,082.55	91.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
907	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Erratic payments with a history of no, over and underpayments made by bank payments and bank card throughout the course of the last 12 months. However, the arrears have not increased by over 1 month at any time in the last twelve months. Payment profile suggests arrears are likely to remain static. Reason for arrears appears to be financial mis-management over a considerable period of time.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	249,995.00	25-Apr-08	300	30-Apr-33	Purchase	83.33	5.79	Interest Only	Investment	N	N	Live	254,126.23	254,126.23	Interest Only	Investment	2.25	254,126.23	Tracker	477.52	2.00	Y	N		Self-Employed		75,500.00		Semi Detached House	1930	Freehold	0	N	1st	300,000.00	300,000.00	20-Feb-08	Physical	300,000.00	20-Feb-08	447,054.92	56.84	0.00	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
908	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	90,000.00	25-Apr-08	360	30-Apr-38	Purchase	100.00	6.69	Repayment	Repayment	Y	N	Live	74,499.37	74,499.37	Repayment	Repayment	2.25	74,499.37	Tracker	373.55	2.00	N	N		Employed		26,520.00		Terraced House	1930	Freehold	0	N	1st	90,000.00	90,000.00	8-Apr-08	Physical	90,000.00	8-Apr-08	105,904.43	70.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
909	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	360,000.00	25-Apr-08	120	30-Apr-18	Remortgage	80.00	6.94	Interest Only	Investment	N	N	Live	365,208.79	365,208.79	Interest Only	Investment	2.25	365,208.79	Tracker	684.78	2.00	Y	N		Employed		102,000.00		Terraced House	1876	Freehold	0	N	1st	450,000.00	450,000.00	19-Mar-08	Physical	450,000.00	19-Mar-08	596,165.52	61.26	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only letters sent December 2013 and January 2014. 1 year before term end date March 2017	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
910	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	336,000.00	28-Apr-08	240	30-Apr-28	Remortgage	67.20	5.99	Interest Only	Investment	N	N	Live	340,413.32	340,413.32	Interest Only	Investment	2.25	340,413.32	Tracker	638.28	2.00	Y	N		Self-Employed	Self-Employed	84,758.00	76,935.00	Flat or Apartment	2001	Leasehold	91	N	1st	500,000.00	500,000.00	17-Mar-08	Physical	500,000.00	17-Mar-08	745,091.54	45.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
911	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title extract dated 27th July 2017 indicates presence of an equitable charge dated 6th March 2015 created by an interim charging order in favour of Anglian Water Services Ltd. The financial extent and reason for the charge are unknown			✓	✓		CLS	UFSS	Mortgage Express	166,500.00	29-Apr-08	300	30-Apr-33	Purchase	90.00	6.39	Interest Only	Investment	Y	N	Live	169,668.78	169,668.78	Interest Only	Investment	2.25	169,668.78	Tracker	318.13	2.00	Y	N		Self-Employed	Employed	58,000.00	11,600.00	Flat or Apartment	2007	Leasehold	124	N	1st	185,000.00	185,000.00	14-Dec-07	Physical	185,000.00	14-Dec-07	240,706.10	70.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
912	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	90,725.00	29-Apr-08	300	30-Apr-33	Purchase	95.00	5.89	Repayment	Repayment	N	N	Live	64,748.46	64,748.46	Repayment	Repayment	1.75	66,598.49	Tracker	390.41	1.50	N	N		Employed	Employed	16,000.00	17,000.00	Terraced House	1940	Freehold	0	N	1st	95,500.00	95,500.00	20-Mar-08	Physical	95,500.00	20-Mar-08	98,552.44	65.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
913	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Equitable charge created by an interim charge dated 21st May 2012 in favour of Bank of Scotland Ltd.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments missed December 2016, January and April 2017. Cleared by making overpayments in the following months. Borrower is a self employed taxi driver and a sub contractor, he is managing to keep on top of his payments although he has broken a few times his promises of payments due to his reduce income. The arrears have never been more than 2 months and he is cooperating. This trend is likely to continue as his account has had issues with payments since origination.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	183,000.00	30-Apr-08	276	30-Apr-31	Remortgage	79.57	6.14	Interest Only	Investment	N	N	Live	185,532.73	185,532.73	Interest Only	Investment	2.25	185,532.73	Tracker	347.88	2.00	Y	N		Self-Employed		65,355.00		Terraced House	1950	Freehold	0	N	1st	220,000.00	230,000.00	29-Feb-08	Physical	230,000.00	29-Feb-08	304,706.82	60.89	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed on 09th November 2009 . SPO end date 06th January 2010.		9-Nov-09	6-Jan-10	SPO on payment of CMS plus 550 with first payment due 12January 2010		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
914	12 months PH	B	B	A	✗	✗	✓	RISK.37 - Principal Borrower no longer resides: Address changed in 2010. No reason given or details since. Account is performing and up to date.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: February 2016 payment was rejected and paid on 2nd presentation, March 2016 was also rejected and paid a few days later by card. Borrower explained this was due to a cheque not clearing in time. No forward issues.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	374,000.00	30-Apr-08	240	30-Apr-28	Remortgage	85.00	6.64	Interest Only	Investment	N	N	Live	374,899.70	374,899.70	Interest Only	Investment	1.89	374,899.70	Tracker	590.47	1.64	Y	N		Self-Employed		91,000.00		Detached House	1950	Freehold	0	N	1st	440,000.00	440,000.00	31-Mar-08	Physical	440,000.00	31-Mar-08	582,917.40	64.31	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
915	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Since 2015 borrowers are separated, borrower 2 is living in the property with her new partner. Remove Borrower 1 was declined based on borrowers 2 affordability. No further notes after February 2017, however all the payments are being made to the account.			✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	106,244.00	2-May-08	300	31-May-33	Purchase	85.00	5.79	Repayment	Repayment	N	N	Live	78,580.31	78,580.31	Repayment	Repayment	2.25	78,580.31	Tracker	489.85	2.00	Y	N		Self-Employed	ND	25,000.00	0.00	Flat or Apartment	1902	Leasehold	79	N	1st	124,995.00	124,995.00	19-Mar-08	Physical	124,995.00	19-Mar-08	165,594.91	47.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Other (Specify)	27-Aug-15	Borrowers 2 name amended on system, marriage certificate attached, although not changed in title certificate.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
916	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	124,995.00	6-May-08	360	31-May-38	Purchase	100.00	6.99	Repayment	Repayment	N	N	Live	103,666.69	103,666.69	Repayment	Repayment	2.25	103,666.69	Tracker	518.17	2.00	N	N		Employed		33,500.00		Flat or Apartment	1965	Leasehold	117	N	1st	124,995.00	124,995.00	10-Mar-08	Physical	124,995.00	10-Mar-08	165,594.91	62.6	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
917	12 months PH	B	A	A	✗	✓	✓
RISK.20 - Vulnerability - Mental health: Borrower flag with mental health since September 2016, system shows that the sole borrower has mental health issues and suffers from anxiety. All the payments into the account since January 2009 are DWP.

RISK.55 - Title - Other Charges: Title search dated 26th July 2017 shows an equitable charge created by an Interim Charging order dated 15th February 2013 in favour of Hillesden Securities Ltd. Equitable charge created by an Interim Charging order dated 18th March 2010 in favour of CL Finance Ltd. Equitable charge created by an Interim Charging order dated 21st June 2011 in favour of Northridge Finance Ltd.

RISK.32 - DWP payments: DWP payments commenced 2009 and still being received. Account shows an overpayment balance of 25617, as the amount received exceed the monthly due payment. Interest only loan maturing in 11 months.
											✓	✓		CLS	UFSS	Mortgage Express	212,000.00	6-May-08	120	31-May-18	Remortgage	77.09	6.14	Interest Only	Investment	N	N	Live	185,998.74	185,998.74	Interest Only	Investment	2.25	185,998.74	Tracker	349.28	2.00	Y	N		Employed		72,000.00		Bungalow	1930	Freehold	0	N	1st	275,000.00	275,000.00	26-Mar-08	Physical	275,000.00	26-Mar-08	286,394.12	64.95	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Letters sent to borrower on 30th April 2017 one year before term end, Ice letter in September 2016 and in 2015.	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
918	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	88,700.00	6-May-08	276	31-May-31	Remortgage	84.48	5.89	Repayment	Repayment	N	N	Live	62,216.01	62,216.01	Repayment	Repayment	2.25	62,216.01	Tracker	434.26	2.00	Y	N		Self-Employed		27,400.00		Semi Detached House	1970	Leasehold	152	N	1st	105,000.00	105,000.00	7-Apr-08	Physical	105,000.00	7-Apr-08	112,756.98	55.18	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
919	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	160,000.00	6-May-08	300	31-May-33	Remortgage	69.57	6.14	Interest Only	Investment	Y	N	Live	161,486.77	161,486.77	Interest Only	Investment	2.25	161,486.77	Tracker	302.79	2.00	Y	N		Self-Employed		45,600.00		Semi Detached House	1850	Freehold	0	N	1st	245,000.00	230,000.00	22-Feb-08	Physical	230,000.00	22-Feb-08	266,709.86	60.55	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						15 year interest only campaign call 16th February 2016, no response.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
920	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Change of address noted in November 2010. No reason given and this has not ben queried since. Account is performing and up to date.			✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	124,500.00	8-May-08	264	31-May-30	Purchase	94.68	5.99	Interest Only	Investment	N	N	Live	113,549.04	113,549.04	Interest Only	Investment	2	125,915.18	Tracker	191.08	1.75	N	N		Employed		70,126.00		Flat or Apartment	2003	Leasehold	992	N	1st	131,500.00	131,500.00	28-Jan-08	Physical	131,500.00	28-Jan-08	152,174.47	74.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
15 year to maturity interest only campaign call made on both 19th May 2016 and 1st August 2016, but borrower unable to discuss as call on 1st August 2016 was while at work. No further contact attempted. No letters sent.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
921	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit of 313.57 paid 28th December 2016 was returned 29th December 2016, but represented successfully 9th January 2017. Borrower advised that reason for direct debit return was that borrower was over committed at Christmas 2016. No other payment issues since and has not impacted on overall account.		✓	✓		CLS	UFSS	Mortgage Express	70,200.00	8-May-08	300	31-May-33	Purchase	90.00	5.74	Repayment	Repayment	Y	N	Live	50,304.94	50,304.94	Repayment	Repayment	2.25	50,304.94	Tracker	313.59	2.00	Y	N		Self-Employed		28,000.00		Terraced House	1910	Freehold	0	N	1st	78,000.00	78,000.00	10-Mar-08	Physical	78,000.00	10-Mar-08	89,286.46	56.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
922	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	80,700.00	8-May-08	300	31-May-33	Remortgage	94.94	5.99	Repayment	Repayment	N	N	Live	60,646.75	60,646.75	Repayment	Repayment	2	60,646.75	Tracker	371	1.75	N	N		Employed	Employed	15,965.00	16,512.00	Terraced House	1900	Freehold	0	N	1st	85,000.00	85,000.00	5-Mar-08	Physical	85,000.00	5-Mar-08	84,238.72	71.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
923	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Arrears carried forward were due to direct debit June 2016 collected on 28th June 2016 being returned 29th June 2016, but made up on representation 7th July 2016. Then the July 2016 direct debit collected 28th July 2016 was returned 29th July 2016 and made up by card payment 13th August 2016. As direct debit had then been cancelled by servicer the August 2016 was then paid by card payment on 2nd September 2016. September 2016 direct debit collected successfully. The October 2016 direct debit collected 10th October 2016 was returned 11th October 2016 and successfully represented on 19th October 2016. Final issue was that the May 2017 direct debit collected 10th May 2017 was returned 11th May 2017 and represented successfully 19th May 2017. The issues in last twelve months are all down to financial mismanagement in that borrower has a number of debits coming from bank around same time. Overall impact is that payments are rejected but are made up within the month and account never falls more than 1 month down at any point.
											✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	141,000.00	8-May-08	360	31-May-38	Purchase	81.98	6.29	Interest Only	Sale of Property	Y	N	Live	142,006.31	142,006.31	Interest Only	Investment	2.25	142,006.31	Tracker	266.25	2.00	Y	N		Self-Employed		36,100.00		Terraced House	1950	Freehold	0	N	1st	172,000.00	172,000.00	4-Apr-08	Physical	172,000.00	4-Apr-08	237,190.09	59.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						AS loan has 20 years plus to maturity no recent verification of repayment vehicle has been required.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓
924	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	140,250.00	9-May-08	204	31-May-25	Remortgage	85.00	6.49	Repayment	Repayment	N	N	Live	76,578.44	76,578.44	Repayment	Repayment	2.25	76,578.44	Tracker	880.76	2.00	Y	N		Self-Employed	Self-Employed	25,854.00	16,244.00	Semi Detached House	1937	Freehold	0	N	1st	165,000.00	165,000.00	6-Mar-08	Physical	165,000.00	6-Mar-08	151,697.97	50.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Original litigation commenced 2nd January 2009. Hearing date set 10th February 2009 however, adjourned with liberty to restore as arrangement agreed. No further litigation action taken.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
925	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	166,250.00	9-May-08	300	31-May-33	Remortgage	95.00	6.39	Interest Only	Investment	N	N	Live	166,235.94	166,235.94	Interest Only	Investment	2	166,235.94	Tracker	277.06	1.75	N	N		Employed		47,400.00		Terraced House	2006	Freehold	0	N	1st	180,000.00	175,000.00	13-Mar-08	Physical	175,000.00	13-Mar-08	202,931.42	81.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only campaign calls on 5th and 16th February, 7th, 12th and 16th September 2016, 21st October 2016 and 1st November 2016, but no response to any of these.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
926	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	300,000.00	12-May-08	264	31-May-30	Purchase	61.22	5.49	Repayment	Repayment	N	N	Live	180,154.20	180,154.20	Repayment	Repayment	2.25	180,154.20	Tracker	1340.42	2.00	Y	N		Self-Employed	Self-Employed	60,000.00	60,000.00	Detached House	2008	Freehold	0	N	1st	490,000.00	540,000.00	11-Mar-08	Physical	540,000.00	11-Mar-08	557,259.88	32.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
927	12 months PH	A	B	A	✓	✗	✓
PAY.06 - Account in Credit - 2 consecutive payments missed: Present credit balance on account accrued from June 2010 as a result of overpayments from DWP until March 2015. Thereafter payments from borrowers have been erratic. Credit balance at start of review period on 1st July 2016 was 7485.64. This has reduced to current 4296.59 due to a series of returned direct debits and unpaid payments in last 12 months. Specifically, the direct debit for August 2016 paid 30th August 2016 was returned 31st August 2016. Direct debit for November 2016 made on 28th November 2016 was returned 29th November 2016. This was represented 7th December 2016, but returned again 8th December 2016. No actual payments made for December 2016 at all. Whilst January 2017 payment made, there have been no payments at all since that date. The credit balance is therefore masking the lack of payments recently.
											✓	✓		CLS	UFSS	Mortgage Express	216,000.00	13-May-08	300	31-May-33	Remortgage	90.00	6.19	Interest Only	Investment	N	N	Live	212,529.58	212,529.58	Interest Only	Investment	2.25	212,529.58	Tracker	396.27	2.00	Y	N		Self-Employed	Self-Employed	103,500.00	12,500.00	Terraced House	1850	Freehold	0	N	1st	240,000.00	240,000.00	12-Mar-08	Physical	240,000.00	12-Mar-08	317,954.94	66.84	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only campaign calls made 26th and 30th August 2016, 5th September 2016, 10th, 14th and 18th October 2016, but no response to any of these.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
928	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications. MISS.25 - KYC Missing - Known: Referred to SME 5th September 2017. Require ID documents or broker sheet to validate KYC. Only hold proof of address documents. Servicer confirmed 13th September 2017 no other documents available.	CLS	UFSS	Mortgage Express	162,000.00	15-May-08	300	31-May-33	Remortgage	90.00	5.94	Interest Only	Investment	N	N	Live	164,562.28	164,562.28	Interest Only	Investment	2.25	164,562.28	Tracker	308.56	2.00	Y	N		Self-Employed		51,500.00		Flat or Apartment	1998	Leasehold	96	N	1st	180,000.00	180,000.00	23-Nov-07	Physical	180,000.00	23-Nov-07	199,578.15	82.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Only interest only contact was 1 unsuccessful phone call made 6th October 2015.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓
929	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	115,000.00	15-May-08	300	31-May-33	Purchase	100.00	6.99	Interest Only	Investment	Y	N	Live	115,990.43	115,990.43	Interest Only	Investment	2.25	115,990.43	Tracker	217.49	2.00	N	N		Employed	Employed	19,000.00	17,500.00	Semi Detached House	1970	Leasehold	958	N	1st	115,000.00	115,000.00	12-Mar-08	Physical	115,000.00	12-Mar-08	119,764.82	96.85	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only campaign calls made 21st March 2016, 7th and 12th September 2016 and 21st and 25th October 2016. All attempts unsuccessful.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
930	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Neither of the borrowers are residing at the security, as alternative correspondence addresses registered, only a few doors down from the security itself. No indication that the servicer has noted this. No indication as to the date he current correspondence address registered. RISK.66 - Unauthorised Tenancy: Potentially the property is subject to an unauthorised letting as neither borrower resides at the security. There are no notes to indicate that this has been queried or investigated by the servicer.			✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	212,400.00	19-May-08	144	31-May-20	Purchase	84.96	5.84	Interest Only	Investment	N	N	Live	215,578.61	215,578.61	Interest Only	Investment	2.25	215,578.61	Tracker	404.22	2.00	Y	N		Self-Employed	Employed	49,950.00	27,350.00	Terraced House	1930	Freehold	0	N	1st	249,999.00	249,999.00	10-Mar-08	Physical	249,999.00	10-Mar-08	331,201.74	65.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures May 2020,. Letters sent December 2013, January 2014 and February 2014. 3 year letter sent June 2017.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
931	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications. MISS.25 - KYC Missing - Known: Referred to SME 5th September 2017 for proof of ID. Only provided with proof of address. Servicer confirmed 13th September 2017 no document available.	CLS	UFSS	Mortgage Express	92,000.00	22-May-08	420	31-May-43	Purchase	100.00	6.69	Interest Only	Investment	Y	N	Live	92,995.97	92,995.97	Interest Only	Investment	2.25	92,995.97	Tracker	174.37	2.00	N	N		Employed		31,000.00		Semi Detached House	1870	Freehold	0	N	1st	92,000.00	92,000.00	19-Mar-08	Physical	92,000.00	19-Mar-08	95,811.85	97.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Still 25 years to run. No contact required to date.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓
932	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	130,000.00	23-May-08	264	31-May-30	Remortgage	54.17	6.14	Repayment	Repayment	N	N	Live	85,273.38	85,273.38	Repayment	Repayment	2.25	85,273.38	Tracker	634.47	2.00	Y	N		Employed	Unemployed	38,000.00	0.00	Semi Detached House	1950	Freehold	0	N	1st	240,000.00	240,000.00	25-Mar-08	Physical	240,000.00	25-Mar-08	277,732.87	30.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
933	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower aged 73 at end of term. No indication that consideration given to affordability into retirement. Borrower working in I T and therefore may be able to continue, but no evidence of the lender obtaining confirmation of intention. No intended retirement age quoted on application.			✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	237,500.00	23-May-08	180	31-May-23	Purchase	95.00	5.99	Interest Only	Investment	Y	N	Live	240,060.80	240,060.80	Interest Only	Investment	2	240,060.80	Tracker	400.11	1.75	N	N		Self-Employed		65,449.00		Terraced House	1930	Freehold	0	N	1st	250,000.00	250,000.00	18-Mar-08	Physical	250,000.00	18-Mar-08	331,203.07	72.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Original litigation instructed 14th April 2009 with hearing date on 9th June 2009.	CMS + 207.00	1-Jan-10	7-Feb-11	Suspended possession order held from 9th June 2009. Enforcement was sought on 10th December 2009, but suspended on arrangement of contractual plus 207.00 from1st January 2010. No further action taken.
Interest only campaign calls made 15th and 18th January 2016 and 17th February 2016, but all unsuccessful. No further contact attempted. Currently 5 years and 11 months to maturity as at 30th June 2017. No yet under 5 years to maturity.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
934	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit paid 1st March 2017 was returned 2nd March 2017, represented 10th March 2017 and rejected again 13th March 2017. Card payment made 31st March 2017 to cover payment. Also Direct debit paid 2nd May 2017 rejected 3rd May 2017, but represented successfully 11th May 2017. Reasons given in each case were unanticipated events, not specified. Has had no overall impact on the account which remains up to date.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	125,000.00	27-May-08	360	31-May-38	Purchase	100.00	6.99	Repayment	Repayment	Y	N	Live	103,805.58	103,805.58	Repayment	Repayment	2.25	103,805.58	Tracker	518.83	2.00	N	N		Employed		23,600.00		Semi Detached House	1990	Freehold	0	N	1st	125,000.00	125,000.00	19-Mar-08	Physical	125,000.00	19-Mar-08	123,880.48	83.79	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	14-Oct-16
Original borrower 2 removed by way of transfer of equity 14th October 2016. System notes indicate all documents assessed and acceptable. Title has been amended as shown on the Land Registry title extract dated 31st July 2017.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
935	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	121,950.00	30-May-08	300	31-May-33	Purchase	90.00	5.99	Repayment	Repayment	N	N	Live	89,093.94	89,093.94	Repayment	Repayment	1.75	89,093.94	Tracker	534.77	1.50	N	N	9-Aug-17	Employed	Employed	29,000.00	20,070.00	Semi Detached House	1958	Leasehold	943	N	1st	135,500.00	138,000.00	2-Apr-08	Physical	138,000.00	2-Apr-08	144,998.12	61.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
936	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: System notes 9th August 2011 stated that borrower had moved out of security as split from spouse. There is no further communication to confirm whether borrower has returned to security or if still living elsewhere. The servicer system only shows a correspondence address that is the same as the security. There is no warning on the account to prompt collection of information. Appears spouse remains in security. However, the precise whereabouts of borrower are unclear.			✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	165,750.00	30-May-08	240	31-May-28	Remortgage	85.00	5.89	Interest Only	Investment	Y	N	Live	167,394.23	167,394.23	Interest Only	Investment	2.25	167,394.23	Tracker	313.87	2.00	Y	N		Employed		45,000.00		Terraced House	1900	Freehold	0	N	1st	195,000.00	195,000.00	25-Mar-08	Physical	195,000.00	25-Mar-08	225,657.96	74.18	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only campaign calls made 19th and 25th May 2016. No response to calls received.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
937	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	89,250.00	30-May-08	216	31-May-26	Remortgage	85.00	6.44	Interest Only	Investment	Y	N	Live	89,954.51	89,954.51	Interest Only	Investment	2.25	89,954.51	Tracker	168.67	2.00	Y	N		Self-Employed	Employed	30,000.00	19,300.00	Terraced House	1900	Freehold	0	N	1st	105,000.00	105,000.00	1-Apr-08	Physical	105,000.00	1-Apr-08	102,919.95	87.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
938	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Direct debit paid 6th July 2016 returned 7th July 2016, but successfully represented 15th July 2016. There have been no other issues and the account was in credit at the time due to overpayments. This does not appear to have adversely affected the conduct of the account.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	105,000.00	30-May-08	360	31-May-38	Remortgage	80.77	6.39	Interest Only	Investment	N	N	Live	101,651.72	101,651.72	Interest Only	Investment	2.25	105,851.72	Tracker	191.73	2.00	Y	N		Self-Employed	Unemployed	40,000.00	0.00	Semi Detached House	1930	Freehold	0	N	1st	130,000.00	130,000.00	19-Mar-08	Physical	130,000.00	19-Mar-08	134,155.16	75.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Eight calls made under the interest only campaign on 18th and 24th August 2015, 18th, 22nd and 30th August 2016 and also 3rd, 7th and 11th October 2016. All unsuccessful.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
939	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	380,000.00	2-Jun-08	300	30-Jun-33	Remortgage	84.44	5.74	Interest Only	Investment	N	N	Live	386,344.75	386,344.75	Interest Only	Investment	2.25	386,344.75	Tracker	724.41	2.00	Y	N		Self-Employed	Employed	95,000.00	13,000.00	Detached House	1995	Freehold	0	N	1st	450,000.00	450,000.00	19-Mar-08	Physical	450,000.00	19-Mar-08	521,823.64	74.04	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
940	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: Consent to let given in September 2011, as borrower working abroad and not living at property. Consent to let expired in October 2012, no response received from borrower for renewal breach letter sent 8th March 2013. No further notes on file. Field agent instructed December 2015 no response on visits to property. Correspondence address for borrower still held. Current payments being made monthly by direct debit, no late payments or arrears seen.

RISK.37 - Principal Borrower no longer resides: Consent to let given in September 2011, as borrower working abroad and not living at property. Consent to let expired in October 2012, no response received from borrower for renewal breach letter sent 8th March 2013. No further notes on file. Field agent instructed December 2015 no response on visits to property. Correspondence address for borrower still held.  Current payments being made monthly by direct debit, no late payments or arrears seen.
											✓	✓		CLS	UFSS	Mortgage Express	119,000.00	2-Jun-08	300	30-Jun-33	Purchase	85.00	5.84	Interest Only	Investment	N	N	Live	121,111.37	121,111.37	Interest Only	Investment	2.25	121,111.37	Tracker	227.09	2.00	Y	N		Employed		35,875.00		Terraced House	1980	Freehold	0	N	1st	140,000.00	140,000.00	9-Apr-08	Physical	140,000.00	9-Apr-08	193,061.70	62.73	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
941	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	84,600.00	3-Jun-08	300	30-Jun-33	Purchase	84.60	5.54	Repayment	Repayment	N	N	Live	61,524.45	61,524.45	Repayment	Repayment	2.25	61,524.45	Tracker	381.87	2.00	Y	N		Employed		25,476.00		Flat or Apartment	2007	Leasehold	125	N	1st	94,000.00	100,000.00	4-Apr-07	Physical	100,000.00	4-Apr-07	107,407.41	57.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
942	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Borrower request to change to interest only from repayment in December 2008, Letter sent to borrower to confirm. No evidence of late or missed payments no other information held. No details of any repayment vehicle to repay capital on file. No subsequent contact attempted by lender to review.			✓	✓		CLS	UFSS	Mortgage Express	182,750.00	4-Jun-08	300	30-Jun-33	Remortgage	85.00	6.14	Repayment	Repayment	N	N	Live	182,643.41	182,643.41	Interest Only	Unknown	2.25	182,643.41	Tracker	342.46	2.00	Y	N		Employed		36,000.00		Terraced House	1930	Freehold	0	N	1st	215,000.00	215,000.00	5-Mar-08	Physical	215,000.00	5-Mar-08	284,834.64	64.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	12-Dec-08	Switch to Interest Only	12-Dec-08
Borrower request to change to interest only from repayment, Letter sent to confirm. No evidence of late or missed payments no other information held. No details of any repayment vehicle to repay capital on file.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
943	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	186,300.00	4-Jun-08	300	30-Jun-33	Purchase	81.00	5.99	Interest Only	Investment	N	N	Live	151,312.24	151,312.24	Interest Only	Investment	2.25	186,312.24	Tracker	286.55	2.00	Y	N		Self-Employed		55,000.00		Detached House	1995	Leasehold	999	N	1st	230,000.00	230,000.00	7-Mar-08	Physical	230,000.00	7-Mar-08	239,529.63	63.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
944	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	134,000.00	6-Jun-08	204	30-Jun-25	Remortgage	58.26	6.39	Repayment	Repayment	N	N	Live	69,683.09	69,683.09	Repayment	Repayment	2.25	69,683.09	Tracker	793.82	2.00	Y	N		Self-Employed		48,000.00		Terraced House	0	Freehold	0	N	1st	230,000.00	230,000.00	20-Feb-08	Physical	230,000.00	20-Feb-08	266,709.86	26.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
945	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Noted mail returned gone away 27th April 2016 and 2nd October 2015. Noted Correspondence address for borrower 1. Borrower 2 address amended back to lending property address in March 2015 from previous correspondence address no contact made with Borrower 1. Repayment mortgage currently paid up to date with no missed payments or arrears.			✓	✓		CLS	UFSS	Mortgage Express	76,000.00	6-Jun-08	300	30-Jun-33	Purchase	100.00	6.69	Repayment	Repayment	N	N	Live	58,360.83	58,360.83	Repayment	Repayment	2.25	58,360.83	Tracker	362.23	2.00	N	N		Employed	Unemployed	42,386.00	0.00	Semi Detached House	1954	Feudal	0	N	1st	76,000.00	76,000.00	25-Mar-08	Physical	76,000.00	25-Mar-08	72,778.75	80.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
946	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	211,500.00	13-Jun-08	300	30-Jun-33	Purchase	90.00	6.99	Interest Only	Investment	N	N	Live	213,610.04	213,610.04	Interest Only	Investment	2.25	213,610.04	Tracker	400.53	2.00	Y	N		Employed		39,200.00		Flat or Apartment	2007	Leasehold	999	N	1st	235,000.00	235,000.00	15-Feb-08	Physical	235,000.00	15-Feb-08	311,330.88	68.61	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
947	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	113,000.00	12-Jun-08	420	30-Jun-43	Purchase	100.00	6.69	Repayment	Repayment	N	N	Live	98,254.81	98,254.81	Repayment	Repayment	2.25	98,254.81	Tracker	416.25	2.00	N	N		Employed	Employed	29,950.00	23,260.00	Terraced House	1900	Freehold	0	N	1st	113,000.00	113,000.00	7-Mar-08	Physical	113,000.00	7-Mar-08	111,987.95	87.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
948	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	93,000.00	13-Jun-08	300	30-Jun-33	Purchase	74.40	6.99	Repayment	Repayment	N	N	Live	68,143.91	68,143.91	Repayment	Repayment	2.25	68,143.91	Tracker	422.95	2.00	Y	N		Employed		29,000.00		Semi Detached House	1930	Freehold	0	N	1st	111,500.00	125,000.00	15-Mar-08	Physical	125,000.00	15-Mar-08	143,087.28	47.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
949	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge in favour of Blemain Finance Limited dated 10th December 2015. Confirmed on Charges register in Land Registry search held. No adverse effect on loan borrower current making monthly overpayments to loan, no missed payments or arrears seen. Current overpayment of 14123.71 seen on account.			✓	✓		CLS	UFSS	Mortgage Express	123,000.00	19-Jun-08	168	30-Jun-22	Purchase	58.02	6.24	Interest Only	Investment	N	N	Live	109,268.75	109,268.75	Interest Only	Investment	2.25	123,392.46	Tracker	207.92	2.00	Y	N		Employed		42,300.00		Flat or Apartment	2000	Leasehold	125	N	1st	212,000.00	212,000.00	27-Mar-08	Physical	212,000.00	27-Mar-08	280,860.20	38.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Borrower contacted by letter in respect of interest only payments.
12th August 2013
10th January 2014
11th February 2014
7th November 2014
Calls made to borrower on
14th December 2014 - Equity in property and making overpayments.
26th August 2016 - no response
5th September 2016 - Borrower advised making overpayments and indicated son would take over mortgage.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
950	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	140,000.00	18-Sep-08	420	30-Sep-43	Purchase	100.00	6.99	Repayment	Repayment	N	N	Live	119,564.90	119,564.90	Repayment	Repayment	2.25	122,722.67	Tracker	504.15	2.00	N	N		Employed		20,000.00		Semi Detached House	2008	Freehold	0	N	1st	140,000.00	140,000.00	18-Mar-08	Physical	140,000.00	18-Mar-08	162,010.84	73.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	9-Dec-14	Transfer of equity approved by lender removal of borrower 2. Letter sent to borrower to confirm. Land register search held confirms property in sole name of borrower 1.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
951	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	168,000.00	23-Jun-08	300	30-Jun-33	Remortgage	67.20	6.39	Interest Only	Investment	N	N	Live	169,185.63	169,185.63	Interest Only	Investment	2.25	169,185.63	Tracker	317.23	2.00	Y	N		Self-Employed		48,000.00		Detached House	2002	Freehold	0	N	1st	260,000.00	250,000.00	8-Feb-08	Physical	250,000.00	8-Feb-08	260,358.30	64.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
952	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	71,250.00	7-Jul-08	300	31-Jul-33	Purchase	95.00	5.99	Interest Only	Investment	N	N	Live	68,089.11	68,089.11	Interest Only	Investment	2	72,716.91	Tracker	115.01	1.75	N	N		Employed		20,000.00		Terraced House	1900	Freehold	0	N	1st	75,000.00	75,000.00	31-Mar-08	Physical	75,000.00	31-Mar-08	78,107.49	87.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Other (Specify)	30-Nov-15	Change of name for borrower. Original marriage certificate noted as seen letter of confirmation sent to borrower. Land Registry search still shows original name matching application.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
953	12 months PH	B	A	A	✗	✓	✓	RISK.19 - Vulnerability - Severe or long term illness: Advised in February 2011 Borrower involved in accident receiving brain injury, unable to work and unable to make overpayments on loan. Original loan only for 10 years in 2008, current payments met no arrears seen.			✓	✓		CLS	UFSS	Mortgage Express	65,000.00	22-Jul-08	120	31-Jul-18	Purchase	56.52	6.94	Interest Only	Investment	N	N	Live	65,974.61	65,974.61	Interest Only	Investment	2.39	65,974.61	Tracker	131.4	2.14	Y	N		Self-Employed		23,795.00		Semi Detached House	1935	Feudal	0	N	1st	115,000.00	115,000.00	13-Jun-08	Physical	115,000.00	13-Jun-08	112,731.99	58.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Letters sent 26th June 2013. Year to go as at July 2017 so one year letter not yet seen.	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
954	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	324,000.00	21-Aug-08	240	31-Aug-28	Purchase	90.00	6.34	Interest Only	Investment	N	N	Live	324,947.84	324,947.84	Interest Only	Investment	2.25	324,947.84	Tracker	609.29	2.00	Y	N		Self-Employed		87,800.00		Maisonette	1900	Leasehold	99	N	1st	360,000.00	360,000.00	29-Jan-08	Physical	360,000.00	29-Jan-08	536,465.91	60.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
955	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	225,000.00	28-Aug-08	264	31-Aug-30	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	120,802.25	120,802.25	Repayment	Repayment	2.25	120,802.25	Tracker	884.11	2.00	Y	N		Self-Employed		67,916.04		Bungalow	1955	Freehold	0	N	1st	250,000.00	250,000.00	2-Jul-08	Physical	250,000.00	2-Jul-08	361,275.71	33.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
956	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	95,000.00	27-Jan-14	216	31-Jan-32	Purchase	38.00	2.50	Repayment	Repayment	N	N	Live	78,522.49	78,522.49	Repayment	Repayment	2.25	80,022.49	Tracker	528.76	2.00	Y	N		Self-Employed		22,506.00		Semi Detached House	1930	Freehold	0	N	1st	250,000.00	250,000.00	7-Oct-13	Physical	250,000.00	7-Oct-13	348,169.30	22.55	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✗	✓	✓	✓
957	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: Referred to SME 5th September 2017. Confirmed not available 13th September 2017.	CLS	UFSS	Mortgage Express	71,614.00	12-Nov-15	126	31-May-26	Purchase	46.96	2.50	Repayment	Repayment	N	N	Live	61,919.78	61,919.78	Repayment	Repayment	2.25	61,919.78	Tracker	639.21	2.00	Y	N		Employed	Employed	30,000.00	14,193.00	Detached House	1965	Freehold	0	N	1st	152,500.00	152,500.00	16-Oct-15	Physical	152,500.00	16-Oct-15	164,848.08	37.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
958	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	118,000.00	16-Mar-07	420	31-Oct-38	Purchase	93.65	5.79	Repayment	Repayment	N	N	Live	91,638.12	91,638.12	Repayment	Repayment	2.34	93,072.04	Tracker	455.05	2.09	N	N		Employed		32,994.00		Flat or Apartment	1905	Feudal	0	N	1st	126,261.00	126,000.00	12-Mar-07	Physical	126,000.00	12-Mar-07	127,022.20	72.14	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Term Reduction	12-May-11	The term of the mortgage was reduced by 3 years and 5 months following a capital repayment being made of 5000 at the request of the borrower	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
959	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: The mortgage was converted to interest only on the 6th April 2009 at the request of the borrower. There is no evidence on the system or paper to file indicating that the repayment vehicle has been discussed or evidenced. This was probably requested as the lender was notified of the borrowers bankruptcy 3 months later on 8th July 2009.			✓	✓	RISK.30 - BKO / IVA Post-Completion: Notification of bankruptcy of sole borrower received 8th July 2009 by the Grimsby County Court. The account had been switched to interest only 3 months prior to this and all interest only payments have been made since. As such the servicing of the mortgage has not been affected although the means of repaying the capital in 2037 is not known.	CLS	UFSS	Bradford and Bingley	80,500.00	28-Mar-07	360	31-Mar-37	Purchase	84.74	5.39	Repayment	Repayment	N	N	Live	83,944.57	83,944.57	Interest Only	Unknown	2.25	83,944.57	Tracker	157.4	2.00	Y	N		Employed		29,138.00		Semi Detached House	0	Freehold	0	N	1st	95,000.00	95,000.00	26-Jan-07	Physical	95,000.00	26-Jan-07	98,115.25	85.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	6-Apr-09	Switch to Interest Only	6-Apr-09
Mortgage converted to interest only at the request of the borrower on 6th April 2009, No evidence that a specific repayment vehicle has been discussed or evidenced. This was probably done to reduce the monthly payment given the servicer received notification of bankruptcy on 8th July 2009.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
960	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: The sole borrower advised on the 16th August 2016 that he no longer resided at the mortgaged property and he provided an alternative address for correspondence. He did not advise whether the mortgaged property was empty, tenanted or whether other parties were residing. If the property is let it is without the permission of the lender. The loan is currently being paid but is due to mature in March 2018.			✓	✓		CLS	UFSS	Bradford and Bingley	45,500.00	29-Mar-07	132	31-Mar-18	Remortgage	29.35	6.09	Part & Part	Unknown	N	N	Live	36,164.78	36,164.78	Part & Part	Unknown	2.34	36,164.78	Tracker	198.89	2.09	N	N		Employed		20,223.00		Terraced House	1900	Freehold	0	N	1st	150,000.00	155,000.00	6-Mar-07	Physical	155,000.00	6-Mar-07	212,054.12	17.05	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Numerous outbound calls have been attempted and a letter sent 8th December 2015. Contact was made with the customer on 16th August 2016 who confirmed that he had a endowment in place which he hoped would clear the interest only balance. The note on the system infers that the call is scripted.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
961	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: Borrower is married and it was stated on the application that his wife would be resident. There was no occupancy condition on the mortgage offer dated 31 January 2007 . There are no current or historic arrears.			✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford and Bingley	111,000.00	26-Apr-07	360	30-Apr-37	Purchase	94.87	4.99	Repayment	Repayment	N	N	Live	79,158.52	79,158.52	Repayment	Repayment	2.34	84,258.52	Tracker	416.04	2.09	N	N		Employed		32,616.00		Semi Detached House	0	Freehold	0	N	1st	117,000.00	117,000.00	5-Jan-06	Physical	117,000.00	5-Jan-06	117,084.68	67.61	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
962	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	76,000.00	30-Apr-07	300	30-Apr-32	Remortgage	80.00	6.25	Repayment	Repayment	N	N	Live	53,021.18	53,021.18	Repayment	Repayment	2.25	53,021.18	Tracker	350.61	2.00	Y	N		Employed		20,300.00		Flat or Apartment	1965	Leasehold	99	N	1st	95,000.00	95,000.00	14-Mar-07	Physical	95,000.00	14-Mar-07	129,968.65	40.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
963	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	97,125.00	4-May-07	420	31-May-42	Purchase	105.00	6.29	Repayment	Repayment	N	N	Live	86,242.10	86,242.10	Repayment	Repayment	2.34	86,242.10	Tracker	380.92	2.09	N	N		Employed	Employed	19,000.00	16,500.00	Terraced House	1979	Freehold	0	N	1st	92,500.00	92,500.00	5-Apr-07	Physical	92,500.00	5-Apr-07	90,970.84	94.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
964	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	80,000.00	11-May-07	180	31-May-22	Purchase	85.11	5.59	Repayment	Repayment	N	N	Live	30,940.85	30,940.85	Repayment	Repayment	2.25	30,940.85	Tracker	554.45	2.00	Y	N		Self-Employed	Employed	15,600.00	13,650.00	Flat or Apartment	1900	Leasehold	999	N	1st	94,000.00	94,000.00	24-Apr-07	Physical	94,000.00	24-Apr-07	83,040.09	37.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
965	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payment due August 2016 made by card on 9th September 2016. September payment made by bank card on 13th October and the payment due in October was made by direct debit on 31st October 2016. No other issues in the last 12 months.		✓	✓		CLS	UFSS	Bradford and Bingley	26,315.00	10-May-07	144	31-May-19	Purchase	15.66	6.19	Interest Only	Repayment	N	N	Live	6,104.38	6,104.38	Repayment	Repayment	2.34	6,104.38	Tracker	271.66	2.09	N	N		Employed	Unemployed	26,000.00	0.00	Semi Detached House	1960	Freehold	0	N	1st	168,000.00	168,000.00	9-Mar-07	Physical	168,000.00	9-Mar-07	177,339.76	3.44	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
966	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	175,000.00	29-May-07	432	31-May-43	Purchase	94.34	4.89	Interest Only	Investment	N	N	Live	176,343.89	176,343.89	Interest Only	Investment	2.34	176,343.89	Tracker	343.88	2.09	N	N		Employed		44,250.00		Flat or Apartment	0	Leasehold	999	N	1st	185,500.00	185,500.00	26-Apr-07	Physical	185,500.00	26-Apr-07	176,481.63	99.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
967	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	105,000.00	31-May-07	192	31-May-23	Purchase	100.00	5.89	Repayment	Repayment	N	N	Live	50,907.52	50,907.52	Repayment	Repayment	2.34	50,907.52	Tracker	768.48	2.09	N	N		Employed	Employed	18,164.00	13,378.00	Terraced House	1900	Freehold	0	N	1st	105,000.00	105,000.00	18-Dec-06	Physical	105,000.00	18-Dec-06	121,361.39	41.95	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
968	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	75,000.00	1-Jun-07	300	30-Jun-32	Purchase	75.00	5.44	Repayment	Repayment	N	N	Live	52,548.34	52,548.34	Repayment	Repayment	2.25	52,548.34	Tracker	344.23	2.00	Y	N		Employed		31,500.00		Terraced House	1937	Freehold	0	N	1st	100,000.00	100,000.00	25-Apr-07	Physical	100,000.00	25-Apr-07	88,340.52	59.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
969	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: A letter was returned to the lender from the mortgaged property on the 12th March 2014. The borrower had asked for consent to let on 1st November 2013 and was quoted a fee of between 375 and 1250. She was sent a lettings pack on 4th November 2013 but this was not returned. The letter being returned would infer that she has let the property anyway without the consent of the lender. It is not known if the property is still let or whether she has moved back in. There is no correspondence address.

RISK.66 - Unauthorised Tenancy: The borrower had asked for consent to let on 1st November 2013 and was quoted a fee of between 375 and 1250. She was sent a lettings pack on 4th November 2013 but this was not returned. The lender received a letter addressed to the borrower back from the mortgaged property on the 12th March 2014 which indicates that the borrower may have let the property anyway. It is not known if she has returned to the property or whether it still may be let. There has been no contact from the borrower since the 3rd April 2014. This has no impact on the loan and the Borrower is actually making overpayments.
											✓	✓		CLS	UFSS	Bradford and Bingley	83,000.00	19-Jun-07	420	30-Jun-42	Purchase	100.00	6.09	Repayment	Repayment	N	N	Live	69,657.58	69,657.58	Repayment	Repayment	3.25	70,457.95	Tracker	340.91	3.00	N	N		Employed		23,454.00		Flat or Apartment	1960	Feudal	0	N	1st	83,000.00	83,000.00	26-Apr-07	Physical	83,000.00	26-Apr-07	79,692.15	87.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Jul-11			Rate Switch	1-Jul-11
The interest rate was fixed at 6.09% for a period of ten years from completion. The borrower lodged a complaint regarding this rate on 18th March 2011 and an alternative rate of 4.29% back dated to January 2011 was offered as a gesture of goodwill solely because there was a delay in the borrower receiving a call-back from the Mortgage Review Team.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
970	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Charge in favour of Creation Financial Services dated 4th May 2012 shown on lenders system, but the reason for charge and value are unknown.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit collected 30th September 2016 was returned 3rd October 2016 and represented successfully 11th October 2016. Subsequent direct debits okay and account up to date. Reason for returned direct debit was an unexpected expense in September 2016.		✗	✓
INFO.04 - Reperforming case servicing notes: Account went 6.4 months in arrears in May 2014 due to previous unemployment and thereafter problems with payments were due to returning on reduced income, coupled with occasional unexpected events. An arrangement to pay was agreed for contractual plus 100.00 from June 2014 to October 2014. However, the direct debit collected 30th November 2014 returned 2nd December 2014 and represented 9th December, but rejected 10th December 2014. As a result of no payment for November or December 2014 arrears increased back to 6.24 months. A card payment of 1200.00 was made 9th January 2015, but then no payment made for February 2015. Two card payments made in March 2015 and further 2 in April 2015 totalling 1801.92, reduced arrears to 4.24 months as at 30th April 2015. A new arrangement was agreed from June 2015 for contractual plus 100.00 and ran until a final payment in August 2016 brought account up to date. Since this time the direct debit collected 30th September 2016 was returned 3rd October 2016 and represented successfully 11th October 2016. Subsequent direct debits okay and account up to date.  Fees of 40.00 were charged monthly from May 2014 through to September 2014 when an arrangement was agreed and then from December 2014 when arrangement broken until June 2015 when a new arrangement was agreed. In addition to this returned direct debits fees of 7.50 was applied 2nd December 2014 and the lower 6.50 applied 3rd October 2016. Legal costs of 161.00 were applied 28th August 2015 and 204.00 on 30th September 2014 following the instruction of Solicitors for Litigation proceedings. All charges applied to the account appear to be in line with lenders policy. All collections activity is appropriate and within policy.
														CLS	UFSS	Bradford and Bingley	90,000.00	13-Jul-07	240	31-Jul-27	Purchase	69.23	5.59	Repayment	Repayment	N	N	Live	57,133.37	57,133.37	Repayment	Repayment	2.25	57,133.37	Tracker	528.2	2.00	Y	N		Self-Employed	Unemployed	25,000.00	0.00	Terraced House	1900	Freehold	0	N	1st	130,000.00	130,000.00	4-Jun-07	Physical	130,000.00	4-Jun-07	127,850.91	44.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
The account has been in Litigation on numerous occasions, the most recent being instructions issued 10th April 2013. The most recent arrears were cleared in full in July 2016 when borrower stated he would be starting a new job. The account has been problematic almost since the outset in 2007 and there have been four cancelled evictions between January 2012 and May 2015. The account has been maintained for the last 11 months although the suspended possession order remains in place
																																																																																												CMS + 23.36	11-May-15	14-Oct-16	Possession suspended on the terms of contractual monthly instalment + 23.36 until September 2016. This was maintained until broken on 13th February 2016. The arrears were cleared in full in July 2016.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
971	12 months PH	B	B	A	✗	✗	✓
RISK.20 - Vulnerability - Mental health: The account was up to date and then payments stopped in December 2015 and were not made for 10 months. The borrower advised that he had become unemployed due to suffering long term depression and was commencing meditation. This meant that no payments were received for a period of 10 months. The borrower then made lump sum payments to reduce the arrears balance and the arrears were cleared in full in February 2017. The account has been maintained since. The borrower had stated that he intended to start a dog breeding business from home. The vulnerable flag remains on the account but this has not influenced the monthly repayments since February 2017.

PAY.03 - New arrears >1mth in past 12mths: No payments were made between December 2015 and September 2016. A singular payment of 500 was paid on 5th October 2016,with no payment made in November 2016, but 1000 on 1st December 2016 and 500 on 7th December 2010 with further 1000 on 4th January 2017. There was then no payment made at all in February 2017. The full arrears balance of 4378.26 was paid on 23rd March 2017. The borrower advised that he had become unemployed due to suffering long term depression and was commencing meditation. Arrears in March 2017 were cleared with funds provided by father of borrower. Unknown it the previous health factors that affected ability to meet mortgage are still a factor and who is now funding the monthly payments going forward. It is noted that the payments for April were met in full, but following a small increase in the contractual payment from May 2017, the bank payments made are now short by 3.18 a month as the bank payment has not been amended. Nominal arrears now exist again of 6.36 and borrowers should be contacted.
											✗	✓
INFO.04 - Reperforming case servicing notes: Account went 10 months in arrears in November 2016. The account was up to date and then payments stopped in December 2015 and were not made for 10 months. The borrower advised that he had become unemployed due to suffering long term depression and was commencing meditation. Fees of 40.00 were charged monthly through to February 2017 when arrears were fully cleared. In addition to this, another 54.00 fee was charged for an aborted field agent visit on 8th April 2017 was applied to the account. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
														CLS	UFSS	Bradford and Bingley	74,000.00	26-Jul-07	300	31-Jul-32	Purchase	83.15	5.95	Repayment	Repayment	N	N	Live	59,275.66	59,275.66	Repayment	Repayment	5.95	59,275.66	Fixed	496.37	5.70	N	N		Employed		28,000.00		Terraced House	1925	Freehold	0	N	1st	89,000.00	89,000.00	31-May-07	Physical	89,000.00	31-May-07	95,592.59	62.01	6.36	0	Bank Payment	Paying	No Current Arrears	Ill Health	No ATP	No Active ATP	No ATP							Field agent instructed April 2017 and then cancelled as the arrears had been cleared in full February 2017.	0			None				N					None			Y	Litigation commenced 27th November 2011. Pre-litigation papers were prepared 9th December 2016, but not proceeded with as customer flagged as vulnerable.						✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
972	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	75,525.00	9-Aug-07	420	31-Aug-42	Purchase	95.00	4.99	Repayment	Repayment	N	N	Live	62,438.38	62,438.38	Repayment	Repayment	2.34	62,905.14	Tracker	273.76	2.09	N	N		Employed		23,912.00		Terraced House	1985	Freehold	0	N	1st	79,500.00	79,500.00	14-Jun-07	Physical	79,500.00	14-Jun-07	78,185.75	79.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
973	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	134,428.00	16-Aug-07	240	31-Aug-27	Purchase	86.73	6.54	Interest Only	Endowment	N	N	Live	134,468.39	134,468.39	Interest Only	Endowment	1.04	134,468.39	Tracker	116.54	0.79	N	N		Employed		36,727.00		Semi Detached House	1970	Feudal	0	N	1st	153,277.00	155,000.00	1-Aug-07	Physical	155,000.00	1-Aug-07	148,641.35	90.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
974	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: The borrowers applied to let the property in June 2012 and returned the signed lettings pack. However, they have not returned a copy of the AST agreement and as such the property is considered to be let without consent. The latest letter sent to property was dated 7th November 2014. It is not known if the property is still let. There is no correspondence address on the system. The letting has had no detrimental effect to the mortgage payment history and all payments have been maintained to date with no problems whatsoever.

RISK.36 - Borrower whereabouts unknown: The borrowers applied to let the property in June 2012 and returned the signed lettings pack. However, they have not returned a copy of the AST agreement and as such the property is considered to be let without consent. The latest letter sent to property was dated 7th November 2014. It is not known if the property is still let. There is no correspondence address on the system. The letting has had no detrimental effect to the mortgage payment history and all payments have been maintained to date with no problems whatsoever.
											✓	✓		CLS	UFSS	Bradford and Bingley	109,250.00	29-Aug-07	360	31-Aug-37	Purchase	95.00	5.99	Repayment	Repayment	N	N	Live	85,504.65	85,504.65	Repayment	Repayment	2.34	85,504.65	Tracker	443.56	2.09	N	N		Employed	Employed	26,000.00	26,187.00	Detached House	1900	Freehold	0	N	1st	115,000.00	115,000.00	7-Aug-07	Physical	115,000.00	7-Aug-07	112,513.32	76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
975	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: The mortgage was switched to an interest basis a month after completion in October 2007. There are no notes or documents indicating that an acceptable repayment vehicle was in place at that time or is in place now. Presumably as there are 15 years to run on the mortgage, the servicer will contact the borrower with regards to this in line with the guidelines laid down.			✓	✓		CLS	UFSS	Bradford and Bingley	130,000.00	27-Sep-07	300	30-Sep-32	Purchase	88.44	6.54	Repayment	Repayment	N	N	Live	130,452.77	130,452.77	Interest Only	Unknown	2.25	130,452.77	Tracker	244.6	2.00	Y	N		Self-Employed		25,000.00		Semi Detached House	1950	Freehold	0	N	1st	147,000.00	147,000.00	13-Jul-07	Physical	147,000.00	13-Jul-07	161,045.90	81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	22-Oct-07	Transfer of Equity	22-Oct-07
The application was originally made in joint names of the borrower and her partner. A month after completion the current borrower asked for the other borrower to be removed. An affordability exercise was carried out and the transfer of equity was approved. This has had no detrimental effect on the mortgage whatsoever as no payments have been missed. It is assumed that the previous borrower no longer resides.
A month after completion the mortgage was converted from a repayment to interest only basis. The reason for this is not clear on the file or on the system notes and the repayment vehicle is not noted. There is still 15 years to run on the mortgage so presumably the lender will contact the borrower from year ten out and ensure that there is a relevant repayment plan. Interest only payments have been maintained since October 2007
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
976	12 months PH	B	A	A	✗	✓	✓
RISK.32 - DWP payments: The Borrower was retired at the age of 59 when she applied for the mortgage in 2007. Affordability for the mortgage appears to have been based on pension income only. From January 2008, the DWP had started to meet the cost of the interest element of the mortgage. This stopped in September 2012 but started again in November 2015 and this has continued to date. All payments have been made since with a current payment being made by the DWP in the sum of 49.08 every four weeks with the balance of 183.97 being made by the Borrower each month. There is no risk to the account whilst the DWP continue to make the interest payment. The DWP continue to monitor the account on an annual basis. The DWP payment is likely to continue unless the borrowers pension/income increases.
											✓	✓		CLS	UFSS	Bradford and Bingley	35,000.00	5-Oct-07	204	31-Oct-24	Purchase	24.14	6.49	Repayment	Repayment	N	N	Live	16,874.30	16,874.30	Repayment	Repayment	2.34	16,874.30	Tracker	209.7	2.09	N	N		RETIRED		12,077.00		Semi Detached House	1900	Freehold	0	N	1st	145,500.00	145,000.00	4-Sep-07	Physical	145,000.00	4-Sep-07	137,008.23	12.32	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
977	12 months PH	A	A	A	✗	✓	✓				✓	✓
RISK.30 - BKO / IVA Post-Completion: Both borrowers were employed at the time of applicant so the IVAs are in respect of personal debt. Both borrowers entered into an IVA at some time post completion and the lender was advised on or around 18th October 2012. At that time the lender was advised that the IVAs were performing as expected and that all payments were up to date. An annual statement was received on 27th June 2013 but no details on system or paper file. A further report was received on 1st August 2014 but again there were no details on the system. The IVA has had no detrimental affect on the account as all payments have been made on the account.
														CLS	UFSS	Bradford and Bingley	142,000.00	9-Oct-07	300	31-Oct-32	Remortgage	91.61	7.84	Repayment	Repayment	N	N	Live	111,964.61	111,964.61	Repayment	Repayment	6.39	111,964.61	Fixed	955.99	6.14	N	N		Employed	Employed	45,000.00	15,285.00	Detached House	1996	Leasehold	990	N	1st	155,000.00	155,000.00	11-Sep-07	Physical	155,000.00	11-Sep-07	157,412.65	71.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
978	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	170,000.00	15-Nov-07	240	30-Nov-27	Purchase	73.91	5.94	Interest Only	Investment	N	N	Live	172,581.32	172,581.32	Interest Only	Investment	2.25	172,581.32	Tracker	323.59	2.00	Y	N		Employed		42,000.00		Semi Detached House	1890	Freehold	0	N	1st	230,000.00	230,000.00	8-Sep-07	Physical	230,000.00	8-Sep-07	257,630.90	66.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
979	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	144,772.00	23-Nov-07	420	30-Nov-42	Purchase	99.50	6.59	Repayment	Repayment	N	N	Live	123,922.18	123,922.18	Repayment	Repayment	2.34	123,922.18	Tracker	540.07	2.09	N	N		Employed	Employed	29,000.00	20,235.00	Terraced House	2005	Freehold	0	N	1st	145,500.00	145,500.00	16-Oct-07	Physical	145,500.00	16-Oct-07	158,684.10	78.09	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
980	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: The property has been let with the consent of the lender since 11th December 2015. This has been reviewed by the lender on an annual basis and the borrower has continued to seek permission since. The letting of the property has not had an effect on the borrower servicing the loan and all payments have been made either from personal or rental income.			✓	✓		CLS	UFSS	Bradford and Bingley	128,250.00	7-Dec-07	360	31-Dec-37	Purchase	95.00	4.99	Repayment	Repayment	N	N	Live	97,128.53	97,128.53	Repayment	Repayment	2.34	104,128.53	Tracker	497.45	2.09	N	N		Employed		29,380.00		Flat or Apartment	2007	Leasehold	155	N	1st	134,995.00	135,000.00	27-Jun-07	Physical	135,000.00	27-Jun-07	132,768.25	73.16	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	24-Aug-11
The mortgage and ownership of the property was transferred from the joint names of the current borrower and his brother into the sole name of the current borrower on 24th August 2011. The HMLR search on file dated 26th July 2017 shows the ownership of the property in the sole name of the current borrower. It appears from the system notes that affordability was properly assessed. The removal of the second borrower has had no effect on the servicing of the account as all payments have been made.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
981	12 months PH	A	A	A	✓	✓	✓				✗	✓
INFO.04 - Reperforming case servicing notes: The account was 14.42 months in arrears as at 30th November 2015 due to the ill-health of both borrowers. The arrears were cleared in full on 23th December 2015 following the death of borrower 1s father and from the inheritance received. Monthly arrears fees of 40.00 were charged monthly through to October 2015, total of 560.00, until the arrears were fully cleared in December 2015. also a field fee of 54.00 was charged 27th July 2016. Fees of 314.76 on 3rd May 2016 and 856.32 on 4th December 2015 were applied to the account following the instruction of Ascent Solicitors for Litigation proceedings. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy. All payments since have been made with no issue.
														CLS	UFSS	Bradford and Bingley	139,500.00	11-Dec-07	240	31-Dec-27	Remortgage	90.00	5.99	Repayment	Repayment	N	N	Live	87,074.88	87,074.88	Repayment	Repayment	2.34	87,074.88	Tracker	780.1	2.09	N	N		Employed	Employed	35,086.00	15,000.00	Detached House	1972	Feudal	0	N	1st	155,000.00	155,000.00	16-Nov-07	Physical	155,000.00	16-Nov-07	145,944.17	59.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					14-Oct-14	150,000.00	No contact was made with the borrowers despite the agent visiting the property 4 times, 3 letters being as well as voicemail messages. The neighbours confirmed that the borrowers were resident.	0			Temp switch to Part and Part
The account was temporarily switched to part and part in July 2014 to allow the borrowers to clear the arrears but the concessionary payment of 300 agreed was not received so the account was switched back to repayment on 26th August 2014
																																																																																		N			PAP to REP	26-Aug-14	Switch to Repayment			Y
Litigation commenced 4th June 2105 and a possession order was obtained on 13th August 2015. Eviction was due on 6th January 2016 but cancelled 29th December 2015 by which time the arrears had been cleared in full by means of inheritance received.
																																																																																												Full Arrears	13-Aug-15	31-Dec-15	SPO granted but suspended upon agreement that full arrears to be cleared by 31st December 2015.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
982	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford and Bingley	60,500.00	31-Jan-08	204	31-Jan-25	Remortgage	44.81	6.74	Repayment	Repayment	N	N	Live	33,087.16	33,087.16	Repayment	Repayment	2.25	33,087.16	Tracker	395.74	2.00	Y	N		Self-Employed	Unemployed	30,000.00	0.00	Semi Detached House	0	Feudal	0	N	1st	135,000.00	135,000.00	4-Jan-08	Physical	135,000.00	4-Jan-08	129,278.04	25.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Solicitors instructed in June 2012 and the arrears were cleared in full a month later. There was no court action taken. The legal action was re-opened on a number of occasions and agreements to pay were made but there was SPO obtained.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
983	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: On the 26th August 2016 one borrower advised that he and the other borrower were no longer together and a transfer of equity was proposed. He did not have the time to complete an affordability exercise so this has not progressed. It is assumed that at least one of the borrower has moved from the property though it is not clear which one and a forwarding address has not been provided. Therefore the whereabouts of at least one of the borrowers may be unknown. The interest only payments have continued to be made and the performance of the loan has so far been unaffected. There has been no contact from either borrower since.

RISK.05 - Switched to IO - no repayment vehicle: The mortgage was originally taken out on a full repayment basis, The account was switched to interest only at the borrowers request on the 22nd August 2008. There is no note on the system or paper file detailing how the borrowers plan to repay the mortgage at the end of the term. They have signed the request asking for the account to be switched and that they are aware the full outstanding balance will be payable at the end of the term but the means of repayment is not known. In 2016 one of the borrowers mentioned making overpayments but this has not been pursued and no overpayments have been made to date. He was sent a quote to convert the mortgage to capital and repayment but this has not been taken up. The interest only payments have been maintained to date.

RISK.38 - Joint Borrower no longer resides: Borrower 1 advised on the 26th August that he and the other borrower were no longer together and he was considering a transfer of equity. He did not have the time to complete an affordability exercise so this has not progressed. It appears that the second borrower has moved from the property though it is not clear and a forwarding address has not been provided. The whereabouts of this borrower is now unknown. The interest only payments have continued to be made and the performance of the loan has so far been unaffected.
											✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford and Bingley	121,000.00	1-Feb-08	300	28-Feb-33	Remortgage	89.63	6.49	Repayment	Repayment	N	N	Live	120,432.84	120,432.84	Interest Only	Unknown	2.34	120,432.84	Tracker	234.85	2.09	N	N		Employed	Employed	18,500.00	17,429.00	Semi Detached House	0	Freehold	0	N	1st	135,000.00	135,000.00	15-Jan-08	Physical	135,000.00	15-Jan-08	140,593.48	85.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	14-Apr-08	Switch to Interest Only	14-Aug-08
The account was switched to interest only at the borrowers' request on the 22nd August 2008. There is no note on the system or paper file detailing how the borrowers plan to repay the mortgage at the end of the term. They have signed request asking for the account to be switched and that they are aware the full outstanding balance will be payable at the end of the term but the means of repayment is not known. In 2016 one of the borrowers mentioned making overpayments but this has not been pursued and no overpayments have been made to date. He was sent a quote to convert the mortgage to capital and repayment but this has not been taken up. The interest only payments have been maintained to date.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
984	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford and Bingley	141,950.00	11-Jun-08	300	30-Jun-33	Purchase	85.00	6.24	Repayment	Repayment	N	N	Live	104,676.01	104,676.01	Repayment	Repayment	2.25	104,676.01	Tracker	649.7	2.00	Y	N		Employed	Employed	28,500.00	21,000.00	Flat or Apartment	2001	Feudal	0	N	1st	167,000.00	167,000.00	7-Apr-08	Physical	167,000.00	7-Apr-08	163,706.46	63.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
985	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is only available for the first borrower, KYC missing for second borrower.	CLS	UFSS	Bradford and Bingley	163,400.00	26-Jun-08	360	30-Jun-38	Purchase	95.00	5.79	Repayment	Repayment	N	N	Live	139,913.72	139,913.72	Repayment	Repayment	5.79	139,913.72	Fixed	960.69	5.54	N	N		Employed	Employed	31,698.00	22,000.00	Terraced House	2006	Freehold	0	N	1st	172,000.00	172,000.00	7-May-08	Physical	172,000.00	7-May-08	194,979.64	71.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓
986	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrowers address is different of the security, no notes in system to explain why there is a different address or any evidence of attempts to query, no evidence of agreement to let pack sent. Unable to verify if the property is occupied, however payments are being made.			✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford and Bingley	68,875.00	30-Jun-08	300	30-Jun-33	Purchase	95.00	5.59	Interest Only	Endowment	N	N	Live	69,875.49	69,875.49	Interest Only	Endowment	2.34	69,875.49	Tracker	136.26	2.09	N	N		Employed		42,000.00		Flat or Apartment	1989	Leasehold	99	N	1st	72,500.00	72,500.00	29-Apr-08	Physical	72,500.00	29-Apr-08	85,311.90	81.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
987	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: Valuation found on file is a customer copy, not signed neither dated. Referred to lender on 21st August 2017 who were unable to provide the Lenders copy.	CLS	UFSS	Bradford and Bingley	128,202.00	4-Jul-08	360	31-Jul-38	Purchase	94.96	5.59	Repayment	Repayment	N	N	Live	103,208.21	103,208.21	Repayment	Repayment	2.34	103,208.21	Tracker	517.19	2.09	N	N		Employed	Employed	19,500.00	30,099.00	Terraced House	1935	Freehold	0	N	1st	134,950.00	135,000.00	30-Apr-08	Physical	135,000.00	30-Apr-08	153,036.35	67.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
988	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.29 - All documents missing - Known: File build checklist confirms no documents are available. Only register of Title available.	CLS	UFSS	Bradford and Bingley	9,840.00	1-Apr-10	120	30-Apr-20	Remortgage	6.00	4.29	Repayment	Repayment	N	N	Live	3,144.58	3,144.58	Repayment	Repayment	3.25	3,144.58	Tracker	96.93	3.00	N	N		Unknown	Unknown	9,600.00	9,600.00	Bungalow	0	Freehold	0	N	1st	160,000.00	164,000.00	7-Oct-09	Physical	164,000.00	7-Oct-09	193,659.25	1.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
989	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.29 - All documents missing - Known: File build checklist confirms no documents are available.	CLS	UFSS	Bradford & Bingley (CBAS)	1.00	15-Jun-94	233	30-Apr-21	Purchase	0.00	5.59	Repayment	Repayment	N	Y	Live	4,579.45	4,579.45	Repayment	Repayment	4.34	4,579.45	SVR Linked	110.33	0.00	N	N		Unemployed		0.00		Terraced House	1994	Freehold	0	N	1st	0.00	38,000.00	31-Mar-94	Physical	38,000.00	31-Mar-94	107,224.42	4.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
990	12 months PH	B	B	A	✗	✗	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Letters sent in May 2013, October 2013, December 2014, January 2015 and January 2016. No evidence of recent letters being sent. There is no recorded current strategy verified. System still shows the original endowment repayment vehicle. As such the proposed strategy is not defined.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payment for June 2016 made late causing minor arrears balance of 10.04.Borrower pays by card in last week of each month requiring very occasional attempted contact to secure payment. The account has been in credit with regular payments for the majority of the review period.		✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	21,850.00	21-Jan-94	300	31-Jan-19	Purchase	95.00	6.24	Interest Only	Endowment	Y	N	Live	21,608.93	21,608.93	Interest Only	Endowment	4.34	21,608.93	SVR Linked	78.18	0.00	N	N		Employed	Employed	8,892.00	6,396.00	Terraced House	1890	Freehold	0	N	1st	23,000.00	23,000.00	1-Nov-93	Physical	23,000.00	1-Nov-93	62,024.87	34.84	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan has 1 year 6 months left to run. Letters sent in May 2013, October 2013, December 2014, January 2015 and January 2016.  Various outbound telephone contacts attempted 3rd and 7th March 2016.  1year 6months left.
																																																																																																	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
991	12 months PH	B	A	A	✗	✓	✓	RISK.32 - DWP payments: DWP currently paying 49.72 every 4 weeks alongside which Borrower is sporadically making additional monthly payments of between 90.00 and 100.00. DWP payments have been to this account since at least 2009.			✓	✗	MISS.27 - Evidence of Income missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	23,000.00	31-May-94	300	31-May-19	Purchase	88.46	5.49	Interest Only	Endowment	Y	N	Live	21,352.11	21,352.11	Interest Only	Endowment	4.34	21,352.11	SVR Linked	77.54	0.00	N	N		Employed		7,800.00		Terraced House	1890	Freehold	0	N	1st	26,000.00	26,000.00	19-Jan-94	Physical	26,000.00	19-Jan-94	83,497.48	25.57	0.00	0	Other Payment	Paying	No Current Arrears	Unemployed	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Eviction set to take place in February 2014 but cancelled on receipt of full arrears.					Loan matures May 2019.Letters sent October 2013, November 2013, January 2014 and May 2016. 1 attempted outbound call attempt July 2016 on system. Action acceptable so far.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓
992	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Second Charge registered 25th September 2009 C/O Sechiari Clark and Mitchell, noted as 1 pound. Second Charge registered 9th November2009 Woolwich County Court noted as 1 pound.			✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	58,750.00	31-Mar-94	300	31-Mar-19	Purchase	81.60	6.30	Interest Only	Endowment	N	N	Live	58,654.82	58,654.82	Interest Only	Endowment	4.34	58,654.82	SVR Linked	212.22	0.00	N	N		Employed	Employed	24,000.00	11,267.00	Terraced House	1930	Freehold	0	N	1st	72,000.00	72,000.00	2-Feb-94	Physical	72,000.00	2-Feb-94	417,540.53	14.05	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Suspended Possession Order is historic (2001) - no information available.	Monthly payment +111
Loan matures March 2018. Letters sent June 2013, August 2013 and September 2013. ICE letter sent 27September 2013 confirming another review in 12 months. IORP letter sent August 2014 and a 3 year reminder on 1st April 2016. ICE 2 letter sent 16 May 2016. This is likely to be considered as the one year contact. No telephone contact past May 2016.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
993	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Loan term is 40 years and Borrower will be 93 at end of loan. However, there is currently approximately 110,000 equity in the property, DWP are maintaining payments and there is also a guarantor on the account. RISK.32 - DWP payments: DWP currently paying 22.56 every 4 weeks, alongside which the Borrower is making additional monthly payments of varying amounts. DWP have been paying on this account since, at least, 2009. Account has a credit arrears balance of in excess of 800.00.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	10,000.00	12-Aug-94	480	31-Aug-34	Purchase	23.26	5.49	Interest Only	Endowment	N	N	Live	9,187.00	9,187.00	Interest Only	Unknown	4.34	9,187.00	SVR Linked	33.43	0.00	N	Y		Unemployed		0.00		Terraced House	1978	Leasehold	999999	N	1st	43,000.00	43,000.00	14-Mar-94	Physical	43,000.00	14-Mar-94	121,473.51	7.56	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
994	12 months PH	B	A	A	✗	✓	✓	RISK.32 - DWP payments: DWP currently paying 13.68 every 4 weeks with Borrower making additional monthly payments by direct debit for the full monthly payment. DWP have been making payments to the account since, at least, 2010. RISK.55 - Title - Other Charges: Further charges registered in favour of Household Bank in May 2004 and HFC Bank in November 2006.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available for Borrower 2. MISS.27 - Evidence of Income missing - Known: File build checklist confirms this is not available for Borrower 2.	CLS	UFSS	Bradford & Bingley (CBAS)	20,400.00	26-Sep-94	300	30-Sep-19	Purchase	40.00	6.49	Interest Only	Endowment	Y	N	Live	3,293.20	3,293.20	Repayment	Repayment	5.89	3,293.20	Fixed	137.65	1.55	N	N		Employed	Other	8,895.00	6,621.00	Semi Detached House	1954	Freehold	0	Y	1st	20,400.00	51,000.00	26-Apr-94	Physical	51,000.00	26-Apr-94	163,484.24	2.01	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓
995	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	63,000.00	24-Jun-94	300	30-Jun-19	Purchase	71.59	7.25	Repayment	Repayment	N	N	Live	1,324.98	1,324.98	Repayment	Repayment	4.34	1,324.98	SVR Linked	58.95	0.00	N	N		Employed	Employed	13,750.00	15,036.00	Semi Detached House	1930	Freehold	0	N	1st	88,000.00	88,000.00	18-Apr-94	Physical	88,000.00	18-Apr-94	504,853.93	0.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
996	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	35,000.00	21-Jul-94	300	31-Jul-19	Purchase	79.55	8.10	Repayment	Repayment	Y	N	Live	3,340.17	3,340.17	Repayment	Repayment	4.34	3,340.17	SVR Linked	142.9	0.00	N	N		Self-Employed	Employed	12,000.00	5,775.00	Semi Detached House	1920	Freehold	0	N	1st	45,000.00	44,000.00	9-May-94	Physical	44,000.00	20-Jun-95	147,349.83	2.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
997	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available for Borrower 1.	CLS	UFSS	Bradford & Bingley (CBAS)	24,000.00	1-Jul-94	300	31-Jul-19	Purchase	53.93	7.74	Interest Only	Endowment	N	N	Live	401.26	401.26	Interest Only	Endowment	4.34	401.26	SVR Linked	1.45	0.00	N	N		Employed	Unemployed	10,337.00	0.00	Semi Detached House	1967	Freehold	0	N	1st	44,500.00	44,500.00	23-May-94	Physical	44,500.00	23-May-94	124,798.12	0.32	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan was due to mature July 2019. Letters sent June 2013, August 2013 and September 2013. 3 year letter sent July 2016.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
998	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	19,000.00	4-Sep-95	300	30-Sep-20	Purchase	55.88	3.99	Repayment	Repayment	Y	N	Live	3,213.30	3,213.30	Repayment	Repayment	4.34	3,213.30	SVR Linked	90.74	0.00	N	N		Employed		7,867.00		Terraced House	1986	Freehold	0	Y	1st	19,720.00	34,000.00	21-Jun-94	Physical	34,000.00	21-Jun-94	96,359.52	3.33	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
999	12 months PH	B	A	A	✗	✓	✓	RISK.06 - Loan maturing in under 5 years not correctly managed: No IO letters sent for 5 year reminder, possibly due to warning flag TRU IOCS. Loan due to mature February 2020. Borrower is making over payments and the loan has reduced to approximately 28k. RISK.33 - True IOCS Hold Out Marker: Loan is flagged as True Interest Only. Loan matures February 2020.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	40,850.00	28-Oct-94	300	29-Feb-20	Purchase	95.00	5.30	Interest Only	Endowment	Y	N	Live	27,770.13	27,770.13	Interest Only	Unknown	4.34	27,770.13	SVR Linked	109.92	0.00	N	N		Employed	Employed	8,140.00	9,392.00	Semi Detached House	1930	Freehold	0	N	1st	43,000.00	43,000.00	13-Sep-94	Physical	43,000.00	26-Oct-94	123,637.60	22.46	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan due to mature February 2020. Letters sent May, June and August 2013, ICE 2 letter confirming an initial discussion. TRU IOCS flag 7th August 2015 and no IO letters since.	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1000	12 months PH	B	A	A	✗	✓	✓	RISK.33 - True IOCS Hold Out Marker: Loan is flagged as True Interest Only. Loan matures April 2020. Marker set 7th August 2015. RISK.06 - Loan maturing in under 5 years not correctly managed: No letters or outbound telephony contact attempts in relation to ascertaining the Borrowers interest only contact strategy since 2013 when letters were sent reminding the borrower of obligations. Loan flagged as TRU IOCS Holdout in August 2015, unclear why. Loan due to mature in 2 years in April 2020. Borrowers have been making lump sum payments to reduce the loan.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	45,000.00	18-Apr-95	300	30-Apr-20	Purchase	67.67	3.15	Interest Only	Endowment	Y	N	Live	9,576.54	9,576.54	Interest Only	Unknown	4.34	9,576.54	SVR Linked	34.65	0.00	N	N		Self-Employed	Employed	11,932.00	3,452.00	Terraced House	1930	Freehold	0	N	1st	66,500.00	66,500.00	25-Jan-95	Physical	66,500.00	25-Jan-95	382,681.61	2.5	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan due to mature April 2020. Letters sent June 2013, August 2013 and September 2013. No letters sent since, but loan is flagged as TRU IOCS Holdout.	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1001	12 months PH	B	A	A	✗	✓	✓	RISK.38 - Joint Borrower no longer resides: Address change was received for borrower 2 in 2015. No reason noted. Payments are up to date and no issues. Very small balance.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	24,000.00	28-Sep-95	300	30-Sep-20	Remortgage	55.81	5.49	Interest Only	Endowment	N	N	Live	2,182.28	2,182.28	Interest Only	Endowment	4.34	2,182.28	SVR Linked	7.9	0.00	N	N		Employed	Employed	5,946.00	8,025.00	Semi Detached House	1950	Freehold	0	N	1st	0.00	43,000.00	7-Jun-95	Physical	43,000.00	7-Jun-95	140,274.76	1.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Letters sent 2013.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1002	12 months PH	B	B	A	✗	✗	✓	RISK.37 - Principal Borrower no longer resides: No reason noted for change of correspondence address. Account is up to date.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payment made to account in December 2016 but increased monthly payments made from January 2017 through to April 2017 inclusive, to clear arrears. Account is currently 220.00 in credit.		✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	40,500.00	11-Jul-95	300	31-Jul-20	Purchase	90.00	5.90	Interest Only	Endowment	Y	N	Live	9,602.06	9,602.06	Repayment	Repayment	4.34	9,602.06	SVR Linked	289.66	0.00	N	N		Employed		16,324.00		Terraced House	1890	Freehold	0	N	1st	45,000.00	45,000.00	9-Jun-95	Physical	45,000.00	9-Jun-95	130,707.50	7.35	0.00	0	Card Payment	Paying	No Current Arrears	Account in credit - payments missed	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16	IO to REP	12-Nov-99	Switch to Repayment	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1003	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	10,925.00	31-Aug-95	300	31-Aug-20	Shared Ownership	23.75	6.95	Repayment	Repayment	N	Y	Live	2,264.45	2,264.45	Repayment	Repayment	4.34	2,264.45	SVR Linked	65.15	0.00	N	N		Employed		11,440.00		Terraced House	1965	Freehold	0	N	1st	11,500.00	46,000.00	20-Jun-95	Physical	46,000.00	29-Aug-95	200,331.93	1.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1004	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Over one month arrears in account as of July 2016, this payment was cleared in March 2017. December 2016 payment was made in January 2017.		✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	20,000.00	13-Oct-95	300	31-Oct-20	Purchase	55.56	5.19	Repayment	Repayment	N	N	Live	5,234.22	5,234.22	Repayment	Repayment	4.34	5,234.22	SVR Linked	141.62	0.00	N	N		RETIRED		6,602.00		Terraced House	1965	Freehold	0	N	1st	38,000.00	36,000.00	29-Jun-95	Physical	38,000.00	25-Sep-95	113,740.36	4.6	4.80	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1005	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	25,000.00	27-Nov-95	300	30-Nov-20	Purchase	100.00	6.99	Repayment	Repayment	Y	N	Live	5,366.24	5,366.24	Repayment	Repayment	4.34	5,366.24	SVR Linked	143.83	0.00	N	N		Employed		9,100.00		Terraced House	1900	Freehold	0	N	1st	27,500.00	25,000.00	22-Sep-95	Physical	26,000.00	4-Jan-96	78,089.13	6.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1006	12 months PH	B	A	A	✗	✓	✓
RISK.44 - Lending into Retirement Issue: This is a 40 year loan term. Borrower is currently 82 years old and will be 100 at loan maturity. No copy of application form available to ascertain what intended interest only exit strategy was planned. Whilst the recent payment history has been good and there is plenty of equity in the property (approximately 13% Loan To Value) urgent investigations into both the on-going affordability of the mortgage and Borrowers intentions regarding her interest only exit strategy, are strongly recommended.

RISK.32 - DWP payments: DWP are currently making payments of 3.60 every 4 weeks, with the Borrower making direct debit payments for the normal monthly payment. DWP have been making payments to this account since, at least, 2009.
											✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.27 - Evidence of Income missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	16,750.00	9-Oct-95	480	31-Oct-35	Remortgage	38.07	5.59	Interest Only	Endowment	N	N	Live	16,525.65	16,525.65	Interest Only	Unknown	4.34	16,525.65	SVR Linked	59.87	0.00	N	N		Unemployed		5,000.00		Terraced House	1900	Freehold	0	N	1st	0.00	44,000.00	23-Aug-95	Physical	44,000.00	23-Aug-95	129,145.73	12.8	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✗	✗	✓	✓	✓
1007	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: There are no notes as to why there is a different correspondence address in notes. Payments are being made and the account is up to date.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	9,962.00	22-Dec-95	300	31-Dec-20	Shared Ownership	23.75	3.94	Repayment	Repayment	Y	Y	Live	2,703.62	2,703.62	Repayment	Repayment	4.34	2,703.62	SVR Linked	72.05	0.00	N	N		Employed		14,000.00		Semi Detached House	1995	Leasehold	999999	N	1st	41,950.00	41,950.00	21-Sep-95	Physical	41,950.00	21-Sep-95	123,128.71	2.2	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1008	12 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan due to mature December 2020, that is 3 years and 6 months away. Letters sent out in June 2013, August 2013, September 2013 and 5 year letter December 2015. Outbound telephony activity in February 2016. Next chase activity should be at 3 years to maturity in December 2017. The original and current strategy stated on system is endowment. However, up to date details of borrowers exit strategy should be obtained.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	36,100.00	15-Dec-95	300	31-Dec-20	Purchase	92.56	6.99	Interest Only	Endowment	Y	N	Live	35,969.35	35,969.35	Interest Only	Endowment	4.34	35,969.35	SVR Linked	130.09	0.00	N	N		Employed		12,480.00		Semi Detached House	1935	Freehold	0	N	1st	38,000.00	39,000.00	10-Nov-95	Physical	39,000.00	10-Nov-95	115,632.21	31.11	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
Loan due to mature December 2020, that is 3 years and 6 months away. Letters sent out in June 2013, August 2013, September 2013 and 5 year letter December 2015. Outbound telephony activity in February 2016. Next chase activity should be at 3 years to maturity in December 2017. Currently contact attempts within protocols.
																																																																																																	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1009	12 months PH	B	A	A	✗	✓	✓	RISK.27 - CCA Remediation: R15: CCA Remediation code on system. Manual adjustment of 1,024.37 in February 2015 equates to current arrears credit balance. Letter to Borrower on file confirming CCA issues and confirming account adjustment. RISK.37 - Principal Borrower no longer resides: No reason in notes for change of correspondence address. Payments are being made and account is up to date.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	12,000.00	19-Apr-96	288	30-Sep-18	Remortgage	77.42	5.54	Repayment	Repayment	N	N	Live	1,008.29	1,008.29	Repayment	Repayment	4.34	1,008.29	SVR Linked	70.77	0.00	N	N		Self-Employed		12,000.00		Terraced House	1890	Freehold	0	N	1st	0.00	15,500.00	27-Nov-95	Physical	15,500.00	27-Nov-95	45,956.39	2.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1010	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: April payment made 1st of May, account shows arrears for April 2017 however immediately cleared.		✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	46,500.00	29-Mar-96	300	31-Mar-21	Purchase	93.94	5.00	Interest Only	Endowment	Y	N	Live	11,109.87	11,109.87	Repayment	Repayment	3.09	11,109.87	SVR Linked	265.48	-1.25	N	N		Employed		17,250.00		Flat or Apartment	1950	Leasehold	119	N	1st	49,500.00	49,500.00	17-Jan-96	Physical	49,500.00	17-Jan-96	281,108.95	3.95	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16	IO to REP		Rate Switch	1-Sep-16	Switch from Interest Only to Repayment is historic - no information detailed on system. Rate switch to 3.09% September 2016.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1011	12 months PH	B	A	A	✗	✓	✓
RISK.44 - Lending into Retirement Issue: This loan has a 40 year loan term. Borrower 1 and Borrower 2 are currently 78 years old and 74 years old, respectively. At loan maturity, Borrower 1 and Borrower 2 will be 97 and 93, respectively.  However, Borrower 1 confirmed in October 2015 that they already have savings in place to clear the loan balance. This can be evidenced by regular lump sum payments made to the account which has reduced the balance from the advance amount of 29,872 to the current balance of 9,859. Furthermore, the payment record is good and there is plenty of equity in the property with the current Loan To Value being approximately 4%.
											✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	29,872.00	10-May-96	480	31-May-36	Remortgage	31.44	1.69	Interest Only	Endowment	N	N	Live	9,858.59	9,858.59	Interest Only	Endowment	4.34	9,858.59	SVR Linked	35.67	0.00	N	N		RETIRED	Unemployed	13,200.00	5,005.00	Detached House	1978	Freehold	0	N	1st	0.00	95,000.00	4-Apr-96	Physical	95,000.00	4-Apr-96	271,157.26	3.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N				1-Sep-16	Rate Switch	1-Sep-16	Rate switch to 4.34%	N						Only letter on system was sent in September 2015.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1012	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower is currently 76 years old and will be 95 at loan maturity. Loan was originally written in joint names with husband who passed away in 2013. Whilst the payment record is good and there appears to be plenty of equity in the property with the approximate current Loan To Value being 19%, further details in relation to the Borrowers planned interest only exit strategy should be obtained. RISK.33 - True IOCS Hold Out Marker: Loan is flagged as True Interest Only. Matures 2036.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	14,710.00	5-Jul-96	480	31-Jul-36	Purchase	43.26	1.69	Interest Only	Endowment	N	N	Live	14,482.23	14,482.23	Interest Only	Unknown	4.34	14,482.23	SVR Linked	52.4	0.00	N	N		Employed		13,458.00		Terraced House	1956	Feudal	0	Y	1st	0.00	34,000.00	2-Apr-96	Physical	34,000.00	2-Apr-96	77,709.58	18.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1013	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	36,000.00	27-Jun-96	276	30-Jun-19	Remortgage	61.02	4.75	Repayment	Repayment	N	N	Live	2,213.94	2,213.94	Repayment	Repayment	4.34	2,213.94	SVR Linked	107.19	0.00	N	N		Employed	Employed	15,633.00	0.00	Semi Detached House	1886	Freehold	0	N	1st	0.00	59,000.00	7-May-96	Physical	59,000.00	7-May-96	168,402.93	1.31	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1014	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Subsequent charge registered in favour of Drydens solicitors in May 2007.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	13,000.00	5-Jul-96	300	31-Jul-21	Purchase	89.66	4.19	Repayment	Repayment	Y	N	Live	3,821.36	3,821.36	Repayment	Repayment	4.34	3,821.36	SVR Linked	86.87	0.00	N	N		Employed		7,280.00		Terraced House	1880	Freehold	0	N	1st	14,500.00	14,500.00	15-May-96	Physical	14,500.00	20-Feb-98	41,332.08	9.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1015	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	27,000.00	30-Aug-96	300	31-Aug-21	Purchase	65.85	5.54	Repayment	Repayment	Y	N	Live	1,370.70	1,370.70	Repayment	Repayment	4.34	1,370.70	SVR Linked	30.59	0.00	N	N		Employed		8,915.00		Terraced House	1890	Freehold	0	N	1st	41,000.00	41,000.00	9-Jul-96	Physical	41,000.00	9-Jul-96	151,108.99	0.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1016	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	16,000.00	30-Sep-96	300	30-Sep-21	Purchase	18.82	5.84	Repayment	Repayment	N	N	Live	4,358.64	4,358.64	Repayment	Repayment	4.34	4,358.64	SVR Linked	95.53	0.00	N	N		Self-Employed	Self-Employed	8,832.00	0.00	Semi Detached House	1930	Freehold	0	N	1st	84,000.00	85,000.00	31-Jul-96	Physical	86,000.00	3-Apr-97	392,060.88	1.11	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1017	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	10,750.00	7-Feb-97	300	28-Feb-22	Shared Ownership	24.01	4.34	Interest Only	Endowment	Y	Y	Live	4,058.51	4,058.51	Repayment	Repayment	4.34	4,058.51	SVR Linked	81.7	0.00	N	N		Employed		5,686.00		Semi Detached House	1929	Leasehold	999999	N	1st	11,316.00	44,764.00	26-Sep-96	Physical	45,264.00	10-Feb-97	157,296.31	2.58	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16	IO to REP	26-May-06	Rate Switch	1-Sep-16	Switch from Interest Only to Repayment in May 2006. Rate switch to 4.34% in September 2016.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1018	12 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan due to mature April 2022, and so has 4 years 10 months to run at cut off date. Letters sent June 2013, July 2013, August 2013 and April 2017 on the 5 years to maturity date and outbound attempted telephony contact in September 2016, October 2016 and November 2016. Despite this there has been no response to the contact attempts to date an as such no current updated details of exit strategy evident. Original states vehicle was an endowment policy and still registered on system.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	9,500.00	25-Apr-97	300	30-Apr-22	Purchase	95.00	5.34	Interest Only	Endowment	Y	N	Live	9,362.32	9,362.32	Interest Only	Endowment	4.34	9,362.32	SVR Linked	33.87	0.00	N	N		Employed		6,374.00		Terraced House	1900	Freehold	0	N	1st	10,500.00	10,000.00	23-Feb-97	Physical	10,000.00	23-Feb-97	29,443.64	31.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	1-Sep-16	Rate switch to 4.34%.	N
Loan due to mature April 2022, and so has 4 years 10 months to run at cut off date. Letters sent June 2013, July 2013, August 2013 and April 2017 on the 5 years to maturity date. Outbound attempted telephony contact in September 2016, October 2016 and November 2016. Contact to date appears in line with protocols.
																																																																																																	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1019	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	21,000.00	24-Mar-98	300	31-Mar-23	Remortgage	63.64	8.45	Part & Part	Endowment	N	N	Live	4,187.64	4,187.64	Part & Part	Unknown	4.34	4,187.64	SVR Linked	17.34	0.00	N	N		Employed	Unemployed	13,974.00	0.00	Terraced House	1900	Freehold	0	N	1st	0.00	33,000.00	12-Jan-98	Physical	33,000.00	12-Jan-98	96,463.98	4.34	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%.	N
Loan matures in 5 years and 9 months. As such not yet falling into the loan maturity strategy. However, campaign letters sent in June 2013, August 2013, September 2013, March 2016 and September 2016. Also there have been attempted outbound telephony contacts in August 2016 and September 2016.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1020	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Three subsequent charges registered - First National Bank in March 1999, Restons c/o Trinity Chambers in June 2010 and Arrow Global in May 2014.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The May 2017 direct debit payment was returned unpaid but cleared when represented. No other issues in the last 12 months.		✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	18,375.00	13-Feb-98	300	28-Feb-23	Purchase	75.00	6.30	Repayment	Repayment	Y	N	Live	7,539.59	7,539.59	Repayment	Repayment	4.34	7,539.59	SVR Linked	127.44	0.00	N	N		Employed		8,287.00		Terraced House	1900	Freehold	0	N	1st	24,500.00	24,500.00	2-Dec-97	Physical	25,500.00	3-Feb-98	72,687.44	10.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1021	12 months PH	B	A	A	✗	✓	✓
RISK.44 - Lending into Retirement Issue: Term takes borrower to age 74 at the end of the term. There is no evidence that affordability beyond retirement has been properly assessed. The borrower was an Independent Financial Advisor at the time of application and had been for 12 years so whilst the term would take him way beyond his state retirement age of 65 it is reasonable to think that given his occupation he would make provision to either repay the mortgage or maintain a sufficient income to support the mortgage once he had retired. He had stated that he would reduce the mortgage balance over the term by means of lump sum reductions but this has not happened.

RISK.36 - Borrower whereabouts unknown: The property is let without consent. The latest letter sent to the borrower at his address in Italy has been returned on 13th March 2017. Potentially the current address held may not be current. The last 12 months payments have been made with no issues.

RISK.66 - Unauthorised Tenancy: The system indicates that the property has been let to the borrowers brother since 18th December 2002. Consent to let has never been obtained. The borrower has not been resident since 2002. The loan has been performing over the last 12 months so this does not appear to have had an adverse effect.
											✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	51,375.00	8-Jun-98	300	30-Jun-23	Purchase	75.00	6.70	Interest Only	Investment	N	N	Live	51,281.95	51,281.95	Interest Only	Unknown	4.34	51,281.95	SVR Linked	185.54	0.00	N	N		Self-Employed		20,000.00		Flat or Apartment	1960	Leasehold	999999	N	1st	68,500.00	69,500.00	1-Apr-98	Physical	69,500.00	1-Apr-98	283,373.32	18.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Litigation commenced 28th May 2013. Arrears were cleared prior to a hearing date being obtained and the instructions were withdrawn						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1022	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	70,000.00	23-Oct-98	180	30-Sep-28	Purchase	70.71	5.59	Repayment	Repayment	Y	N	Live	131.25	131.25	Repayment	Repayment	4.34	131.25	SVR Linked	1.25	0.00	N	N		Employed	Employed	25,000.00	36,000.00	Terraced House	1982	Freehold	0	N	1st	99,000.00	99,000.00	15-Sep-98	Physical	99,000.00	15-Sep-98	404,094.11	0.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	29-Aug-03	29-Aug-03			None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1023	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments made by bank payment. Payments due in August 2016 and December 2016 were made a couple of days after the end of the month. No other issues in the last 12 months.		✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	45,000.00	29-Jan-99	300	31-Jan-24	Purchase	94.74	5.59	Part & Part	Unknown	N	N	Live	31,604.59	31,604.59	Part & Part	Unknown	4.34	31,604.59	SVR Linked	238.61	0.00	N	N		Employed	Employed	5,778.00	11,692.00	Terraced House	1971	Freehold	0	N	1st	47,500.00	47,500.00	29-Oct-98	Physical	47,500.00	29-Oct-98	133,386.15	23.69	0.00	0	Bank Payment	Paying	No Current Arrears	Account in credit - payments missed	No ATP	No Active ATP	No ATP							Instructed and then cancelled by servicer 9th April 2009	0			None				N					None			Y
Solicitors instructed 6th October 2010 and suspended possession order obtained. Agreement to pay was set up of contractual monthly amount plus additional to clear arrears. A warrant for possession was obtained 12th July 2013 but not enforced.
																																																																																												CMI +321	29-Oct-10	8-Feb-11	Due to run until 8th February 2011. Broken 12th January 2011.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1024	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned unpaid 29th June 2017. As the cut off date was the end of June 2017, It was paid on the 7th July. July and August payments made. Borrower advised he had insufficient funds in his account. No other issues in the last 12 months.		✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	33,250.00	16-Dec-98	300	31-Dec-23	Shared Ownership	47.50	6.60	Interest Only	Endowment	Y	Y	Live	13,441.70	13,441.70	Repayment	Repayment	1.24	13,441.70	Tracker	178	0.99	N	N		Employed	Employed	15,000.00	8,000.00	Semi Detached House	1995	Leasehold	98	N	1st	35,000.00	70,000.00	23-Nov-98	Physical	70,000.00	23-Nov-98	196,569.06	6.84	178.00	1	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		29-Jan-04	IO to REP	29-Jan-04	None			Y	Litigation commenced 20th September 2013. Hearing adjourned as the arrears were cleared in full 8th October 2013.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1025	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: The application form dated 23rd November 1998 stated that the borrower was married and that their spouse would be resident in the property. It is not known why the spouse was not a party to the mortgage and the purchase. There is no condition in the mortgage offer dated 11th January 1999 specifying that the spouse should sign the relevant disclaimer as an occupier. It is unknown if this waiver was signed.			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	72,000.00	26-Mar-99	252	30-Jun-30	Purchase	82.76	4.80	Interest Only	Endowment	N	N	Live	3,207.08	3,207.08	Repayment	Repayment	4.34	3,207.08	SVR Linked	27.34	0.00	N	N		Employed		27,000.00		Terraced House	1955	Freehold	0	N	1st	87,000.00	87,000.00	26-Nov-98	Physical	87,000.00	26-Nov-98	287,641.15	1.11	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	22-Aug-01	1-Jun-07			None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1026	12 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: Unauthorised tenancy marker set on system 2nd May 2014. No further details known. All payments made over the last 12 months so this has not had an adverse effect on the payment performance. RISK.36 - Borrower whereabouts unknown: Note added to system on 2nd May 2014 stating that an unauthorised tenancy marker had been set. No details known concerning the Borrowers new address. No impact so far on the payment performance.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	49,500.00	25-Jan-99	300	31-Jan-24	Purchase	93.40	6.60	Interest Only	Endowment	N	N	Live	48,736.77	48,736.77	Interest Only	Endowment	4.34	48,736.77	SVR Linked	176.33	0.00	N	N		Self-Employed	Self-Employed	34,896.00	0.00	Terraced House	1960	Freehold	0	N	1st	55,000.00	53,000.00	11-Jan-99	Physical	53,000.00	11-Jan-99	144,852.50	33.65	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1027	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	34,000.00	1-Apr-99	300	30-Nov-23	Purchase	57.68	5.59	Repayment	Repayment	N	N	Live	3,919.32	3,919.32	Repayment	Repayment	3.19	3,919.32	SVR Linked	57.12	-1.15	N	N		Employed	Employed	19,342.00	0.00	Detached House	1985	Leasehold	984	N	1st	58,950.00	58,950.00	26-Feb-99	Physical	58,950.00	26-Feb-99	161,114.24	2.43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	9-Nov-07	9-Nov-07			None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1028	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Negative Equifax trace result 21st January 2016. Mail returned 2015. The notes from January 2016 indicate that the borrower may not be resident in the property. Borrower is making payments weekly. If there are five weeks in the months then she overpays. RISK.55 - Title - Other Charges: Charge in favour of Eversheds Solicitors dated 20th May 2006 in the sum of 1 Charge in favour of Cabot Financial Limited dated 11th March 2015 in the sum of 1			✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	36,100.00	10-Sep-99	300	31-Jul-36	Purchase	95.00	4.49	Repayment	Repayment	Y	N	Live	30,426.05	30,426.05	Repayment	Repayment	4.34	30,426.05	SVR Linked	199.49	0.00	N	N		Employed		13,763.00		Terraced House	1900	Freehold	0	N	1st	38,000.00	38,000.00	1-Sep-99	Physical	59,000.00	22-Aug-02	121,537.35	25.03	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					15-Oct-15		Full fact find carried out. The reason for arrears was the prioritisation of other commitments. Borrower stated that the direct debit was cancelled after it was returned unpaid. She has offered to pay weekly by standing order but this was not accepted by the lender which she felt was unhelpful. She advised that this would be the only way she would be able to get back on track.	0			Temp switch to Interest only
The repayment type was switched from repayment to interest only for a period of 3 months only with effect from February 2011.This was to help the borrower to clear the arrears. The account wasn't actually switched back to capital and repayment until 26th September 2014 at this time the term was extended by 11 years and 10 months.
																																																																																		Y	26-Sep-14		IO to REP	26-Sep-14	Term Extension		Term extended by 11 years and 10 months on 26th September 2014	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1029	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	17,000.00	29-Oct-99	240	31-Oct-19	Purchase	29.31	6.85	Repayment	Repayment	Y	N	Live	2,989.56	2,989.56	Repayment	Repayment	4.34	2,989.56	SVR Linked	114.77	0.00	N	N		Employed		9,725.00		Terraced House	1900	Freehold	0	N	1st	56,750.00	58,000.00	30-Sep-99	Physical	58,000.00	30-Sep-99	172,378.49	1.73	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1030	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned unpaid 30th June 2016. Paid on representation of direct debit 8th July 2016. No other issues in the last 12 months.		✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	31,566.00	20-Jul-00	276	31-Jul-23	Purchase	43.84	7.64	Repayment	Repayment	N	N	Live	3,324.82	3,324.82	Repayment	Repayment	3.39	3,324.82	SVR Linked	51.2	-0.95	N	N		Employed		8,320.00		Terraced House	1999	Freehold	0	N	1st	60,000.00	72,000.00	16-Dec-99	Physical	72,000.00	16-Dec-99	189,666.42	1.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	13-Sep-04	Mortgage and ownership of property transferred from joint names into the sole name of current borrower with effect from 13th September 2004. Income and rental income assessed at the time.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1031	12 months PH	B	A	A	✗	✓	✓
RISK.06 - Loan maturing in under 5 years not correctly managed: There is no evidence on the paper file or on the system that any letters or phone calls have been made with regards to the repayment of the mortgage which ends on 30th June 2020. Letter are expected to be sent from five years out. The loan has been included in the TRU IOCs Holdout campaign but it is unclear why.

RISK.33 - True IOCS Hold Out Marker: Loan is flagged as True Interest Only. Loan matures June 2020.

RISK.32 - DWP payments: The monthly payment is made up of a DWP payment of 49.80 every four weeks and a bank payment made by the borrower in the sum of 21.51 every calendar month. The payments are not showing as the same every month as the DWP is made every four weeks. There are no underpayments for any month and the account currently has a credit balance of 46.67.
											✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	28,975.00	23-Jun-00	240	30-Jun-20	Purchase	95.00	5.53	Interest Only	Endowment	Y	N	Live	20,795.83	20,795.83	Interest Only	Unknown	4.34	20,795.83	SVR Linked	75.14	0.00	N	N		Employed		11,051.00		Terraced House	1900	Freehold	0	N	1st	30,500.00	30,500.00	23-Feb-00	Physical	30,500.00	23-Feb-00	78,553.96	26.47	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan due to mature June 2020. Loan is flagged as True Interest Only.  No letters have ever been sent to remind the Borrower of maturity of the loan in 2020. This account was included in a 2016 investigation to try and establish what communications had been sent and what terms had been set out in this correspondence with regards to the repayment of the mortgage.
																																																																																																	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1032	12 months PH	B	B	A	✗	✗	✗	RISK.55 - Title - Other Charges: Second charge in favour of Central Trust Plc dated 14th September 2002 in the sum of 1 RISK.19 - Vulnerability - Severe or long term illness: Borrower flagged as vulnerable due to ill-health on 15th October 2015 but nature of illness not noted on file although borrower has advised that she relies on her daughter to assist with her making payments due to her being in and out of hospital.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The account was almost 2 months in arrears in July 2016 and then overpayments were made in August and September 2016 to bring the account up to date. No payment was made in October 2016. Payments then made November - May 2017 inclusive but no payment made for June 2017 which means that the account is now again 2 months in arrears. The reason for the arrears is not know specifically although there is a vulnerable flag on the case due to ill health.		✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. COLL.01 - Borrower(s) not co-operating: The Borrower does not answer calls or letters and has refused a field agent interview on numerous occasions the most recent being 15th June 2017. The Borrower stated that she was ill and would contact the Servicer direct. This has not happened according to the notes up to the cut off date of 30th June 2017.	CLS	UFSS	Bradford & Bingley (CBAS)	40,000.00	30-Nov-00	240	30-Nov-20	Remortgage	57.14	7.29	Repayment	Repayment	N	N	Live	13,358.75	13,358.75	Repayment	Repayment	4.34	13,358.75	SVR Linked	338.82	0.00	N	N		Employed		11,708.00		Detached House	1987	Freehold	0	N	1st	0.00	70,000.00	13-May-99	Physical	70,000.00	4-Jul-00	175,586.91	7.61	658.10	1	Bank Payment	Trying	Remain Static	Ill Health	No ATP	No Active ATP	No ATP					15-Jun-17		Field Agent visited the property. Borrower advised that she was not well that she would contact the lender directly. Interview refused	0			None				N					None			Y	Litigation commenced 24th June 2014. Arrears cleared in full 28th July 2014 and hearing adjourned with liberty to restore.						✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1033	12 months PH	B	A	A	✗	✓	✓
RISK.44 - Lending into Retirement Issue: The Borrower was a retired member of staff at application. They were 64 at origination and will be 104 at maturity. Borrowing was based on her state and occupational pension but her pension has also been given as the means of the repayment of the loan. The LTV is very low currently approximately 4.84% and payments only 40pm. The interest rate appears to be a 0.34 reduction on standard variable rate due to the borrower being a staff pensioner.

RISK.33 - True IOCS Hold Out Marker: Loan is flagged as True Interest Only. Loan matures June 2042.

RISK.25 - Vulnerability - Other: The borrower was aged 64 at completion, is aged 79 now and will be 104 at the end of the term. There are still 25 years left to run on this account. The Borrower is a retired member of staff.
											✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	12,000.00	26-Jun-02	480	30-Jun-42	Purchase	9.60	5.95	Interest Only	Other	N	N	Live	11,998.03	11,998.03	Interest Only	Unknown	4	11,998.03	SVR Linked	40	-0.34	N	N		RETIRED		5,202.00		Bungalow	1985	Freehold	0	N	1st	124,995.00	124,995.00	29-Apr-02	Physical	124,995.00	29-Apr-02	248,134.68	4.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1034	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Equitable charge dated 17th June 2010 registered in favour of National Westminster Bank. Equitable charge dated 19th July 2010 registered in favour of Hillesden Securities Ltd.			✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	160,800.00	21-Nov-03	300	2-Dec-28	Purchase	89.33	5.75	Interest Only	Unknown	N	N	Live	162,409.11	212,767.10	Interest Only	Investment	2.25	212,767.10	Tracker	304.52	2.00	Y	N		Self-Employed		59,000.00		Terraced House	1900	Freehold	0	N	1st	180,000.00	180,000.00	8-May-03	Physical	235,000.00	22-Feb-06	410,537.33	51.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		4-Dec-05			Rate Switch	16-Dec-05	Checklist confirms a rate switch and copy of MTG13 provided. No further details known.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1035	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	50,000.00	10-Sep-07	252	30-Sep-28	Further Advance	89.33	7.50	Interest Only	Unknown	N	N	Live	50,357.99	212,767.10	Interest Only	Unknown	2	212,767.10	Tracker	83.93	1.75	Y	N		Self-Employed		59,000.00		Terraced House	1900	Freehold	0	N	1st	180,000.00	180,000.00	8-May-03	Physical	235,000.00	22-Feb-06	410,537.33	51.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0															N
1036	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan was originally set up on repayment but converted at the borrowers request on 12th July 2006. There is no evidence of the repayment vehicle being agreed.			✓	✗	MISS.33 - Further advance documents missing - Known: Further advance valuation missing, file build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	250,000.00	19-Aug-03	300	2-Sep-28	Purchase	67.57	4.99	Repayment	Repayment	N	N	Live	244,605.41	304,775.45	Interest Only	Unknown	2.25	304,775.45	Tracker	458.64	2.00	Y	N		Self-Employed	Other	66,000.00	22,000.00	Semi Detached House	1863	Freehold	0	N	1st	370,000.00	370,000.00	9-Jul-03	Physical	370,000.00	9-Jul-03	540,497.72	56.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	12-Jul-06	Switch to Interest Only	12-Jul-06	Further advance of 60K 19 August 2003. Switch from Capital repayment to Interest Only July 2006.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1037	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	60,000.00	4-Aug-06	264	31-Aug-28	Further Advance	67.57	6.50	Interest Only	Unknown	N	N	Live	60,170.04	304,775.45	Interest Only	Unknown	2	304,775.45	Tracker	100.28	1.75	Y	N		Self-Employed	Other	85,000.00	28,000.00	Semi Detached House	1863	Freehold	0	N	1st	370,000.00	370,000.00	9-Jul-03	Physical	370,000.00	9-Jul-03	540,497.72	56.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1038	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title register extract dated 26th July 2017 shows a second charge registered dated 17th October 2007 in favour of Skye Loans Limited. The value and reason for charge is unknown.			✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	190,000.00	30-Aug-02	276	2-Sep-25	Purchase	82.61	6.75	Interest Only	Unknown	N	N	Live	246,977.41	297,849.58	Interest Only	Sale of Property	2.25	297,849.58	Tracker	463.09	2.00	Y	N		Self-Employed		100,000.00		Detached House	1935	Freehold	0	N	1st	230,000.00	230,000.00	13-May-04	Physical	330,000.00	31-May-07	422,277.78	70.53	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-05			Rate Switch	1-Sep-05	Switch rate on 01st September 2005, no documents found, only screen mtg13 confirms the change.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1039	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	50,000.00	4-Jun-07	216	30-Jun-25	Further Advance	82.61	7.25	Interest Only	Unknown	N	N	Live	50,872.17	297,849.58	Interest Only	Unknown	2	297,849.58	Tracker	84.79	1.75	Y	N		Self-Employed		100,000.00		Detached House	1935	Freehold	0	N	1st	230,000.00	230,000.00	21-Jun-02	Physical	330,000.00	31-May-07	422,277.78	70.53	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1040	12 months PH	A	A	A	✓	✓	✓				✗	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for further advance in 2005. All the documents seen for further advance of 2007. INFO.10 - Loan Redeemed: The lender has advised that the loan was repaid in full (CER 1040, CER 1041) on 14th July 2017.	CLS	UFSS	Mortgage Express	88,000.00	4-Sep-97	204	2-Feb-18	Purchase	129.41	9.90	Interest Only	Endowment	N	N	Live	106,480.02	120,678.46	Interest Only	Unknown	1.04	137,878.46	Tracker	92.28	0.79	N	N	14-Jul-07	Employed	Other	36,500.00	0.00	Semi Detached House	1935	Freehold	0	N	1st	68,000.00	68,000.00	21-May-97	Physical	240,000.00	17-Dec-07	312,267.38	38.65	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N	2-Nov-07				Term Extension	2-Nov-07	Loan originated in 1997 over 17 years. Term extended on 2nd November 2007 to 10 years and 2 months.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1041	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	14,000.00	28-Dec-07	120	31-Dec-17	Further Advance	129.41	7.25	Interest Only	Unknown	N	N	Live	14,198.44	120,678.46	Interest Only	Unknown	2	120,678.46	Tracker	23.66	1.75	N	N	14-Jul-17	Employed	Other	36,500.00	0.00	Semi Detached House	1935	Freehold	0	N	1st	68,000.00	68,000.00	21-May-97	Physical	240,000.00	17-Dec-07	312,267.38	38.65	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None												N
1042	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Historically ground rents were charged to the main loan account. This was on 4th October 2012 for a sum of 3060.22. An administration fee of 30.00 was also added. There have been no further ground rents charged to the account since this date. No annual interest separately chargeable as ground rent balance included in the total main loan account balance.

RISK.66 - Unauthorised Tenancy: System notes show that in 2016 the property was rented. A trace enquiry was made  on 9th January 2017 but report was not returned. Potentially property remains tenanted as borrower does not live in that property. The Borrower is currently making overpayments and has maintained the loan for the last 12 months.

RISK.37 - Principal Borrower no longer resides: Borrower not in occupation of security. Alternative correspondence address registered.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments are due the 3th of each month, however there paid a few days after the end of each month by bank payments as borrower receive her salary. On the other hand, account does not present a balance in arrears as the amount paid in is higher than the expected monthly payment and presents an overpaid balance of 2k. No other issues in the last 12 months		✓	✓		CLS	UFSS	Mortgage Express	132,300.00	19-Aug-04	300	2-Sep-29	Purchase	90.00	5.69	Repayment	Repayment	N	N	Live	80,955.72	90,369.16	Repayment	Repayment	2.25	90,369.16	Tracker	635.37	2.00	Y	N		Employed		44,125.00		Maisonette	1930	Leasehold	99	N	1st	147,000.00	147,000.00	17-May-04	Physical	147,000.00	17-May-04	265,602.54	34.02	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Jun-07		1-Jun-07	Rate Switch	1-Jun-07	Rate switch as per borrower request. 5.94 fix for 2 years in 2007. Further advance of 15000 in May 2008. No any other modification.	Y	April 2011 Possession order suspended. Court ATP to cover the instalment plus £200. Account with no arrears since 2013. The reason for historic arrears was unemployment.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1043	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	15,000.00	12-May-08	253	30-Jun-29	Further Advance	90.00	6.75	Repayment	Repayment	N	N	Live	9,413.44	90,369.16	Repayment	Repayment	2	90,369.16	Tracker	73.7	1.75	Y	N		Employed		44,125.00		Maisonette	1930	Leasehold	99	N	1st	147,000.00	147,000.00	17-May-04	Physical	147,000.00	17-May-04	265,602.54	34.02	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None												N
1044	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited:
Historically ground rents were charged to the main loan account. This was for 1225.90 on 28th June 2004 and for which an administration fee of 40.00 was charged. Subsequently the ground rent was charged by a sub account being created. Sub accounts 2 relates to a ground rent account with sub account 2 being created for 3720.48 on 14th June 2013. Upon the charging of the ground rent to the main account and the creation of a sub account a 30.00 administration fee is charged to the main account. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges have been applied as follows to the main account balance for the outstanding balance on sub account 2, 98.23 on 22nd August 2014, 98.23 on 22nd July 2015 and 25th July 2016.
											✓	✓		CLS	UFSS	Mortgage Express	132,300.00	26-Sep-03	300	2-Oct-28	Purchase	90.00	4.50	Interest Only	Other	N	N	Live	134,619.84	137,894.12	Interest Only	Unknown	2.25	137,894.12	Tracker	252.42	2.00	Y	N		Employed		43,500.00		Terraced House	1900	Leasehold	87	N	1st	147,000.00	147,000.00	3-Jun-03	Physical	147,000.00	3-Jun-03	296,667.45	46.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1045	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	3,720.48	14-Jun-13	0	2-Oct-28	Ground Rent	90.00	2.50	Interest Only	Unknown	N	N	Live	3,274.28	137,894.12	Interest Only	Unknown	2.25	137,894.12	Tracker	6.14	2.00	Y	N		Employed		43,500.00		Terraced House	1900	Leasehold	87	N	1st	147,000.00	147,000.00	3-Jun-03	Physical	147,000.00	3-Jun-03	296,667.45	46.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1046	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: Historically ground rents were charged to the main loan account. These occurred on 1st September 2006 for 849.71 for which an administration fee of 50.00 was charged, 3rd February 2009 for 1011.69 for which an administration fee of 30.00 was charged, 20th September 2011 for 1075.75 for which an administration fee of 30.00 was charged and 10th May 2012 for 846.12 for which an administration fee of 30.00 was charged. Subsequently the ground rents have been charged by sub accounts being created. Sub accounts 2 was created on 20th June 2013 for 671.69 and upon the creation of a sub account a 30.00 administration fee is charged to the main account. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges have been applied as follows to the main account balance for the outstanding balance, for sub account 2, of 18.94 on 22nd August 2014, 17.86 on 23rd July 2015 and 16.67 on 27th July 2016.
											✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms offer is not available.	CLS	UFSS	Mortgage Express	88,000.00	30-Oct-03	300	2-Nov-28	Purchase	100.00	4.65	Repayment	Repayment	Y	N	Live	52,100.35	52,618.54	Repayment	Repayment	1.75	52,618.54	Tracker	422.61	1.50	N	N		Employed		28,000.00		Flat or Apartment	1958	Leasehold	90	N	1st	88,000.00	88,000.00	19-Aug-03	Physical	88,000.00	19-Aug-03	149,927.27	35.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1047	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	671.79	20-Jun-13	0	2-Nov-28	Ground Rent	100.00	2.00	Repayment	Repayment	Y	N	Live	518.19	52,618.54	Repayment	Repayment	1.75	52,618.54	Tracker	4.2	1.50	N	N		Employed		28,000.00		Flat or Apartment	1958	Leasehold	90	N	1st	88,000.00	88,000.00	19-Aug-03	Physical	88,000.00	19-Aug-03	149,927.27	35.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1048	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.22 - Offer Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	152,750.00	31-Oct-03	300	2-Apr-24	Purchase	87.29	5.19	Repayment	Repayment	N	N	Live	66,633.15	90,953.15	Repayment	Repayment	2.25	90,953.15	Tracker	887.44	2.00	Y	N		Employed		69,000.00		Flat or Apartment	1928	Leasehold	123	N	1st	175,000.00	175,000.00	10-Sep-03	Physical	240,000.00	5-Jan-07	364,855.87	24.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		22-Nov-05		22-Nov-05	Rate Switch	22-Nov-05	Rate switch as per borrower requests, 5.15 3 years fixed. 449 fee charged. Further advanced 02nd February 2007.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
1049	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	40,000.00	2-Feb-07	261	30-Nov-28	Further Advance	87.29	7.00	Repayment	Repayment	N	N	Live	24,320.00	90,953.15	Repayment	Repayment	2	90,953.15	Tracker	198.7	1.75	Y	N		Employed		69,000.00		Flat or Apartment	1928	Leasehold	123	N	1st	175,000.00	175,000.00	10-Sep-03	Physical	240,000.00	5-Jan-07	364,855.87	24.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1050	12 months PH	B	B	A	✗	✗	✓	RISK.05 - Switched to IO - no repayment vehicle: Account switched to Interest only in 2006. A recent interest only campaign carried out in 2016 did not manage to establish contact with borrower .There is currently no arrears although account had erratic payments since origination. the current repayment strategy remains unknown. Loan maturity is in 2029. Further advance of 12000 originated in 2005, CER 1051, remains in repayment.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Arrears cleared on June 2017, the account has only been up to one month in arrears over the last 12 months. The reason for the arrears in the account is that other commitments are being prioritised. Borrower always pays by card in last week of each month requiring several monthly attempts of contact to secure payment.		✓	✓		CLS	UFSS	Mortgage Express	175,000.00	29-Sep-04	300	2-Oct-29	Purchase	84.54	5.95	Repayment	Repayment	N	N	Live	172,643.66	180,357.90	Interest Only	Unknown	2.25	180,357.90	Tracker	323.16	2.00	Y	N		Self-Employed		60,000.00		Semi Detached House	1934	Freehold	0	N	1st	207,000.00	207,000.00	23-Jul-04	Physical	212,500.00	4-Oct-05	321,953.22	56.02	0.00	0	Card Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	19-Oct-06	Switch to Interest Only	19-Oct-06	Repayment switch to Interest Only as borrower request in 2006. Further advance originated in 2005 12k still in repayment.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1051	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	12,000.00	1-Nov-05	288	30-Nov-29	Further Advance	84.54	6.25	Repayment	Repayment	N	N	Live	7,714.24	180,357.90	Repayment	Repayment	2	180,357.90	Tracker	58.51	1.75	Y	N		Self-Employed		60,000.00		Semi Detached House	1934	Freehold	0	N	1st	207,000.00	207,000.00	23-Jul-04	Physical	212,500.00	4-Oct-05	321,953.22	56.02	0.00	0	Card Payment														0															N
1052	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: Further advance Offer -SUB ACCOUNT 2 File build checklist confirms this is not available. An original offer of 10000 was issued and is on file but an amended offer of 15000 was issued but is not on file.	CLS	UFSS	Mortgage Express	102,555.00	23-Jan-04	300	2-Feb-29	Purchase	90.00	4.50	Interest Only	Investment	N	N	Live	113,099.03	128,377.60	Interest Only	Investment	2.25	128,377.60	Tracker	212.06	2.00	Y	N		Employed		32,250.00		Terraced House	2003	Freehold	0	N	1st	113,950.00	113,950.00	16-Oct-03	Physical	148,000.00	5-Jun-07	158,962.96	80.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1053	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	15,000.00	11-Jun-07	256	31-Oct-28	Further Advance	90.00	7.25	Interest Only	Unknown	N	N	Live	15,278.57	128,377.60	Interest Only	Unknown	2	128,377.60	Tracker	25.46	1.75	Y	N		Employed		32,250.00		Terraced House	2003	Freehold	0	N	1st	113,950.00	113,950.00	16-Sep-04	Physical	148,000.00	5-Jun-07	158,962.96	80.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1054	12 months PH	B	A	A	✗	✓	✓	RISK.38 - Joint Borrower no longer resides: Borrowers have separated and Borrower 2 no longer lives at the address. Her new address is noted. There have been no recent issues with the account that is up to date. RISK.63 - Other Occupants: In November 2015 Borrower 2 informed that borrower 1 was living in the property with his new partner.			✗	✓
INFO.04 - Reperforming case servicing notes: Account went 10 months in arrears as at 31st August 2014 and were cleared in full on 5th September 2014 and slipped back again to 2.63 months in arrears as at 31st August 2015, being cleared in full by 30th November 2015. No issues since. Fees of 40.00 were charged monthly from February 2013 to August 2014, until the account was brought back to less than 2 months in arrears, but charged again from March 2015 when arrears reoccurred until October 2015 after which the arrears were fully cleared. In addition an unpaid direct debit of 6.50 was charged 1st December 2015. In addition a legal costs of 167.00 was debited to the account on 15th September 2014. All charges applied to the account appear to be in line with lenders policy.
														CLS	UFSS	Mortgage Express	160,000.00	27-Oct-04	300	2-Nov-29	Purchase	88.89	5.95	Interest Only	Investment	N	N	Live	162,564.49	175,289.17	Interest Only	Unknown	2.25	175,289.17	Tracker	304.81	2.00	Y	N		Self-Employed	Self-Employed	50,000.00	10,000.00	Detached House	1992	Freehold	0	N	1st	180,000.00	180,000.00	23-Sep-04	Physical	200,000.00	2-Oct-06	223,329.56	78.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Solicitors were initially instructed in September 2013 when account was 9 months in arrears. Possession proceedings began and hearing date set for 7th October 2013. Reason for arrears was borrowers had split up and borrower 1 was living in the property but not working.
																																																																																												CMS plus 48.73	7-Oct-13	11-Nov-15
SPO was obtained 7th October 2013. Suspended on terms of Contractual plus 48.73. However, due to breach, a warrant for enforcement, but was sought on 15th August 2014 and eviction granted for 18th September 2014. However, cancelled upon the full clearance of arrears 5th September 2014. The arrangement was broken and a warrant for possession issued on 5th November 2015 but cancelled when arrears were paid in full again on 11th November 2015. No further action since.
																																																																																																Interest only campaign calls made 20th and 25th May 2016, but without making contact.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1055	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	20,000.00	11-Oct-06	276	31-Oct-29	Further Advance	88.89	6.50	Repayment	Repayment	N	N	Live	12,724.68	175,289.17	Repayment	Repayment	2	175,289.17	Tracker	96.76	1.75	Y	N		Self-Employed	Other	50,000.00	10,000.00	Detached House	1992	Freehold	0	N	1st	180,000.00	180,000.00	23-Sep-04	Physical	200,000.00	2-Oct-06	223,329.56	78.49	0.00	0	Direct Debit														0
1056	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	75,000.00	17-Mar-03	180	2-Aug-26	Remortgage	83.33	5.59	Repayment	Repayment	N	N	Live	34,082.55	35,996.58	Repayment	Repayment	2.25	35,996.58	Tracker	346.01	2.00	Y	N		Self-Employed		35,000.00		Terraced House	1930	Freehold	0	N	1st	0.00	90,000.00	7-Feb-03	Physical	90,000.00	7-Feb-03	166,256.02	21.65	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1057	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	26,000.00	17-Jul-06	140	31-Mar-18	Further Advance	83.33	5.50	Repayment	Repayment	N	N	Live	1,914.03	35,996.58	Repayment	Repayment	2	35,996.58	Tracker	214.44	1.75	Y	N		Self-Employed		35,000.00		Terraced House	1930	Freehold	0	N	1st	0.00	90,000.00	7-Feb-03	Physical	90,000.00	7-Feb-03	166,256.02	21.65	0.00	0	Direct Debit														0
1058	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	91,200.00	22-Apr-02	276	2-May-25	Purchase	91.20	3.99	Repayment	Repayment	N	N	Live	38,240.20	64,495.82	Repayment	Repayment	1.75	65,474.13	Tracker	435.92	1.50	N	N		Self-Employed	Self-Employed	18,650.00	18,650.00	Cottage	2001	Feudal	0	N	1st	96,000.00	100,000.00	7-Nov-01	Physical	170,000.00	19-Jul-05	213,211.16	30.25	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1059	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	55,000.00	11-Aug-05	237	31-May-25	Further Advance	91.20	5.65	Repayment	Repayment	N	N	Live	26,255.62	64,495.82	Repayment	Repayment	2	64,620.56	Tracker	299.26	1.75	N	N		Self-Employed	Other	18,650.00	18,650.00	Cottage	2001	Feudal	0	N	1st	96,000.00	100,000.00	7-Nov-01	Physical	170,000.00	19-Jul-05	213,211.16	30.25	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0
1060	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: The account was switched from repayment on 10th July 2014. No repayment vehicle RISK.33 - True IOCS Hold Out Marker: Loan is flagged as FIO IOCS Holdout. 10 years to maturity. Interest only and payments being made. No contact has been made to borrowers. This was noted as a temporary switch in 2014 but has not yet reverted.			✗	✗	INFO.11 - Loan Part Redeemed: Main account (CER 1060) redeemed. Further Advance (sub-account 2, CER 1061) is still live with a term outstanding of 10 years 9 months. MISS.29 - All documents missing - Known: File build checklist confirms no documents are available.	CLS	UFSS	Mortgage Express	99,000.00	30-Apr-03	300	2-May-28	Purchase	90.00	5.74	Repayment	Repayment	N	N	Redeemed	0.00	29,961.44	Interest Only	Unknown	2.25	29,961.44	Redeemed	0	2.00	Y	N	12-Sep-16	Employed	Other	25,500.00	0.00	Bungalow	1997	Freehold	0	N	1st	110,000.00	110,000.00	27-Mar-03	Physical	145,000.00	4-Jul-06	209,138.98	14.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
Account switched on 26th March 2013 due to arrears. This is after establishing borrowers were in financial hardship and was switched on a temporary basis until borrowers were able to switch back to repayment.
																																																																																		N			REP to IO	18-Jul-14	Switch to Interest Only	18-Jul-14	The account was switched back from interest only to repayment on 10th July 2014 but it was agreed this was too soon so the account was switched back to interest only on 18th July 2014	Y	Solicitors were instructed on 6th June 2013 and ceased before hearing on 21st June 2013 after the arrears were cleared in full.						✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
1061	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	35,500.00	21-Jul-06	261	30-Apr-28	Further Advance	90.00	5.50	Repayment	Repayment	N	N	Live	29,961.44	29,961.44	Interest Only	Unknown	2	29,961.44	Tracker	49.94	1.75	Y	N		Employed	Other	25,500.00	0.00	Bungalow	1997	Freehold	0	N	1st	110,000.00	110,000.00	27-Mar-03	Physical	145,000.00	4-Jul-06	209,138.98	14.33	0.00	0	Direct Debit														0			None							REP to IO	18-Jul-14				N
1062	12 months PH	B	B	A	✗	✗	✓	RISK.41 - Complaint (not PPI): Complaint received 11th May 2017 relating to the fact that the customer was under the impression from the field agent that a second collection was due for May 2017 payment on 14th May 2017 whereas this was actually 10th May 2017. Phone call made to customer 11th May 2017 who accepted the explanation provided and was happy for complaint to be closed down.
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit collected 30th June 2016 being returned 1st July 2016, this was represented 11th July 2016, but returned 12th July 2016. Further direct debit collected 31st July 2016 was returned 2nd August 2016 and represented 9th August 2016 with this being returned 10th August 2016. Direct debit then collected 31st August for higher sum of 993.56, but returned 1st September 2016. Arrears were then reduced to 430.24 as at 31st October 2016 or 0.87 months by way of 2 card payments of 627.79 on 11th October 2016 and 923.88 on 27th October 2016. This remained the case until January 2017 when a further 2 card payments reduced the arrears to 250.00. The arrears were then cleared in full by March 2017 as a result of a further 2 card payments in addition to the direct debit collection. The direct debit collected on 30th April 2017 was returned 3rd May 2017, but only partly made up by a card payment of 249.42 on 10th May 2017. In addition the direct debit collected 10th May 2017 was returned 11th May 2017, but represented successfully on 31st May 2017. The account was ultimately brought up to date in June 2017 as a direct result of a promise to pay agreed on 19th June 2017 and made 30th June 2017. Case notes indicate the reason for arrears was due to borrowers tax code not being correct following a change of job. Whilst these returned items were regular over a period, they were dealt with by regularly maintained contact with borrower and arrangements being made. It is unclear given recent returned direct debits whether the issues causing these are now truly historic or may cause further issues.
											✗	✓
INFO.04 - Reperforming case servicing notes: Account went 3 months in arrears in September 2016. This was as a result of the direct debit collected 30th June 2016 being returned 1st July 2016, this was represented 11th July 2016, but returned 12h July 2016. Further direct debit collected 31st July 2016 was returned 2nd August 2016 and represented 9th August 2016 with this being returned 10th August 2016. Direct debit then collected 31st August for higher sum of 993.56, but returned 1st September 2016. Arrears were then reduced to 430.24 as at 31st October 2016 or 0.87 months by way of 2 card payments of 627.79 on 11th October 2016 and 923.88 on 27th October 2016. Account now up to date. Case notes indicate the reason for arrears was due to borrowers tax code not being correct following a change of job. Fees of 40.00 were charged monthly through to October 2016, until the account was brought back to less than 2 months in arrears. In addition to this, another 54.00 fee was applied to the account on 14th February 2017 following the instruction of Field agents. All charges applied to the account appear to be in line with lenders policy. Fees of 6.50 per month for July, August and September 2016 were also charged for unpaid Direct Debits. All collections activity appropriate and within policy.
														CLS	UFSS	Mortgage Express	104,400.00	16-Apr-04	300	2-May-29	Purchase	90.00	4.84	Repayment	Repayment	N	N	Live	61,684.16	71,798.86	Repayment	Repayment	2.25	71,798.86	Tracker	495.12	2.00	Y	N		Employed		36,000.00		Terraced House	1950	Freehold	0	N	1st	116,000.00	116,000.00	3-Feb-04	Physical	116,000.00	3-Feb-04	189,755.77	37.84	0.00	0	Direct Debit	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP					14-Feb-17		No contact made with borrowers but neighbours advised borrower does live there	0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1063	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	16,315.00	2-Apr-07	263	31-Mar-29	Further Advance	90.00	7.00	Repayment	Repayment	N	N	Live	10,114.70	71,798.86	Repayment	Repayment	2	71,798.86	Tracker	80.55	1.75	Y	N		Employed		36,000.00		Terraced House	1950	Freehold	0	N	1st	116,000.00	116,000.00	3-Feb-04	Physical	116,000.00	3-Feb-04	189,755.77	37.84	0.00	0	Direct Debit	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			None				N					None			N
1064	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: 14th July 2015 borrower advised that property is currently let.  Letter sent re Unauthorised Letting. Borrowers new address registered 10th April 2017.  Consent to Let Application received 19th June 2017 and agreed. Account conduct has continued to be satisfactory throughout the process.

RISK.61 - Ground Rent Debited: There have been no historical ground rents raised against the main account. Sub account 2 has been created to enable the settling of unpaid ground rent relating to the security on 29th March 2017 for a sum of 400.00. This was further increased when a supplementary charge was applied of 263.18 on 3rd May 2017 to the same sub account. Upon the creation of a sub account a 30.00 administration fee is charged to the main account on each occasion. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges have not been applicable to date.
											✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.26 - Declaration missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	90,000.00	19-Nov-04	360	30-Nov-34	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	90,901.31	91,564.98	Interest Only	Investment	2.25	91,564.98	Tracker	169.74	2.00	Y	N		Employed		28,600.00		Flat or Apartment	2004	Leasehold	125	N	1st	100,000.00	100,000.00	17-Nov-04	Physical	100,000.00	17-Nov-04	125,988.20	72.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✗	✓	✓	✓	✓	✓
1065	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	400.00	29-Mar-17	0	30-Nov-34	Ground Rent	90.00	2.25	Interest Only	Unknown	N	N	Live	663.67	91,564.98	Interest Only	Unknown	2.25	91,564.98	Tracker	1.24	2.00	Y	N		Employed		28,600.00		Flat or Apartment	2004	Leasehold	125	N	1st	100,000.00	100,000.00	17-Nov-04	Physical	100,000.00	17-Nov-04	125,988.20	72.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1066	12 months PH	B	B	A	✗	✗	✓	RISK.61 - Ground Rent Debited: Sub accounts 2 relates to unpaid ground rent account of 200.06 on 26th June 2015. Upon the creation of the sub account a 30.00 administration fee is charged to the main account. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges have been applied to the main account balance for the outstanding balance for sub account 2 of 6.00 on 26th July 2016.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: August 2016 Direct Debit recalled, no payment received. No reason given. 1 month arrears at 31st August 2016. August 16 second collection honoured on 1 September 2016. September 2016 DD recalled. Borrower unaware of any reason. Honoured on second collection. October 2016 DD recalled. 1 months arrears at 31st October 2016. Borrower stated prioritisation of other commitments. Two payments received December 2016 to clear arrears. No further payment issues.		✓	✓		CLS	UFSS	Mortgage Express	150,000.00	26-Nov-04	240	30-Nov-24	Remortgage	85.71	5.59	Interest Only	Endowment	N	N	Live	151,307.05	151,506.79	Interest Only	Endowment	2.25	151,506.79	Tracker	284.04	2.00	Y	N		Self-Employed		48,500.04		Flat or Apartment	1924	Leasehold	72	N	1st	175,000.00	175,000.00	25-Oct-04	Physical	175,000.00	25-Oct-04	323,797.56	46.79	0.00	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1067	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	200.06	26-Jun-15	0	30-Nov-24	Ground Rent	85.71	2.50	Interest Only	Unknown	N	N	Live	199.74	151,506.79	Interest Only	Endowment	2.25	151,506.79	Tracker	0.38	2.00	Y	N		Self-Employed		48,500.04		Flat or Apartment	1924	Leasehold	61	N	1st	175,000.00	175,000.00	25-Oct-04	Physical	175,000.00	25-Oct-04	323,797.56	46.79	0.00	0	Bank Payment														0			None				N					None			N
1068	12 months PH	B	A	A	✗	✓	✓
RISK.30 - BKO / IVA Post-Completion: Notice of Bankruptcy received for borrower 2 29th February 2015. Actual bankruptcy appears to relate to 2014.
There were some returned payments in 2014 i.e. January 2014 direct debit was returned and paid on second collection on 10th February 2014. No reason given. July 2014 direct debit was returned on first and second collection with card payment made on 29th August 2014. Reason given Borrower 2 is self employed and had job cancelled unexpectedly. Subsequent account conduct has been satisfactory although the account note dated 18th September 2015 indicates that borrowers have separated and the account is being maintained by borrower 1. Borrower 2 left the property on 1st July 2015. The affect of these changes in the borrowers circumstances on the proposed PEP/Pension/ISA backed Repayment Vehicle is unknown.

RISK.36 - Borrower whereabouts unknown: Borrower 2 left the property on 1st July 2015. Lender advised Borrower 1 they would need Borrower 2 to call and update address details but there is no indication that he has ever contacted the lender.

RISK.55 - Title - Other Charges: Seven other charges registered on property.
Contractors Plant Hire(Reading) Ltd 28th May 2012. Charge amount1.00.
Igroup Loans Ltd 21st September 2005. Charge amount 11000.
Igroup Loans Ltd 22 September 2005. Charge amount 11000.
Barclays Bank plc 15th July 2008. Charge amount 44374.
Marlin Europe Ltd 2nd December 2013. Charge amount 1.00
MKDP LLP 6May 2015. Charge amount 1.00
Cabot Financial UK Ltd 15th February 2016 8080

RISK.38 - Joint Borrower no longer resides: Notes indicate borrower 2 left the property on 1st July 2015. No indication that an updated address has been provided to date. There does not appear to be any impact on the loan at present.
											✓	✓		CLS	UFSS	Mortgage Express	159,300.00	11-Mar-05	300	31-Mar-30	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	163,228.17	201,260.57	Interest Only	Investment	2.25	201,260.57	Tracker	306.06	2.00	Y	N		Employed	Self-Employed	10,000.00	55,000.00	Semi Detached House	1965	Freehold	0	N	1st	177,000.00	177,000.00	24-Jan-05	Physical	220,000.00	2-Aug-07	279,191.92	72.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	10-Mar-08	Sub account 1 rate switch to 5.79% fixed until 30th April 2011. Sub account 2 remained on existing terms.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1069	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	38,000.00	24-Aug-07	268	31-Dec-29	Further Advance	90.00	7.50	Interest Only	Unknown	N	N	Live	38,032.40	201,260.57	Interest Only	Unknown	2	201,260.57	Tracker	63.39	1.75	Y	N		Employed	Self-Employed	10,000.00	55,000.00	Semi Detached House	1965	Freehold	0	N	1st	177,000.00	177,000.00	24-Jan-05	Physical	220,000.00	2-Aug-07	279,191.92	72.09	0.00	0	Direct Debit					No Active ATP									0			None				N					None			N
1070	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Sub account 1 completed on Repayment on 24th March 2005 and a request to switch to Interest Only was received on 14th November 2005. There appears to have been some admin errors as the account was then switched to Repayment from July 2006 with an apology for previously advising that it had been switched to Interest Only. It was then switched back to Interest Only from January 2007. No Repayment Vehicle details were provided.			✓	✓		CLS	UFSS	Mortgage Express	189,000.00	24-Mar-05	300	31-Mar-30	Purchase	84.00	5.59	Repayment	Repayment	N	N	Live	180,816.97	197,796.60	Interest Only	Unknown	2.25	201,948.08	Tracker	339.88	2.00	Y	N		Self-Employed		60,000.00		Semi Detached House	1936	Freehold	0	N	1st	225,000.00	225,000.00	2-Feb-05	Physical	235,000.00	11-Apr-07	331,585.86	59.65	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	1-Jan-07	Switch to Interest Only	1-Jan-07
Sub account 1 completed on Repayment on 24th March 2005 and a request to switch to Interest Only was received on 14th November 2005. There appears to have been some admin errors as the account was then switched to Repayment from July 2006 with an apology for previously advising that it had been switched to Interest Only. It was then switched back to Interest Only from January 2007. No Repayment Vehicle details were provided.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1071	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	26,400.00	25-Apr-07	272	31-Dec-29	Further Advance	84.00	7.00	Repayment	Repayment	N	N	Live	16,979.63	197,796.60	Repayment	Repayment	2	197,796.60	Tracker	127.33	1.75	Y	N		Self-Employed		60,000.00		Semi Detached House	1936	Freehold	0	N	1st	225,000.00	225,000.00	2-Feb-05	Physical	235,000.00	11-Apr-07	331,585.86	59.65	0.00	0	Direct Debit					No Active ATP									0			None				N					None			N
1072	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Both sub accounts converted to Interest Only. Sub 01 with effect from 28th July 2007 Sub 02 with effect from 28th January 2009. No repayment vehicle given at the time of switch to Interest Only. 29th July 2016 Interest Only Campaign call indicates Repayment Plan Stocks.			✓	✓		CLS	UFSS	Mortgage Express	66,599.00	15-Apr-05	300	30-Apr-30	Purchase	88.80	5.59	Repayment	Repayment	Y	N	Live	64,349.99	80,670.90	Interest Only	Investment	2.25	80,670.90	Tracker	120.66	2.00	Y	N		Employed		24,500.00		Flat or Apartment	1970	Feudal	0	N	1st	75,125.00	75,000.00	17-Mar-05	Physical	90,000.00	6-Jun-08	88,225.04	91.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO		Switch to Interest Only	28-Jul-07
Both sub accounts converted to Interest Only. Sub 01  with effect from 28th July 2007 Sub 02 with effect from 28th January 2009. No Repayment vehicle details given at time of request but subsequent call on 29th July 2016 indicates borrowers intention to use stocks to repay capital.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1073	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	16,300.00	20-Jun-08	262	30-Apr-30	Further Advance	88.80	6.75	Repayment	Repayment	N	N	Live	16,320.91	80,670.90	Interest Only	Investment	2	80,670.90	Tracker	27.2	1.75	Y	N		Employed		24,500.00		Flat or Apartment	1970	Feudal	0	N	1st	75,125.00	75,000.00	17-Mar-05	Physical	90,000.00	6-Jun-08	88,225.04	91.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None							REP to IO	28-Jan-09	Switch to Interest Only	28-Jan-09
Sub account 02 switched to Interest Only with effect from 28th January 2009. No Repayment vehicle details seen at time of switch but subsequent Interest Only campaign call indicates borrower intends to use stocks to repay loan.
																																																																																										N
1074	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Last system note is dated 5th September 2015 and states that post was returned marked gone away. There is no evidence that the servicer attempted to verify that borrower was still in occupation. Subsequent letters have not been returned, but in the absence of contact the current occupancy is unclear.

RISK.05 - Switched to IO - no repayment vehicle: Loan switched to interest only 7th March 2006. No repayment vehicle provided at time. 15 year interest only review carried out 29th September 2014 and customer advised that there are currently no plans in place to meet the interest balance outstanding. Did not wish to speak to advisor at the time. No further contact since.
											✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms offer documents are not available. All other documents complete and acceptable.	CLS	UFSS	Mortgage Express	82,650.00	12-May-05	300	31-May-30	Purchase	89.84	4.75	Repayment	Repayment	N	N	Live	83,342.35	113,622.79	Interest Only	Unknown	2.25	113,622.79	Tracker	156.27	2.00	Y	N		Employed		32,500.00		Terraced House	1950	Freehold	0	N	1st	93,500.00	92,000.00	24-Mar-05	Physical	145,000.00	22-Mar-06	125,896.75	90.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	7-Mar-06	Switch to Interest Only	7-Mar-06	No repayment vehicle provided.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1075	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	30,000.00	24-Apr-06	290	30-Jun-30	Further Advance	89.84	6.25	Interest Only	Unknown	N	N	Live	30,280.44	113,622.79	Interest Only	Unknown	2	113,622.79	Tracker	50.47	1.75	Y	N		Employed		32,500.00		Terraced House	1950	Freehold	0	N	1st	93,500.00	92,000.00	24-Mar-05	Physical	145,000.00	22-Mar-06	125,896.75	90.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months		No Active ATP									0			None									None			N
1076	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	77,400.00	3-Jun-05	300	30-Jun-30	Purchase	90.00	5.89	Repayment	Repayment	Y	N	Live	42,639.90	49,123.31	Repayment	Repayment	2.25	55,838.04	Tracker	318.23	2.00	Y	N		Employed		28,000.00		Semi Detached House	1950	Freehold	0	N	1st	86,000.00	86,000.00	14-Mar-05	Physical	99,000.00	7-Dec-06	114,426.45	42.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		9-May-08			Rate Switch	9-May-08	Both main account and sub account 2 switched to new rates on 9th May 2008. Main advance switched to 6.89 and sub account 2 to 6.75. Offer document on file.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1077	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	10,000.00	15-Jan-07	280	31-May-30	Further Advance	90.00	6.75	Repayment	Repayment	N	N	Live	6,483.41	49,123.31	Repayment	Repayment	2	49,176.15	Tracker	47.61	1.75	Y	N		Employed		28,000.00		Semi Detached House	1950	Freehold	0	N	1st	86,000.00	86,000.00	14-Mar-05	Physical	99,000.00	7-Dec-06	114,426.45	42.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1078	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	207,000.00	17-Jun-05	240	30-Jun-25	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	207,555.02	209,208.64	Interest Only	Investment	2.25	209,208.64	Tracker	389.17	2.00	Y	N		Employed	Employed	59,000.00	24,000.00	Semi Detached House	1934	Freehold	0	N	1st	230,000.00	230,000.00	12-May-05	Physical	240,000.00	23-Aug-06	346,161.07	60.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1079	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	3,000.00	25-Sep-06	225	30-Jun-25	Further Advance	90.00	6.50	Repayment	Repayment	N	N	Live	1,653.62	209,208.64	Repayment	Repayment	2	209,208.64	Tracker	18.65	1.75	Y	N		Employed	Employed	59,000.00	24,000.00	Semi Detached House	1934	Freehold	0	N	1st	230,000.00	230,000.00	12-May-05	Physical	240,000.00	23-Aug-06	346,161.07	60.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1080	12 months PH	B	A	A	✗	✓	✓
RISK.19 - Vulnerability - Severe or long term illness: Account flagged as vulnerable customer. Explicit consent provided 22nd august 2016 to record illness as having rare form of gastro intestinal cancer affecting liver and bowel. Stated to have short life expectancy. Lump-sum payments made to the main account of 11761.76 on 18th October 2016 and 2238.24 on 19th October 2016 show as part of receipts in that month. Current overpayment plan agreed at contractual payment plus 308.73 from May 2017. The lump sum overpayments were received from a critical illness pay out. All money laundering checks made.
											✓	✓		CLS	UFSS	Mortgage Express	162,000.00	11-Aug-05	204	31-Aug-22	Remortgage	90.00	5.59	Repayment	Repayment	N	N	Live	31,148.28	39,596.56	Repayment	Repayment	2.25	72,557.17	Tracker	543.19	2.00	Y	N		Self-Employed		54,000.00		Terraced House	1900	Freehold	0	N	1st	180,000.00	180,000.00	12-Jul-05	Physical	205,000.00	10-Apr-07	289,255.75	13.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1081	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	21,900.00	23-Apr-07	182	30-Jun-22	Further Advance	90.00	7.00	Repayment	Repayment	N	N	Live	8,448.28	39,596.56	Repayment	Repayment	2	39,596.56	Tracker	148.08	1.75	Y	N		Self-Employed		54,000.00		Terraced House	1900	Freehold	0	N	1st	180,000.00	180,000.00	12-Jul-05	Physical	205,000.00	10-Apr-07	289,255.75	13.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1082	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: Main loan switched to interest only 6th July 2006. There was no repayment vehicle detailed at the time. Servicer system still shows the repayment vehicle as savings, but there is no evidence that this has been verified recently. The sub account 2 was issued on interest only at origination and there was no repayment vehicle detailed. The servicer system indicates this is via savings. A recent interest only campaign carried out on 17th October 2016 did not manage to establish contact and therefore the current repayment strategy for both the main and sub account 2 has not been verified. However, it is noted that loan is under the Choices product and as such is currently showing a credit balance of 19234.90 as a result of an agreed overpayment of 436.30 per month since August 2015. This current arrangement will not be sufficient to clear the entire balance on maturity, but will make a significant reduction, which may then leave a balance that may be able to be cleared from other sources.
											✓	✓		CLS	UFSS	Mortgage Express	95,000.00	24-Aug-05	240	31-Aug-25	Remortgage	65.52	5.49	Repayment	Repayment	N	N	Live	73,180.86	88,358.81	Interest Only	Unknown	2.25	107,593.71	Tracker	139.69	2.00	Y	N		Self-Employed		35,750.00		Terraced House	1850	Freehold	0	Y	1st	190,000.00	145,000.00	22-Jul-05	Physical	145,000.00	22-Jul-05	165,622.22	53.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	6-Jul-06	Switch to Interest Only	6-Jul-06	Customer requested switch of main loan to interest only. Switched 6th July 2006. No indication of any repayment vehicle noted.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1083	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	15,000.00	9-Feb-07	219	31-May-25	Further Advance	65.52	7.00	Interest Only	Unknown	N	N	Live	15,177.95	88,358.81	Interest Only	Unknown	2	88,358.81	Tracker	25.3	1.75	Y	N		Self-Employed		35,750.00		Terraced House	1850	Freehold	0	Y	1st	190,000.00	145,000.00	22-Jul-05	Physical	145,000.00	22-Jul-05	165,622.22	53.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1084	12 months PH	B	A	A	✗	✓	✓	RISK.32 - DWP payments: Borrower receiving DWP following unemployment, DWP make one payments to cover both loans with borrower making additional card payments to cover the payment shortfall			✓	✓		CLS	UFSS	Mortgage Express	162,000.00	14-Oct-05	300	31-Oct-30	Purchase	90.00	5.24	Interest Only	Endowment	N	N	Live	161,152.29	178,099.48	Interest Only	Endowment	2.25	178,099.48	Tracker	302.53	2.00	Y	N		Self-Employed		60,000.00		Bungalow	0	Freehold	0	N	1st	180,000.00	180,000.00	15-Aug-05	Physical	180,000.00	15-Aug-05	184,487.53	96.54	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1085	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	25,000.00	21-Jan-08	272	30-Sep-30	Further Advance	90.00	7.90	Repayment	Repayment	N	N	Live	16,947.19	178,099.48	Repayment	Repayment	2	178,099.48	Tracker	119.95	1.75	Y	N		Self-Employed		60,000.00		Bungalow	2005	Freehold	0	N	1st	180,000.00	180,000.00	15-Aug-05	Physical	180,000.00	15-Aug-05	184,487.53	96.54	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1086	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Noted that consent to let was granted on the property on the 17th June 2015 and this has been reviewed and renewed annually by the lender, the last review having taken place on 15th September 2016 for a further 12 months. Correspondence and residential address held for borrower.			✓	✓	RISK.30 - BKO / IVA Post-Completion: Notice of completion of IVA Payplan, voluntary arrangement following meeting of creditors held on 6th October 2010. IVA date of completion 15th July 2016. There has been no adverse impact on the payment of the loan.	CLS	UFSS	Mortgage Express	157,500.00	11-Nov-05	300	30-Nov-30	Remortgage	90.00	4.99	Interest Only	Investment	N	N	Live	159,102.22	189,448.99	Interest Only	Investment	2.25	191,768.08	Tracker	298.89	2.00	Y	N		Self-Employed		61,800.00		Terraced House	1930	Freehold	0	N	1st	175,000.00	175,000.00	26-Aug-05	Physical	210,000.00	28-Aug-07	266,501.38	71.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1087	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	30,000.00	27-Sep-07	275	31-Aug-30	Further Advance	90.00	4.99	Interest Only	Investment	N	N	Live	30,346.77	189,448.99	Interest Only	Unknown	2	189,448.99	Tracker	50.58	1.75	Y	N		Self-Employed		61,800.00		Terraced House	1930	Freehold	0	N	1st	175,000.00	175,000.00	26-Aug-05	Physical	210,000.00	28-Aug-07	266,501.38	71.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0			None				N					None			N
1088	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Interim charging order in favour of C I Finance registered 26th August 2008. Purpose and value unknown. Interim charging order in favour of Cabot Financial registered 6th October 2011. Purpose and value unknown.

RISK.61 - Ground Rent Debited: Historically ground rents were charged to the main loan account on 21st August 2008 for 3189.02, on 17th May 2011 for 1321.07, on 24th October 2012 1095.18.   Subsequently Ground rent has been charged by a sub account being created. Sub account 2 relates to ground rent account for 1720.76 on 17th March 2016. Upon the charging of the ground rent to the main account or the creation of a sub account a 30.00 administration fee is charged to the main account. Borrower was chased on each occasion by way of  phone to attempt to get borrower to meet commitment, but on each occasion without success. An additional Ground rent annual charge was applied for sub account 2 for 47.46 on 11th April 2017.
											✓	✓		CLS	UFSS	Mortgage Express	198,000.00	23-Nov-05	180	30-Nov-20	Remortgage	90.00	4.50	Interest Only	Investment	N	N	Live	219,836.40	221,558.85	Interest Only	Investment	2.25	221,558.85	Tracker	412.2	2.00	Y	N		Self-Employed		95,000.00		Flat or Apartment	1930	Leasehold	999	N	1st	250,000.00	220,000.00	9-Sep-05	Physical	220,000.00	9-Sep-05	396,416.43	55.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Litigation commenced 17th August 2007. Hearing set for 26th August 2007. Hearing adjourned as arrangement to pay agreed. No further action taken.
Letter sent December 2013, January 2014, November 2014. Dialler campaign December 2014. Dialler attempts made to contact borrower from August 2016 to October 2016 to discuss means of payment have been unsuccessful. No contact attempts evident since. Loan matures November 2020. Next attempt expected at 3 year stage November 2017. Activity correct so far.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1089	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,720.76	17-Mar-16	0	30-Nov-20	Ground Rent	90.00	4.99	Interest Only	Unknown	N	N	Live	1,722.45	221,558.85	Interest Only	Investment	2.25	221,558.85	Tracker	3.23	2.00	Y	N		Self-Employed		95,000.00		Flat or Apartment	0	Leasehold	999	N	1st	250,000.00	220,000.00	9-Sep-05	Physical	220,000.00	9-Sep-05	396,416.43	55.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1090	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available.	CLS	UFSS	Mortgage Express	154,850.00	28-Nov-05	300	30-Nov-30	Purchase	95.00	5.24	Interest Only	Endowment	N	N	Live	155,575.39	171,923.14	Interest Only	Endowment	1.75	171,923.14	Tracker	226.88	1.50	N	N		Self-Employed		47,220.00		Terraced House	1970	Freehold	0	N	1st	163,000.00	163,000.00	21-Sep-05	Physical	195,000.00	27-Feb-07	266,777.76	64.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1091	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	25,000.00	12-Mar-07	283	31-Oct-30	Further Advance	95.00	5.24	Repayment	Repayment	N	N	Live	16,347.75	171,923.14	Repayment	Repayment	2	171,923.14	Tracker	116.48	1.75	N	N		Self-Employed		47,220.00		Terraced House	1970	Freehold	0	N	1st	163,000.00	163,000.00	21-Sep-05	Physical	195,000.00	27-Feb-07	266,777.76	64.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1092	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: Sub Account 2 - File build checklist confirms this is not available. Further advance valuation not on file. Details on lender system and validated valuation and date from Val04 screen on lender system.	CLS	UFSS	Mortgage Express	90,000.00	19-Jan-06	240	31-Jan-26	Remortgage	56.25	4.99	Repayment	Repayment	N	N	Live	46,439.40	68,161.51	Repayment	Repayment	2.25	68,161.51	Tracker	496.22	2.00	Y	N		Self-Employed	Employed	40,567.00	7,500.00	Semi Detached House	1905	Freehold	0	N	1st	125,000.00	160,000.00	11-Nov-05	Physical	160,000.00	27-Aug-08	162,766.23	41.88	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1093	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	40,000.00	18-Sep-08	206	30-Nov-25	Further Advance	56.25	6.75	Repayment	Repayment	N	N	Live	21,722.11	68,161.51	Repayment	Repayment	2	68,161.51	Tracker	233.86	1.75	Y	N		Self-Employed	Employed	40,567.00	7,500.00	Semi Detached House	1905	Freehold	0	N	1st	125,000.00	160,000.00	11-Nov-05	Physical	160,000.00	27-Aug-08	162,766.23	41.88	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1094	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry title extract shows an equitable charge dated 10th June 2008 in favour of Capquest Investments Ltd registered via an interim charging order. Details and value of charge not detailed. Further charging order registered in favour of MBNA Europe dated 25th October 2011, but with only a notional 1.00 value. No other details noted.			✓	✓		CLS	UFSS	Mortgage Express	260,000.00	23-Jan-06	300	31-Jan-31	Remortgage	69.33	5.45	Interest Only	Endowment	N	N	Live	260,789.91	275,968.54	Interest Only	Endowment	2.25	275,968.54	Tracker	488.99	2.00	Y	N		Self-Employed		85,608.00		Detached House	1910	Freehold	0	N	1st	385,000.00	375,000.00	16-Dec-05	Physical	375,000.00	16-Dec-05	481,498.36	57.31	0.03	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1095	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	15,000.00	16-May-07	282	30-Nov-30	Further Advance	69.33	7.25	Interest Only	Unknown	N	N	Live	15,178.63	275,968.54	Interest Only	Unknown	2	275,968.54	Tracker	25.3	1.75	Y	N		Self-Employed		85,608.00		Detached House	1910	Freehold	0	N	1st	385,000.00	375,000.00	16-Dec-05	Physical	375,000.00	16-Dec-05	481,498.36	57.31	0.03	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1096	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available. Valuation data verified against lender system.	CLS	UFSS	Mortgage Express	55,250.00	3-Feb-06	300	28-Feb-31	Purchase	88.40	5.19	Repayment	Repayment	Y	N	Live	35,667.52	39,394.43	Repayment	Repayment	2.25	39,394.43	Tracker	252.83	2.00	Y	N		Self-Employed		28,000.00		Terraced House	1900	Freehold	0	N	1st	62,500.00	62,500.00	30-Nov-05	Physical	75,000.00	11-Sep-07	73,378.25	53.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
1097	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	5,500.00	24-Sep-07	278	30-Nov-30	Further Advance	88.40	7.50	Repayment	Repayment	N	N	Live	3,726.91	39,394.43	Repayment	Repayment	2	39,394.43	Tracker	26.41	1.75	Y	N		Self-Employed		28,000.00		Terraced House	1900	Freehold	0	N	1st	62,500.00	62,500.00	30-Nov-05	Physical	75,000.00	11-Sep-07	73,378.25	53.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1098	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	550,000.00	17-Feb-06	300	28-Feb-31	Remortgage	57.89	5.19	Interest Only	Investment	N	N	Live	556,918.59	733,621.74	Part & Part	Unknown	2.25	733,621.74	Tracker	1061.95	2.00	Y	N		Self-Employed	Self-Employed	163,830.00	163,800.00	Detached House	1920	Freehold	0	N	1st	1,000,000.00	950,000.00	6-Jan-06	Physical	950,000.00	6-Jan-06	1,212,722.00	60.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None		22-Dec-09	14,623.74	N			IO to PAP	22-Dec-09	Multiple (Specify)	22-Dec-09
Both loans modified to part and part on 22nd December 2009 in conjunction with the arrears at the time being capitalised. The interest element remained unaltered on both accounts and the capital and interest portion equated to the sums capitalised on the two accounts. However, currently the main account interest only element is 553512, with capital repayment element of 3406.59. Sub account 2 interest only element is 170541, with capital repayment element of 6162.15. In addition arrears capitalised on main account of 13392.91 and on sub account 2 of 1230.83 as at 22nd December 2009. no issues since.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1099	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	170,000.00	25-Aug-06	294	28-Feb-31	Further Advance	57.89	6.50	Interest Only	Unknown	N	N	Live	176,703.15	733,621.74	Part & Part	Unknown	2	733,621.74	Tracker	290.83	1.75	Y	N		Self-Employed	Self-Employed	163,830.00	1,638,300.00	Detached House	1920	Freehold	0	N	1st	1,000,000.00	950,000.00	6-Jan-06	Physical	950,000.00	6-Jan-06	1,212,722.00	60.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None		22-Dec-09		N			IO to PAP	22-Dec-09	None			N
1100	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	114,300.00	30-Mar-06	300	31-Mar-31	Purchase	89.65	5.19	Interest Only	Endowment	N	N	Live	76,135.11	109,930.64	Repayment	Repayment	2.25	109,930.64	Tracker	536.9	2.00	Y	N		Self-Employed	Unknown	30,000.00	0.00	Semi Detached House	2006	Freehold	0	N	1st	127,500.00	127,500.00	13-Jan-06	Physical	200,000.00	11-Dec-06	134,458.14	81.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	11-Apr-07	Multiple (Specify)	11-Jun-07
The mortgage was converted from interest only at inception to capital and repayment on 11th April 2007. It is assumed that an affordability exercise was carried out at the time although there are no specific notes to indicate this at the time. Payments have been maintained since.
On the 11th June 2007, one of the original joint borrowers was removed and replaced with another borrower who's income was assessed at the time. Mortgage payments have been maintained since.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1101	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	51,000.00	27-Jul-07	285	30-Apr-31	Further Advance	89.65	5.19	Repayment	Repayment	N	N	Live	33,795.53	109,930.64	Repayment	Repayment	2	109,930.64	Tracker	233.21	1.75	Y	N		Self-Employed	Employed	30,000.00	0.00	Semi Detached House	2006	Freehold	0	N	1st	127,500.00	127,500.00	13-Jan-06	Physical	200,000.00	11-Dec-06	134,458.14	81.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	ATP Pending	No Active ATP	No ATP								0			None				N								N
1102	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Charge in favour of Nemo Personal Finance dated 30th March 2007 in the sum of 25295 Charge in favour of GE Money Home Finance Limited dated 11th July 2007 in the sum of 13972	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned unpaid on 2nd June 2017. Borrower rang to pay by bank card on the 5th. She advised that she did not know why the direct debit was not honoured as there were funds in the bank account. The mortgage account is now up to date and there have been no other issues in the last 12 months.		✓	✓		CLS	UFSS	Mortgage Express	130,500.00	21-Apr-06	300	30-Apr-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	85,193.86	95,153.21	Repayment	Repayment	2.25	95,153.21	Tracker	597.65	2.00	Y	N		Self-Employed	Unemployed	44,000.00	0.00	Semi Detached House	1962	Freehold	0	N	1st	145,000.00	145,000.00	9-Mar-06	Physical	145,000.00	9-Mar-06	175,153.21	54.33	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1103	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	15,000.00	20-Aug-07	281	31-Jan-31	Further Advance	90.00	7.50	Repayment	Repayment	N	N	Live	9,959.35	95,153.21	Repayment	Repayment	2	95,153.21	Tracker	69.83	1.75	Y	N		Self-Employed	Unemployed	44,000.00	0.00	Semi Detached House	1962	Freehold	0	N	1st	145,000.00	145,000.00	9-Mar-06	Physical	145,000.00	9-Mar-06	175,153.21	54.33	0.00	0	Card Payment	Paying	No Current Arrears	Unemployed	No ATP	No Active ATP	No ATP								0			None				N								N
1104	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: Main 1 has been switched to interest only at some stage although the notes on the system are not specific. This appears to have been done in 2008. No details of the endowment policy have been provided. Payments of interest only have been maintained. It is assumed at this stage that the borrower will have the means to repay the capital balance. The mortgage has 14 years left to run. The lender spoke to the borrower on the 26th December and stated that he would like to commence over payments of 50 but this does not appear to have been implemented and in any event this would only have reduced the capital balance by around 9000, leaving 93671. The borrower stated that he had no repayment plan so there is no current endowment in place.
											✓	✓		CLS	UFSS	Mortgage Express	103,500.00	27-Apr-06	300	31-Oct-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	102,367.98	104,640.24	Interest Only	Unknown	2.25	105,814.59	Tracker	192.23	2.00	Y	N		Employed		32,750.00		Flat or Apartment	1963	Feudal	0	N	1st	115,205.00	115,000.00	30-Mar-06	Physical	115,000.00	30-Mar-06	141,857.37	73.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	27-May-08		REP to IO	27-May-08	Multiple (Specify)	27-May-08
The original mortgage offer of 3rd April 2006 stated that sub account one was a repayment mortgage. At some stage this has been converted to an interest only. I cannot see any specific notes but this may have taken place at the same time the term was extended by 6 months. The repayment vehicle is now shown on the system as endowment but no details have been provided.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1105	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	9,000.00	28-Aug-07	120	30-Sep-19	Further Advance	90.00	7.50	Repayment	Repayment	N	N	Live	2,272.26	104,640.24	Repayment	Repayment	2	104,640.24	Tracker	74.18	1.75	Y	N		Employed		32,750.00		Flat or Apartment	1963	Feudal	0	N	1st	115,205.00	115,000.00	16-Feb-06	Physical	115,000.00	16-Feb-06	141,857.37	73.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None												N
1106	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: The account was switched to interest only on the 21st August 2007. The only notes on the system state that the borrower rang on the 8th August asking for a quote to switch and this was then implemented presumably at her request on the 26th. There are no notes to indicate how she intended to repay the capital balance at the end of the term or that this had been discussed at the time. The borrower rang in on the 24th March 2016 looking for options to repay the capital balance as she had no repayment plan in place. A part repayment of 5000 was discussed but she only repaid 2000 on 29th September 2016. The account remains on an interest only basis. Outbound calls have been attempted on 20th May, 3rd and 4th August 2016 regarding repayment of the capital balance but no contact has been made.
											✓	✓		CLS	UFSS	Mortgage Express	89,950.00	28-Apr-06	300	30-Apr-31	Purchase	89.99	4.50	Repayment	Repayment	N	N	Live	83,415.08	94,415.68	Interest Only	Unknown	2.25	94,415.68	Tracker	158.1	2.00	Y	N		Self-Employed		35,000.00		Terraced House	1900	Freehold	0	N	1st	99,950.00	99,950.00	20-Feb-06	Physical	110,000.00	11-Jan-08	114,557.65	82.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	21-Aug-07	Switch to Interest Only	21-Aug-07
The account was switched to interest only on the 21st August 2007. The only notes on the system state that the borrower rang on the 8th August asking for a quote to switch and this was then implemented presumably at her request on the 26th. There are no notes to indicate how she intends to repay the capital balance at the end of the term or that this had been discussed at the time. The borrower rang in on the 24th March 2016 looking for options to repay the capital balance as she had no repayment plan in place.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1107	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	10,800.00	15-Feb-08	277	31-Mar-31	Further Advance	89.99	7.50	Repayment	Repayment	N	N	Live	11,000.60	94,415.68	Interest Only	Unknown	2	94,415.68	Tracker	18.33	1.75	Y	N		Self-Employed		35,000.00		Terraced House	1900	Freehold	0	N	1st	99,950.00	99,950.00	20-Feb-06	Physical	110,000.00	11-Jan-08	114,557.65	82.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N			REP to IO					N
1108	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Erratic payments with a history of no, over and underpayments made by bank card throughout the course of the last 12 months. However, the arrears have not increased by over 1 month at any time in the last twelve months. Payment profile suggests arrears are likely to remain static. Reason for arrears appears to be financial mis-management over a considerable period of time. The account has been in arrears to a degree since 2011. The account is less than one month in arrears as at the end of June 2017.		✓	✓		CLS	UFSS	Mortgage Express	260,000.00	28-Apr-06	300	30-Apr-31	Remortgage	73.86	5.49	Interest Only	Investment	N	N	Live	262,104.97	290,806.14	Interest Only	Investment	2.25	290,806.14	Tracker	492.07	2.00	Y	N		Employed	Self-Employed	74,800.00	37,000.00	Detached House	1950	Freehold	0	N	1st	325,000.00	325,000.00	23-Mar-06	Physical	300,000.00	14-Jul-08	433,530.85	67.08	179.93	0	Card Payment	Paying	Remain Static	Financial Mismanagement	ATP Active	ATP Fixed	Supported	CMS +163.99	3-May-17	14-Aug-17	There have been numerous agreements and promises to pay with this latest one being cms + 163.99. This has been adhered to after a fashion although the payments are somewhat erratic. The account is currently less than one month in arrears and if the agreement to pay is adhered to to the end of the arrangement then the arrears should be cleared in full.	16-Jan-17		The field agent visit was cancelled as the borrower contacted the lender and advised that they were struggling as she was working in London and living on the Isle of Wight. She was having to pay rent which meant they have been struggling. She advised that they would be able to clear the arrears over a 3 month period.	0			None				N					None			Y
Hearing adjourned generally with liberty to restore on 30th November 2011 following full payment of arrears of 1191. No legal action has been implemented since although the account has remained problematic
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1109	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	28,500.00	9-Mar-07	286	31-Jan-31	Further Advance	73.86	7.00	Interest Only	Unknown	N	N	Live	28,701.17	290,806.14	Interest Only	Unknown	2	290,806.14	Tracker	47.89	1.75	Y	N		Employed	Self-Employed	74,800.00	37,000.00	Detached House	1930	Freehold	0	N	1st	325,000.00	325,000.00	23-Mar-06	Physical	300,000.00	14-Jul-08	433,530.85	67.08	179.93	0	Card Payment	Paying	Remain Static	Financial Mismanagement	ATP Active	ATP Fixed	Supported	CMS +163.99	3-May-17	19-Aug-17					0			None				N					None			N
1110	12 months PH	B	B	A	✗	✗	✓
RISK.03 - Third Party Payments: Unauthorised third party payment made on the account as follows. Payment of 350 made by mother on 29th October 2013. Full arrears balance of 2500 made on 11th November 2013 by a third party with the same surname.
Payment of 275 made by mother on 31 March 2014. Payment of 600 made by mother on 11th June 2015. Payment of 300 made by mother on 4th September 2015.
Payment of 300 made by mother on 30th November 2015.
Payment of 300 made by mother on 29th December 2015.
Payment of 300 made by mother on 3rd February 2016. Payment of 300 made by mother on 7th March 2016. The account has been continually in arrears between 2009 and the Borrower has received assistance in making payments and clearing arrears prior to a proposed conviction. No assistance has been given directly since March 2016 and payments have since been made to date.

RISK.55 - Title - Other Charges: Charge in favour of Southampton City Council dated 14th March 2008 in the sum of 17000
Charge in favour of Cabot Financial Limited in the sum of 1
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments due July 2016 and September 2016 have been made a few days late and have rolled over into the following month and have been applied back. No other issues in the last 12 months.		✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	121,500.00	4-May-06	360	31-May-36	Purchase	90.00	4.99	Interest Only	Unknown	N	N	Live	123,870.82	134,021.86	Interest Only	Investment	2.25	134,021.86	Tracker	232.37	2.00	Y	N		Self-Employed		41,290.00		Semi Detached House	1955	Freehold	0	N	1st	135,000.00	135,000.00	6-Apr-06	Physical	160,000.00	27-Dec-07	208,178.25	64.38	0.00	0	Bank Payment	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP					3-Jun-15		Full fact find carried out. Reason for arrears due to erratic work situation and subsequent reduction in income. Proposed to pay 300 via card at the end of each month.	0			None				N					None			Y	Account had been in litigation on occasions up to November 2013 when the arrears were cleared in full by a third party prior to eviction.	CMS + 54.15	13-Feb-13	13-Jul-13			✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✗	✓	✓	✓	✓	✓	✓
1111	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	10,000.00	7-Jan-08	338	31-Mar-36	Further Advance	90.00	7.25	Interest Only	Unknown	N	N	Live	10,151.04	134,021.86	Interest Only	Unknown	2	134,021.86	Tracker	16.93	1.75	Y	N		Self-Employed		41,290.00		Terraced House	1955	Freehold	0	N	1st	135,000.00	135,000.00	6-Apr-06	Physical	160,000.00	27-Dec-07	208,178.25	64.38	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1112	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Borrower requested that sub account 1 be transferred to interest only on 28th June 2007. There are no notes on file to indicate what repayment vehicle was agreed at the time so it is not possible to confirm the acceptability of the repayment vehicle			✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered 24th August 2006 which was subsequently ceased 3rd July 2007. However as this was registered pre-migration there are no notes on file to explain the circumstances surrounding. Borrower subsequently made an application for transfer of equity and at the time confirmed that the bankruptcy was in respect of her previous partner (who had left the property) and as a result the warning was ceased. In any event this did not affect the performance of the loan either at the time or since and the account has been well conducted and is up to date	CLS	UFSS	Mortgage Express	77,500.00	26-May-06	300	31-May-31	Purchase	100.00	5.69	Repayment	Repayment	Y	N	Live	76,265.46	86,565.99	Interest Only	Unknown	2	86,565.99	Tracker	127.11	1.75	N	N		Employed		23,810.00		Semi Detached House	1900	Freehold	0	N	1st	77,500.00	77,500.00	24-Mar-06	Physical	110,000.00	13-Nov-07	106,011.08	81.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	28-Jun-07	Switch to Interest Only	28-Jun-07
Borrower requested that sub account 1 was transferred to interest only on 28th June 2007.  This amendment followed a transfer of equity into Miss Seed's name on 10th November 2006 when borrower 1 at the time was removed from the mortgage
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1113	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	10,100.00	27-Nov-07	281	30-Apr-31	Further Advance	100.00	7.50	Interest Only	Unknown	Y	N	Live	10,300.53	86,565.99	Interest Only	Unknown	2	86,565.99	Tracker	17.17	1.75	N	N		Employed		23,810.00		Semi Detached House	1900	Freehold	0	N	1st	77,500.00	77,500.00	24-Mar-06	Physical	110,000.00	13-Nov-07	106,011.08	81.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1114	12 months PH	A	A	A	✓	✓	✓				✗	✓	INFO.11 - Loan Part Redeemed: Linked account (sub-account 2, CER 1115) is a Further Advance which has now been repaid, with the last payment received 19th June 2017.	CLS	UFSS	Mortgage Express	153,000.00	15-Jun-06	300	30-Jun-31	Remortgage	90.00	5.19	Interest Only	Investment	N	N	Live	153,452.13	153,452.13	Interest Only	Investment	2.25	153,452.13	Tracker	287.73	2.00	Y	N		Self-Employed		41,251.00		Flat or Apartment	1900	Leasehold	169	N	1st	170,000.00	170,000.00	20-Mar-06	Physical	170,000.00	20-Mar-06	296,984.45	51.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1115	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	6,000.00	19-Jun-07	120	30-Jun-17	Further Advance	90.00	7.25	Repayment	Repayment	N	N	Redeemed	0.00	153,452.13	Repayment	Repayment	2	153,452.13	Tracker	59.21	1.75	Y	N	19-Jun-17	Self-Employed		41,251.00		Flat or Apartment	1900	Leasehold	169	N	1st	170,000.00	170,000.00	20-Mar-06	Physical	170,000.00	20-Mar-06	296,984.45	51.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1116	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: 2nd Charge dated 21st July 2008 registered in favour of Barclays Bank PLC for 11993.  The charge has had no effect on the conduct of the account either at the time or since and the account is currently up to date

RISK.05 - Switched to IO - no repayment vehicle: No evidence on file of the repayment vehicle following conversion of the account to interest on 8th February 2007.  Attempts to speak to the customer about current plans have been unsuccessful so it is not possible to establish if a suitable repayment strategy exists and whether it is on track to repay the loan

RISK.37 - Principal Borrower no longer resides: PAD notes dated 27th August 2009 advise that a correspondence address had been given by the borrower which was registered on the account.  There are no further notes to explain why it was necessary to register an alternative address or indeed if the customer is still residing at the property.  The risk is clearly that the property is either vacant or let out without consent
											✓	✓		CLS	UFSS	Mortgage Express	92,500.00	21-Jun-06	252	30-Jun-27	Purchase	100.00	5.69	Repayment	Repayment	Y	N	Live	91,419.31	95,118.43	Interest Only	Unknown	1.75	95,118.43	Tracker	133.32	1.50	N	N		Employed		28,000.00		Flat or Apartment	1880	Leasehold	107	N	1st	92,500.00	92,500.00	8-Feb-06	Physical	100,000.00	5-Jun-08	137,901.21	68.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1117	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	3,500.00	17-Jun-08	226	30-Apr-27	Further Advance	100.00	6.75	Interest Only	Unknown	N	N	Live	3,699.12	95,118.43	Interest Only	Unknown	2	95,118.43	Tracker	6.17	1.75	N	N		Employed		28,000.00		Flat or Apartment	1880	Leasehold	107	N	1st	92,500.00	92,500.00	8-Feb-06	Physical	100,000.00	5-Jun-08	137,901.21	68.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1118	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	74,700.00	6-Jul-06	300	31-Jul-31	Purchase	90.00	5.65	Repayment	Repayment	N	N	Live	49,480.49	64,979.28	Repayment	Repayment	2.25	64,979.28	Tracker	341.89	2.00	Y	N		Self-Employed	Self-Employed	29,016.00	29,016.00	Flat or Apartment	1890	Feudal	0	N	1st	83,000.00	83,000.00	30-May-06	Physical	110,000.00	15-Apr-08	107,830.60	60.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1119	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	23,000.00	22-Apr-08	277	31-May-31	Further Advance	90.00	6.75	Repayment	Repayment	N	N	Live	15,498.79	64,979.28	Repayment	Repayment	2	64,979.28	Tracker	106.4	1.75	Y	N		Self-Employed	Self-Employed	29,016.00	29,016.00	Flat or Apartment	1890	Feudal	0	N	1st	83,000.00	83,000.00	30-May-06	Physical	110,000.00	15-Apr-08	107,830.60	60.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1120	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan switched in 2007. No repayment vehicle noted on file, Borrowers given repayment quotations in July 2009, no amendment made. No subsequent contact made with borrowers noted on file for discussions relating to clearance of capital on loan.			✓	✓		CLS	UFSS	Mortgage Express	180,000.00	11-Jul-06	300	31-Jul-31	Purchase	90.00	5.19	Repayment	Repayment	N	N	Live	179,165.87	183,028.45	Interest Only	Endowment	2.25	183,028.45	Tracker	335.94	2.00	Y	N		Self-Employed	Employed	38,000.00	27,850.00	Terraced House	1900	Freehold	0	N	1st	200,000.00	200,000.00	25-May-06	Physical	205,000.00	26-Jun-08	282,697.49	64.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	16-Jan-07	Switch to Interest Only	16-Jan-07	Switch to interest only at borrower request. No details of repayment vehicle noted on file.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1121	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	5,580.00	24-Jul-08	271	28-Feb-31	Further Advance	90.00	6.75	Repayment	Repayment	N	N	Live	3,862.58	183,028.45	Repayment	Repayment	2	183,028.45	Tracker	26.94	1.75	Y	N		Self-Employed	Employed	38,000.00	27,850.00	Terraced House	1900	Freehold	0	N	1st	200,000.00	200,000.00	25-May-06	Physical	205,000.00	26-Jun-08	282,697.49	64.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1122	12 months PH	B	A	A	✗	✓	✓	RISK.38 - Joint Borrower no longer resides: Noted transfer of equity in April 2008, father added to property. Noted father has different residential address and would not appear to live at property. Noted also recent note June 2017 Borrower 1 looking to remove current Borrower 2 father and replace with current partner. No documentation has yet been completed. Current payments are up to date and no payment issues seen.			✓	✓		CLS	UFSS	Mortgage Express	114,750.00	13-Jul-06	300	31-Jul-31	Purchase	90.00	5.35	Repayment	Repayment	N	N	Live	75,713.70	85,882.22	Repayment	Repayment	2.25	85,882.22	Tracker	523.14	2.00	Y	N		Self-Employed	Employed	33,666.00	28,600.00	Terraced House	1900	Freehold	0	N	1st	127,500.00	127,500.00	22-May-06	Physical	140,000.00	22-Feb-08	153,402.13	55.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	2-Apr-08	Transfer of Equity, previous partner original Borrower 2 removed from loan and father added. Further advance used to pay off original borrower 2 and remove interest.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1123	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	15,000.00	4-Mar-08	278	31-May-31	Further Advance	90.00	7.50	Repayment	Repayment	N	N	Live	10,168.52	85,882.22	Repayment	Repayment	2	85,882.22	Tracker	69.81	1.75	Y	N		Self-Employed	Employed	33,666.00	28,600.00	Terraced House	1900	Freehold	0	N	1st	127,500.00	127,500.00	22-May-06	Physical	140,000.00	22-Feb-08	153,402.13	55.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	2-Apr-08	Transfer of Equity, previous partner original Borrower 2 removed from loan and father added. Further advance used to pay off original borrower 2 and remove interest.	N
1124	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	59,500.00	17-Jul-06	300	31-Jul-31	Purchase	85.00	5.39	Repayment	Repayment	N	N	Live	39,461.77	46,944.16	Repayment	Repayment	2.25	46,944.16	Tracker	272.66	2.00	Y	N		Employed		25,600.00		Semi Detached House	1965	Freehold	0	N	1st	70,000.00	70,000.00	27-Jun-06	Physical	80,000.00	6-Sep-07	81,245.24	57.78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Other (Specify)	26-Sep-07	Change of name. Noted Certified copy of Deed Poll dated 26th September 2007 change of name from Melanie Kirsty Ingram From Melanie Kirst Balackwell	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1125	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	11,000.00	17-Sep-07	284	31-May-31	Further Advance	85.00	7.50	Repayment	Repayment	N	N	Live	7,482.39	46,944.16	Repayment	Repayment	2	46,944.16	Tracker	51.37	1.75	Y	N		Employed		25,600.00		Semi Detached House	1965	Freehold	0	N	1st	70,000.00	70,000.00	27-Jun-06	Physical	80,000.00	6-Sep-07	81,245.24	57.78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Other (Specify)	26-Sep-07	Change of name. Noted Certified copy of Deed Poll dated 26th September 2007 change of name from Melanie Kirsty Ingram From Melanie Kirsty Balackwell	N
1126	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	315,000.00	28-Jul-06	300	31-Jul-31	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	315,414.04	335,613.83	Interest Only	Investment	2.25	335,613.83	Tracker	591.41	2.00	Y	N		Self-Employed	Self-Employed	112,500.00	30,000.00	Terraced House	2005	Freehold	0	N	1st	360,000.00	350,000.00	6-Mar-06	Physical	400,000.00	19-Feb-08	529,924.91	63.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1127	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	20,000.00	26-Feb-08	278	30-Apr-31	Further Advance	90.00	7.00	Interest Only	Unknown	N	N	Live	20,199.79	335,613.83	Interest Only	Unknown	2	335,613.83	Tracker	33.67	1.75	Y	N		Self-Employed	Self-Employed	112,500.00	30,000.00	Terraced House	2005	Freehold	0	N	1st	360,000.00	350,000.00	6-Mar-06	Physical	400,000.00	19-Feb-08	529,924.91	63.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1128	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: No evidence of up to date repayment vehicle, originally loan was repayment , Loan converted to interest only 30th December 2008. Borrowers contacted in June 2016 and advised that property was up for sale and would not discuss further options. No further update noted.			✓	✓		CLS	UFSS	Mortgage Express	108,000.00	28-Jul-06	240	31-Jul-26	Purchase	88.16	5.29	Repayment	Repayment	N	N	Live	100,619.59	126,801.18	Interest Only	Unknown	2.25	126,801.18	Tracker	188.66	2.00	Y	N		Self-Employed	Self-Employed	25,485.00	16,480.00	Terraced House	1950	Freehold	0	N	1st	122,500.00	122,500.00	23-May-06	Physical	162,000.00	14-Sep-07	158,497.03	80	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	30-Dec-08	Switch to Interest Only	30-Dec-08	Switch to Interest only from repayment at borrowers request. No Repayment vehicle noted.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1129	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	27,000.00	28-Sep-07	223	30-Apr-26	Further Advance	88.16	5.29	Repayment	Repayment	N	N	Live	26,181.59	126,801.18	Interest Only	Unknown	2	126,801.18	Tracker	43.64	1.75	Y	N		Self-Employed	Self-Employed	25,485.00	16,480.00	Terraced House	1950	Freehold	0	N	1st	122,500.00	122,500.00	23-May-06	Physical	162,000.00	14-Sep-07	158,497.03	80	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	30-Dec-08	Switch to Interest Only	30-Dec-08	Switch to Interest only from repayment at borrowers request. No Repayment vehicle noted.	N
1130	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	155,500.00	3-Aug-06	300	31-Aug-31	Purchase	86.39	5.39	Interest Only	Investment	N	N	Live	159,388.60	179,720.07	Interest Only	Investment	2.25	179,720.07	Tracker	298.86	2.00	Y	N		Self-Employed		50,000.00		Terraced House	1900	Freehold	0	N	1st	175,000.00	180,000.00	26-Jul-06	Physical	200,000.00	25-May-07	190,276.69	94.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1131	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	20,100.00	6-Jun-07	290	31-Aug-31	Further Advance	86.39	7.25	Interest Only	Unknown	N	N	Live	20,331.47	179,720.07	Interest Only	Unknown	2	179,720.07	Tracker	33.89	1.75	Y	N		Self-Employed		50,000.00		Terraced House	1900	Freehold	0	N	1st	175,000.00	180,000.00	26-Jul-06	Physical	200,000.00	25-May-07	190,276.69	94.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1132	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: There have been no historic unpaid ground rents charged to the main account. However, Sub account 2 relates to unpaid ground rent and was created on 16th October 2014 for the amount of 259.50. An administration fee of 30.00 was charged to the main account at this time. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges have been applied as follow to the main account in respect of the outstanding balance on sub account 2, 7.23 on 4th November 2015 and 6.15 on 1st November 2016.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Noted direct debit rejected on 28th October 2016 on both sub account 1 453.40 and sub account 2 ground rent 2.09. Both payments were successfully made by second automated direct debit request on 8th November 2016 and account brought up to date. No contact with borrowers obtained. No further payments missed.		✓	✓		CLS	UFSS	Mortgage Express	84,000.00	17-Aug-06	240	31-Aug-26	Remortgage	75.00	5.45	Repayment	Repayment	N	N	Live	45,038.71	45,246.22	Repayment	Repayment	2.25	45,246.22	Tracker	453.49	2.00	Y	N		Self-Employed	Employed	30,000.00	9,305.00	Terraced House	1970	Leasehold	999	N	1st	115,000.00	112,000.00	21-Jul-06	Physical	112,000.00	21-Jul-06	119,710.00	37.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1133	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	259.50	16-Oct-14	0	31-Aug-26	Ground Rent	75.00	2.25	Repayment	Repayment	N	N	Live	207.51	45,246.22	Repayment	Repayment	2.25	45,246.22	Tracker	2.09	2.00	Y	N		Self-Employed	Employed	30,000.00	9,305.00	Terraced House	19700	Leasehold	999	N	1st	115,000.00	112,000.00	21-Jul-06	Physical	112,000.00	21-Jul-06	119,710.00	37.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1134	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan transferred from repayment to interest only in October 2006. No notes on file re any repayment vehicle in place to clear capital on loan.			✓	✓	RISK.30 - BKO / IVA Post-Completion: Noted Bankruptcy dated 3rd October 2008. Borrower had long term unemployment and no income from 2008 to 2013. Application was made by Trustee in Bankruptcy for possession proceedings on 28th December 2011. Theses were suspended till 9th March 2012. No further notes on file. Borrower has returned to work in 2014 and no further missed payments have been seen since 2015. Legal timescales would mean that Bankruptcy has now expired.	CLS	UFSS	Mortgage Express	165,000.00	21-Aug-06	300	31-Aug-31	Remortgage	82.50	5.24	Repayment	Repayment	N	N	Live	166,402.58	176,819.46	Interest Only	Unknown	2.25	176,819.46	Tracker	312.01	2.00	Y	N		Self-Employed		85,000.00		Flat or Apartment	1998	Leasehold	999	N	1st	200,000.00	200,000.00	19-Jul-06	Physical	200,000.00	19-Jul-06	332,238.98	53.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	10-Oct-06	Switch to Interest Only	10-Oct-06	Changed from Repayment to Interest only at borrower request. Confirmation letter on file, fee charged. No details of repayment vehicle noted.	Y
Noted that solicitors instructed in March 2012 as DWP payments did not cover full mortgage payments on main account and no payments to further advance. Action suspended as payments received from borrower to reduce arrears.
																																																																																																	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1135	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	10,000.00	18-Mar-08	278	31-May-31	Further Advance	82.50	7.00	Interest Only	Unknown	N	N	Live	10,416.88	176,819.46	Interest Only	Unknown	2	176,819.46	Tracker	17.36	1.75	Y	N		Self-Employed		85,000.00		Flat or Apartment	1998	Leasehold	999	N	1st	200,000.00	200,000.00	19-Jul-06	Physical	200,000.00	19-Jul-06	332,238.98	53.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Noted that solicitors instructed in March 2012 as DWP payments did not cover full mortgage payments on main account and no payments to further advance. Action suspended as payments received from borrower to reduce arrears

1136	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Borrower lives and works abroad, but stays at property when in the country. In January 2014 Borrower advised that property is main address in UK but currently working in South Africa, previous notes indicate Borrower has been living abroad since 2008, current correspondence address is still South Africa. Borrower also stated that another person lives at mortgage address and pay money to live there. Borrower advised returning to the UK in 2 years time, however lender contact in 2016 confirmed borrower still in South Africa but were unable to confirm with borrower if tenants in property. Current payments are up to date,

RISK.66 - Unauthorised Tenancy: Borrower lives and works abroad, but stays at property when in the country. In January 2014 borrower advised that property is main address in UK but currently working in South Africa, previous notes indicate borrower has been living abroad since 2008, current correspondence address is still South Africa. Borrower also stated that another person lives at mortgage address and pay money to live there. Review of letters indicate that there are no breach letters sent to the borrower in 2014 when breach was identified.
											✓	✓		CLS	UFSS	Mortgage Express	225,000.00	23-Aug-06	300	31-Aug-31	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	175,826.37	201,125.37	Repayment	Repayment	2.25	201,125.37	Tracker	1208.79	2.00	Y	N		Employed		60,000.00		Flat or Apartment	1960	Leasehold	90	N	1st	250,000.00	250,000.00	22-May-06	Physical	295,000.00	20-Aug-07	413,132.40	48.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
Original mortgage taken out in August 2006 was repayment.
Change was made from Repayment to interest only 24th August 2006 as missed payments and arrears caused by borrower living and working abroad in South Africa
Loan changed from Interest only to Repayment 6th May 2010
Loan changed from repayment  to Interest only 29th may 2012.
Change from Interest only to repayment 15th January 2014.
																																																																																		N			IO to REP	15-Jan-14	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1137	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	35,000.00	28-Aug-07	285	31-May-31	Further Advance	90.00	7.50	Repayment	Repayment	N	N	Live	25,299.00	201,125.37	Repayment	Repayment	2	201,127.04	Tracker	173.67	1.75	Y	N		Employed		60,000.00		Flat or Apartment	1960	Leasehold	90	N	1st	250,000.00	250,000.00	22-May-06	Physical	295,000.00	20-Aug-07	413,132.40	48.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
Original mortgage taken out in August 2006 was repayment.
Change was made from Repayment to interest only 24th August 2006 as missed payments and arrears caused by borrower living and working abroad in South Africa
Loan changed from Interest only to Repayment 6th May 2010
Loan changed from repayment  to Interest only 29th may 2012.
Change from Interest only to repayment 15th January 2014
																																																																																		N			IO to REP	15-Jan-14
Original mortgage taken out in August 2006 was repayment.
Change was made from Repayment to interest only 24th August 2006
Loan changed from Interest only to Repayment 6th May 2010
Loan changed from repayment  to Interest only 29th may 2012.
Change from Interest only to repayment 15th January 2014

																																																																																										N
1138	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for further advance, apart from offer letter.	CLS	UFSS	Mortgage Express	84,600.00	23-Aug-06	300	31-Aug-31	Purchase	75.54	5.19	Interest Only	Endowment	N	N	Live	83,846.99	98,905.60	Interest Only	Investment	2.25	98,905.60	Tracker	157.22	2.00	Y	N		Self-Employed		28,320.00		Terraced House	0	Freehold	0	N	1st	94,000.00	112,000.00	1-Jun-06	Physical	112,000.00	1-Jun-06	121,811.67	81.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1139	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	15,000.00	18-Feb-08	283	30-Sep-31	Further Advance	75.54	7.25	Interest Only	Endowment	N	N	Live	15,058.61	98,905.60	Interest Only	Unknown	2	98,905.60	Tracker	25.1	1.75	Y	N		Self-Employed		28,320.00		Terraced House	0	Freehold	0	N	1st	94,000.00	112,000.00	1-Jun-06	Physical	112,000.00	1-Jun-06	121,811.67	81.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.00%	N
1140	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Both Accounts - Direct debits for May 2017 both returned unpaid. Borrower contacted Servicer to advise was out of country. Proposed Field Agent visit was cancelled and Borrower made double payment in June 2017 to bring account up to date. No other payment issues in the last 12 months.		✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for Further Advance.	CLS	UFSS	Mortgage Express	215,955.00	29-Sep-06	264	30-Sep-28	Purchase	90.00	5.74	Interest Only	Endowment	N	N	Live	216,838.67	223,631.39	Interest Only	Investment	2.25	223,631.39	Tracker	406.31	2.00	Y	N		Employed	Employed	42,000.00	29,500.00	Semi Detached House	1900	Freehold	0	N	1st	239,950.00	239,950.00	22-Aug-06	Physical	260,000.00	28-Jun-07	332,703.70	67.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1141	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	11,000.00	10-Jul-07	252	31-Jul-28	Further Advance	90.00	5.74	Repayment	Repayment	N	N	Live	6,792.72	223,631.39	Repayment	Repayment	2	223,631.39	Tracker	56.98	1.75	Y	N		Employed	ND	42,000.00	0.00	Semi Detached House	1900	Freehold	0	N	1st	239,950.00	239,950.00	22-Aug-06	Physical	260,000.00	28-Jun-07	332,703.70	67.22	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.00%	N
1142	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for the further advance.	CLS	UFSS	Mortgage Express	360,000.00	21-Sep-06	240	30-Sep-26	Remortgage	90.00	4.99	Interest Only	Endowment	N	N	Live	287,535.41	306,757.73	Interest Only	Endowment	2.25	379,757.73	Tracker	544.8	2.00	Y	N		Self-Employed	Self-Employed	61,253.04	61,253.00	Detached House	0	Freehold	0	N	1st	400,000.00	400,000.00	17-Mar-06	Physical	400,000.00	17-Mar-06	612,407.68	50.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1143	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	35,000.00	16-Nov-07	223	30-Jun-26	Further Advance	90.00	7.75	Repayment	Repayment	N	N	Live	19,222.32	306,757.73	Repayment	Repayment	2	306,757.73	Tracker	194.63	1.75	Y	N		Self-Employed	ND	61,253.04	0.00	Detached House	0	Freehold	0	N	1st	400,000.00	400,000.00	17-Mar-06	Physical	400,000.00	17-Mar-06	612,407.68	50.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.00%	N
1144	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	179,500.00	22-Sep-06	300	30-Sep-31	Purchase	83.49	4.99	Interest Only	Endowment	N	N	Live	186,510.85	206,707.98	Interest Only	Investment	2.25	206,707.98	Tracker	349.71	2.00	Y	N		Self-Employed		43,500.00		Semi Detached House	1950	Freehold	0	N	1st	205,000.00	215,000.00	17-May-06	Physical	235,000.00	26-Jun-08	357,787.34	57.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Multiple (Specify)	1-Sep-16	Transfer of equity - Borrower 2 removed from both loans in October 2008. Rate switch to 2.25% in September 2016.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1145	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	20,000.00	17-Jul-08	276	31-Jul-31	Further Advance	83.49	6.75	Interest Only	Endowment	N	N	Live	20,197.13	206,707.98	Interest Only	Unknown	2	206,707.98	Tracker	33.66	1.75	Y	N		Self-Employed		43,500.00		Semi Detached House	1950	Freehold	0	N	1st	205,000.00	215,000.00	17-May-06	Physical	235,000.00	26-Jun-08	357,787.34	57.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Multiple (Specify)	1-Sep-16	Transfer of equity - Borrower 2 removed from both loans in October 2008. Rate switch to 2.00% in September 2016.	N
1146	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	110,450.00	9-Oct-06	156	31-Oct-19	Purchase	84.99	5.39	Interest Only	Investment	N	N	Live	111,285.84	151,493.32	Interest Only	Investment	2.25	151,493.32	Tracker	208.66	2.00	Y	N		Employed	Unknown	39,000.00	0.00	Terraced House	1950	Freehold	0	N	1st	129,950.00	129,950.00	15-Aug-06	Physical	155,000.00	24-Jan-08	205,345.90	73.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	10-Jan-08
An additional borrower was added to the account on 10th January 2008. The second borrower is the original borrower's son and he appears to have been added in order to make the further advance of 40000 granted 4th February 2008 affordable. The account has been maintained since on the whole and there have been no arrears in the last 3 years.
																																																																																										N
Both Loan parts mature October 2019. Letters sent December 2013, January 2014 and February 2014. A 3 year reminder letter was sent 1st June 2017. Outbound calls have been attempted on 17th, 21st and 25th October 2016 but no contact was made.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1147	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	40,000.00	4-Feb-08	138	31-Aug-19	Further Advance	84.99	7.25	Interest Only	Unknown	N	N	Live	40,207.48	151,493.32	Interest Only	Unknown	2	151,493.32	Tracker	67.01	1.75	Y	N		Employed	Unknown	39,000.00	0.00	Terraced House	1950	Freehold	0	N	1st	129,950.00	129,950.00	15-Aug-06	Physical	155,000.00	24-Jan-08	205,345.90	73.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity		See main account	N
1148	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Equitable Charge in favour of Arkle Finance dated 31st March 2015			✓	✓		CLS	UFSS	Mortgage Express	123,800.00	27-Oct-06	300	31-Oct-31	Purchase	87.18	6.75	Interest Only	Endowment	N	N	Live	129,381.70	148,249.41	Interest Only	Endowment	2.25	148,249.41	Tracker	242.75	2.00	Y	N		Self-Employed		44,387.00		Terraced House	1930	Freehold	0	N	1st	142,000.00	142,000.00	8-Aug-06	Physical	165,000.00	26-Mar-08	218,594.02	67.82	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1149	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	18,700.00	2-Apr-08	280	31-Aug-31	Further Advance	87.18	7.00	Interest Only	Unknown	N	N	Live	18,867.71	148,249.41	Interest Only	Unknown	2	148,249.41	Tracker	31.46	1.75	Y	N		Self-Employed		44,387.00		Terraced House	1930	Freehold	0	N	1st	142,000.00	142,000.00	8-Aug-06	Physical	165,000.00	26-Mar-08	218,594.02	67.82	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1150	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	132,300.00	17-Oct-06	360	31-Oct-36	Purchase	90.00	5.65	Interest Only	Investment	N	N	Live	132,912.02	153,057.89	Interest Only	Investment	2.25	153,057.89	Tracker	249.21	2.00	Y	N		Employed		42,000.00		Terraced House	1935	Freehold	0	N	1st	147,000.00	147,000.00	14-Aug-06	Physical	175,000.00	5-Jul-07	190,231.48	80.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1151	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	20,000.00	11-Jul-07	348	31-Jul-36	Further Advance	90.00	7.50	Interest Only	Unknown	N	N	Live	20,145.87	153,057.89	Interest Only	Unknown	2	153,057.89	Tracker	33.58	1.75	Y	N		Employed		22,000.00		Terraced House	1935	Freehold	0	N	1st	147,000.00	147,000.00	18-Aug-06	Physical	175,000.00	5-Jul-07	190,231.48	80.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1152	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	68,000.00	17-Nov-06	168	30-Nov-20	Remortgage	27.20	5.44	Interest Only	Investment	N	N	Live	68,702.77	79,926.37	Interest Only	Investment	2.25	79,926.37	Tracker	128.82	2.00	Y	N		Self-Employed		31,400.00		Flat or Apartment	1900	Feudal	0	N	1st	250,000.00	250,000.00	25-Oct-06	Physical	250,000.00	25-Oct-06	266,178.13	30.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures November 2020. Letter sent August and September 2013. 5 year letter not seen but annual statements do confirm responsibilities.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1153	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	11,000.00	27-Nov-07	154	30-Sep-20	Further Advance	27.20	7.50	Interest Only	Unknown	N	N	Live	11,223.60	79,926.37	Interest Only	Unknown	2	79,926.37	Tracker	18.71	1.75	Y	N		Self-Employed		31,400.00		Flat or Apartment	1900	Feudal	0	N	1st	250,000.00	250,000.00	25-Oct-06	Physical	250,000.00	25-Oct-06	266,178.13	30.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1154	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	188,955.00	1-Dec-06	300	31-Dec-31	Purchase	90.00	4.58	Repayment	Repayment	N	N	Live	122,767.53	130,972.69	Repayment	Repayment	1.29	130,972.69	Tracker	773.98	1.04	Y	N		Self-Employed		60,500.00		Detached House	2006	Leasehold	996	N	1st	209,950.00	209,950.00	7-Feb-06	Physical	215,000.00	16-May-08	225,902.86	57.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1155	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	8,000.00	2-Jun-08	281	30-Nov-31	Further Advance	90.00	6.75	Interest Only	Unknown	N	N	Live	8,205.16	130,972.69	Interest Only	Endowment	2	130,972.69	Tracker	13.68	1.75	Y	N		Self-Employed		60,500.00		Detached House	2006	Leasehold	996	N	1st	209,950.00	209,950.00	7-Feb-06	Physical	215,000.00	16-May-08	225,902.86	57.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1156	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Following a Field Agent visit it was noted in March 2016 that the property is currently let out as a respite home. This was the first time the lender was aware of this and do not have a forwarding address or contact details. They have not tried to establish contact details as the borrower is paying and reducing the arrears on the account.

RISK.66 - Unauthorised Tenancy: Following a Field Agent visit it was noted in March 2016 that the property is currently let out as a respite home. The borrower is paying and reducing arrears which are minimal. No further action has been taken and there is no contact address for the borrower.
											✓	✓		CLS	UFSS	Mortgage Express	123,250.00	21-Dec-06	300	31-Dec-31	Remortgage	85.00	5.90	Interest Only	Investment	N	N	Live	124,170.74	134,372.79	Interest Only	Investment	2.25	134,372.79	Tracker	232.97	2.00	Y	N		Self-Employed		56,000.04		Bungalow	0	Freehold	0	N	1st	145,000.00	145,000.00	18-Oct-06	Physical	145,000.00	18-Oct-06	175,405.54	76.61	4.24	0	Bank Payment	Paying	Decrease	Unknown	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1157	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	10,000.00	15-Feb-08	284	31-Oct-31	Further Advance	85.00	7.25	Interest Only	Investment	N	N	Live	10,202.05	134,372.79	Interest Only	Unknown	2	134,372.79	Tracker	17.01	1.75	Y	N		Self-Employed		56,000.04		Bungalow	0	Freehold	0	N	1st	145,000.00	145,000.00	18-Oct-06	Physical	145,000.00	18-Oct-06	175,405.54	76.61	4.24	0	Bank Payment	Paying													0			None									None
1158	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	201,600.00	1-Feb-07	300	29-Feb-32	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	202,277.27	214,977.60	Interest Only	Investment	2.25	214,977.60	Tracker	379.28	2.00	Y	N		Self-Employed	Self-Employed	67,400.00	1,880.00	Bungalow	1930	Freehold	0	N	1st	224,000.00	224,000.00	26-Oct-06	Physical	240,000.00	6-Nov-07	266,104.20	80.79	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1159	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	12,500.00	12-Nov-07	288	30-Nov-31	Further Advance	90.00	7.50	Interest Only	Investment	N	N	Live	12,700.33	214,977.60	Interest Only	Unknown	2	214,977.60	Tracker	21.17	1.75	Y	N		Self-Employed	Self-Employed	67,400.00	18,800.00	Bungalow	1930	Freehold	0	N	1st	224,000.00	224,000.00	26-Oct-06	Physical	240,000.00	6-Nov-07	266,104.20	80.79	0.00	0	Direct Debit														0
1160	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Equitable charge registered by way of an interim charging order in favour of MBNA Europe Bank Limited on 16th May 2011.			✓	✓		CLS	UFSS	Mortgage Express	147,000.00	1-Mar-07	300	31-Mar-32	Purchase	89.63	5.33	Repayment	Repayment	N	N	Live	100,420.48	120,290.19	Repayment	Repayment	2.25	120,290.19	Tracker	667.21	2.00	Y	N		Self-Employed		47,500.00		Semi Detached House	1960	Freehold	0	N	1st	164,000.00	164,000.00	16-Nov-06	Physical	185,000.00	16-Oct-07	201,763.29	59.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1161	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	19,668.00	5-Nov-07	290	31-Jan-32	Further Advance	89.63	7.50	Interest Only	Unknown	N	N	Live	19,869.71	120,290.19	Interest Only	Unknown	2	120,290.19	Tracker	33.12	1.75	Y	N		Self-Employed		47,500.00		Semi Detached House	1960	Freehold	0	N	1st	164,000.00	164,000.00	16-Nov-06	Physical	185,000.00	16-Oct-07	201,763.29	59.62	0.00	0	Direct Debit														0
1162	12 months PH	C	A	A	✗	✓	✓
RISK.02 - Equity Claim Made / Intended: Land registry title extract dated 27th July 2017 records that there is a Notice of Home Rights under the Family law Act 1996 in favour of spouse of borrower dated 1st June 2016.

RISK.61 - Ground Rent Debited: Historically ground rents were made in good order. However, Sub Account 2 has been created as a result of unpaid ground rent on 20th November 2013 for a sum of 1846.79. Upon the charging of the ground rent to the main account and the creation of a sub account a 30.00 administration fee has been charged to the main account. Borrower was chased by way of letter and phone to attempt to get borrower to meet commitment, but without success.  Ground rent annual charges applied as follows for sub account 2, 55.56 on 13th January 2015, 55.56 on 7th December 2015 and 50.92 on 1st December 2016. All other ground rents have been met by borrower.
											✓	✓		CLS	UFSS	Mortgage Express	123,000.00	16-Mar-07	360	31-Mar-37	Purchase	84.83	5.24	Interest Only	Investment	N	N	Live	124,245.90	126,093.82	Interest Only	Investment	2.25	126,093.82	Tracker	232.96	2.00	Y	N		Self-Employed		33,000.00		Terraced House	2006	Freehold	0	N	1st	145,000.00	145,000.00	17-Dec-06	Physical	145,000.00	17-Dec-06	167,594.30	75.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1163	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,050.00	20-Nov-13	0	31-Mar-37	Ground Rent	84.83	2.50	Interest Only	Investment	N	N	Live	1,847.92	126,093.82	Interest Only	Investment	2.25	126,093.82	Tracker	3.46	2.00	Y	N		Self-Employed		33,000.00		Terraced House	2006	Freehold	0	N	1st	145,000.00	145,000.00	17-Dec-06	Physical	145,000.00	17-Dec-06	167,594.30	75.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1164	12 months PH	B	A	A	✗	✓	✓
RISK.41 - Complaint (not PPI): Complaint logged 10th November 2016 as the borrower was refused permission to let and there was already a breach letting in place. Servicer explained the rationale that was already in breach and therefore unable to agree. However, complaint rejected under Charm reference 197025.

RISK.66 - Unauthorised Tenancy: System note 4th January 2013 that consent to let withdrawn and property now let without consent as borrower had not complied with requested information required under the annual review. Previously had been let with consent since 8th April 2009 and reviewed annually. Indications from system notes are that final breach letter was sent 4th January 2013. No earlier breach letter sent as the matter was being dealt with as an consent to Letting Review.

RISK.37 - Principal Borrower no longer resides: Borrower not residing since April 2009. Property currently let under authorised letting. Address is held for borrower and there is no indication of any returned post.

RISK.61 - Ground Rent Debited: Ground rent has been charged by way of a sub account being created. Sub accounts 2 relates to a ground rent created 28th February 2017 for 1050.00. Upon the charging of the ground rent to the main account or the creation of a sub account a 30.00 administration fee is charged to the main account. Borrower was chased by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges not yet been payable due to the recentness of the account
											✓	✓		CLS	UFSS	Mortgage Express	241,500.00	17-Apr-07	300	30-Apr-32	Purchase	105.00	5.79	Interest Only	Investment	N	N	Live	242,200.07	243,250.09	Interest Only	Investment	2.25	243,250.09	Tracker	454.13	2.00	N	N		Employed		64,800.00		Flat or Apartment	1900	Leasehold	91	N	1st	230,000.00	230,000.00	9-Jan-07	Physical	230,000.00	9-Jan-07	349,653.54	69.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1165	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,050.00	28-Feb-17	0	30-Apr-32	Ground Rent	105.00	2.25	Interest Only	Unknown	N	N	Live	1,050.02	243,250.09	Interest Only	Investment	2.25	243,250.09	Tracker	1.97	2.00	N	N		Employed		64,800.00		Flat or Apartment	1900	Leasehold	91	N	1st	230,000.00	230,000.00	9-Jan-07	Physical	230,000.00	9-Jan-07	349,653.54	69.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1166	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: Further advance valuation missing. File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	350,000.00	16-May-07	240	31-May-27	Remortgage	53.85	5.64	Interest Only	Investment	N	N	Live	353,900.81	480,085.74	Interest Only	Investment	2.25	480,085.74	Tracker	663.57	2.00	Y	N		Employed	Employed	110,800.00	12,000.00	Detached House	1930	Freehold	0	N	1st	650,000.00	650,000.00	10-Apr-07	Physical	650,000.00	10-Apr-07	917,152.37	52.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1167	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	126,000.00	2-Jan-08	230	31-Mar-27	Further Advance	53.85	7.25	Interest Only	Unknown	N	N	Live	126,184.93	480,085.74	Interest Only	Unknown	2	480,085.74	Tracker	210.31	1.75	Y	N		Employed	ND	110,800.00	0.00	Detached House	1930	Freehold	0	N	1st	650,000.00	650,000.00	10-Apr-07	Physical	650,000.00	10-Apr-07	917,152.37	52.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0															N
1168	12 months PH	B	A	A	✗	✓	✓	RISK.61 - Ground Rent Debited: Sub account 2 relates to unpaid ground rent and was created on 30th March 2015 for 905.18. An administration fee of 30.00 was applied to the main account upon the creation of Sub Account 2. Ground rent annual charges have been applied as follows for sub account 2, 27.21 on 28th April 2016 and 25.12 on 19th April 2017. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but without success.			✓	✓		CLS	UFSS	Mortgage Express	98,100.00	24-May-07	300	31-May-32	Purchase	90.00	5.69	Interest Only	Investment	N	N	Live	88,929.84	89,843.49	Interest Only	Endowment	2.25	89,843.49	Tracker	166.75	2.00	Y	N		Employed		34,242.00		Flat or Apartment	1960	Leasehold	85	N	1st	109,000.00	109,000.00	3-Apr-07	Physical	109,000.00	3-Apr-07	110,880.25	81.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1169	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	905.18	30-Mar-15	0	31-May-32	Ground Rent	90.00	2.50	Interest Only	Unknown	N	N	Live	913.65	89,843.49	Interest Only	Endowment	2.25	89,843.49	Tracker	1.71	2.00	Y	N		Employed		34,242.00		Flat or Apartment	1960	Leasehold	85	N	1st	109,000.00	109,000.00	3-Apr-07	Physical	109,000.00	3-Apr-07	110,880.25	81.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0															N
1170	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Borrower called 3rd August 2016 to advise that now living and working in Switzerland, correspondence address confirmed. Noted advised that property let without consent. Repayment mortgage on sub account 1 main mortgage and Interest only on sub account 2 both paid up to date, no adverse effect on payments

RISK.66 - Unauthorised Tenancy: Borrower called 3rd August 2016 to advise that now living and working in Switzerland, correspondence address confirmed. Noted also advised that property let without consent. Lender advised borrower of consent to let process and fees. Breach letter noted as sent 26th August 2016. No further details added by lender and no further attempted contact noted on file. Repayment mortgage on sub account 1 main mortgage and Interest only on sub account 2 both paid up to date, no adverse effect on payments.
											✓	✓		CLS	UFSS	Mortgage Express	194,400.00	29-Jun-07	240	30-Jun-27	Purchase	84.52	5.69	Repayment	Repayment	N	N	Live	111,069.19	114,269.07	Repayment	Repayment	2.25	114,653.17	Tracker	1035.13	2.00	Y	N		Self-Employed		80,000.00		Flat or Apartment	2007	Feudal	0	N	1st	216,000.00	230,000.00	29-May-07	Physical	215,000.00	28-Aug-08	219,224.79	52.12	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1171	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	3,000.00	22-Sep-08	223	30-Apr-27	Further Advance	84.52	6.75	Interest Only	Unknown	N	N	Live	3,199.88	114,269.07	Interest Only	Unknown	2	114,269.07	Tracker	5.33	1.75	Y	N		Self-Employed		80,000.00		Flat or Apartment	2007	Feudal	0	N	1st	216,000.00	230,000.00	29-May-07	Physical	215,000.00	28-Aug-08	219,224.79	52.12	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1172	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	189,600.00	2-Jul-07	264	31-Jul-29	Remortgage	59.25	5.89	Repayment	Repayment	N	N	Live	57,508.93	94,515.25	Interest Only	Sale of Property	2.25	94,515.25	Tracker	107.83	2.00	Y	N		Employed		98,000.00		Flat or Apartment	1870	Feudal	0	N	1st	320,000.00	320,000.00	14-May-07	Physical	250,000.00	16-Jan-08	239,403.77	39.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	12-Feb-08	Switch to Interest Only	12-Feb-08
Sub account 1 main account amended to interest only from repayment at borrower request on 12th February 2008 to match sub account 2 further advance opened on 7th February 2008. Borrower advised has savings and another property and would consider switch back to repayment in future.  Noted 50000 capital repayments in 2014.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1173	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	36,800.00	7-Feb-08	255	31-May-29	Further Advance	59.25	7.25	Interest Only	Other	N	N	Live	37,006.32	94,515.25	Interest Only	Unknown	2	94,515.25	Tracker	61.68	1.75	Y	N		Employed		98,000.00		Flat or Apartment	1870	Feudal	0	N	1st	320,000.00	320,000.00	14-May-07	Physical	250,000.00	16-Jan-08	239,403.77	39.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1174	12 months PH	B	A	A	✗	✓	✓
RISK.61 - Ground Rent Debited: Historically ground rents were charged to the main loan account. These were on 989.00 on 6th September 2008, 1046.90 on 30th June 2009 and 480.00 on 15th July 2011. Subsequently the ground rents have been charged by sub account being created. Sub accounts 2 was created on 24th August 2016 for 750.00. Upon the charging of the ground rent to the main account or the creation of a sub account a 30.00 administration fee is charged to the main account on each occasion. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. There have to date been no annual charges required for Sub Account 2. It is noted however, that in charging the unpaid ground rent of 989.00 to the main account on 6th September 2008, the 30.00 ground rent administration charge was applied twice, once on 6th September 2008 and again on 8th September 2008. Reason unknown and potentially overcharged. No indication of any retrospective adjustment.

RISK.36 - Borrower whereabouts unknown: Return mail indicator dated 22nd September 2015.  Response to RET02 letter was returned marked gone away.  No correspondence address held for borrower other than security.  Attempts to contact the customer have failed and the annual statement was returned on 2nd June 2016 indicating that the situation has not altered.  The account however continues to be conducted satisfactorily with payments currently up to date and being made by direct debit.  It is noted that there have been several ground rents debited to the account and a sub account set up on 24th August 2016
											✓	✓		CLS	UFSS	Mortgage Express	154,850.00	24-Oct-07	300	31-Oct-32	Purchase	95.00	6.09	Interest Only	Investment	N	N	Live	159,422.46	160,173.98	Interest Only	Investment	1.75	160,173.98	Tracker	232.49	1.50	N	N		Self-Employed		57,821.04		Flat or Apartment	1990	Leasehold	83	N	1st	163,000.00	163,000.00	7-Sep-07	Physical	163,000.00	7-Sep-07	228,273.16	70.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1175	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	750.00	24-Aug-16	0	31-Oct-32	Ground Rent	95.00	2.00	Interest Only	Investment	Y	N	Live	751.52	160,173.98	Interest Only	Investment	1.75	160,173.98	Tracker	1.1	1.50	N	N		Self-Employed		57,821.04		Flat or Apartment	1990	Leasehold	83	N	1st	163,000.00	163,000.00	7-Sep-07	Physical	163,000.00	7-Sep-07	228,273.16	70.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1176	12 months PH	B	A	A	✗	✓	✓
RISK.35 - Authorised Let: Borrower no longer resides at security. Current address details held on system. Consent to let granted 20th October 2016. All payments being met.

RISK.61 - Ground Rent Debited: Sub account 2 related to unpaid ground rent account originally created 6th June 2013 for 606.00. Upon the creation of a sub account a 30.00 administration fee is charged to the main account. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges were not applied as the sub account was redeemed on 15th July 2014 before the annual charge was reviewed.

RISK.20 - Vulnerability - Mental health: Servicer system flagged for vulnerable customer mental health with consent given by borrower. Parent deals with matter on borrowers behalf with consent. Servicer was advised that following recent car accident, date unclear from notes, that borrower suffered injuries that affect brain functions and amongst other things struggles to deal with financial matters and it affected borrowers ability to communicate. Residing with parents and property let with lender consent. No indications of longer term implications, but payments up to date at this time.

RISK.37 - Principal Borrower no longer resides: Borrower has moved in with parents due to illness and is no longer in residence.
											✗	✓	INFO.11 - Loan Part Redeemed: Sub account 2 (CER 1177) was redeemed in full 15th July 2014.	CLS	UFSS	Mortgage Express	117,000.00	26-Oct-07	300	31-Oct-32	Purchase	90.00	6.19	Interest Only	Investment	Y	N	Live	119,626.83	119,626.83	Interest Only	Investment	2.25	119,626.83	Tracker	224.3	2.00	Y	N		Employed		34,000.00		Flat or Apartment	2007	Leasehold	250	N	1st	133,950.00	130,000.00	18-May-07	Physical	130,000.00	18-May-07	132,242.49	90.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1177	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	606.00	6-Jun-13	0	31-Oct-32	Ground Rent	90.00	2.50	Interest Only	Unknown	N	N	Redeemed	0.00	119,626.83	Interest Only	Investment	2.5	119,626.83	Redeemed	0	2.25	Y	N	15-Jul-14	Employed		34,000.00		Flat or Apartment	2007	Leasehold	250	N	1st	133,950.00	130,000.00	18-May-07	Physical	130,000.00	18-May-07	132,242.49	90.46	0.00	0															0			None				N					None			N
1178	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	185,500.00	9-Apr-08	300	30-Apr-33	Remortgage	88.33	7.25	Interest Only	Investment	N	N	Live	171,876.28	202,984.41	Interest Only	Unknown	2.25	208,506.66	Tracker	323.58	2.00	Y	N		Self-Employed	Employed	35,000.00	23,000.00	Terraced House	1900	Freehold	0	N	1st	210,000.00	210,000.00	2-Apr-08	Physical	28,000.00	2-Jul-08	244,866.74	82.9	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1179	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	44,000.00	15-Jul-08	294	31-Jan-33	Further Advance	88.33	6.00	Interest Only	Investment	N	N	Live	31,108.13	202,984.41	Repayment	Repayment	2	202,984.41	Tracker	193.76	1.75	Y	N		Self-Employed	Employed	35,000.00	23,000.00	Terraced House	1910	Freehold	0	N	1st	210,000.00	210,000.00	2-Apr-08	Physical	210,000.00	2-Apr-08	244,866.74	82.9	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	20-Mar-09	Switch to Repayment	20-Mar-09	Account altered to repayment at the request of the borrowers	N
1180	12 months PH	B	B	A	✗	✗	✓	RISK.61 - Ground Rent Debited: Sub accounts 2 relates to unpaid ground rent account and was created 28th October 2013 for 400.00. Upon the creation of a sub account a 30.00 administration fee is charged to the main account. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges have been applied as follows to the main account balance for the outstanding balance, for sub account 2, 12.03 on 28th October 2014, 12.03 on 5th November 2015 and 11.04 on 1st November 2016.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit paid 3rd April 2017 was returned 4th April 2017 and represented successfully 12th April 2017. No other issues. There has been no adverse affect on ability to pay before or since. Whilst servicer spoke to borrower 5th April 2017 the borrower would not discuss and stated found call frustrating and that direct debit would represent okay, which it did on 12th April 2017.		✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	171,000.00	30-Sep-08	300	30-Sep-33	Remortgage	90.00	7.25	Interest Only	Investment	N	N	Live	171,471.71	171,872.55	Interest Only	Investment	2.25	171,872.55	Tracker	321.5	2.00	Y	N		Self-Employed		62,250.00		Flat or Apartment	1910	Leasehold	125	N	1st	190,000.00	190,000.00	6-Mar-08	Physical	190,000.00	6-Mar-08	283,134.78	60.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only campaign call made 19th September 2016.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
1181	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	400.00	28-Oct-13	0	30-Sep-33	Ground Rent	90.00	2.50	Interest Only	Investment	N	N	Live	400.84	171,872.55	Interest Only	Investment	2.25	171,872.55	Tracker	0.75	2.00	Y	N		Self-Employed		42,250.00		Flat or Apartment	1910	Leasehold	125	N	1st	190,000.00	190,000.00	6-Mar-08	Physical	190,000.00	6-Mar-08	283,134.78	60.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1182	12 months PH	B	A	A	✗	✓	✓	RISK.27 - CCA Remediation: Further Advance - CCA remediation code R15 Remediation Automatic Adjustment; effective date 28th February 2015. Manual credit made to account of 834.04 on this date.			✗	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for the Further Advance. INFO.11 - Loan Part Redeemed: Further Advance (sub-account 2, CER 1183) redeemed in April 2017. The loan ran for its full 10 year term.	CLS	UFSS	Bradford & Bingley (CBAS)	22,000.00	18-Feb-94	240	30-Apr-19	Remortgage	52.38	6.24	Interest Only	Endowment	N	N	Live	8,414.63	8,414.63	Repayment	Repayment	4.34	8,414.63	SVR Linked	407.18	0.00	N	N		Employed		9,000.00		Flat or Apartment	1890	Feudal	0	N	1st	0.00	42,000.00	15-Oct-93	Physical	55,000.00	26-Nov-97	127,371.26	6.61	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	24-Apr-14		IO to REP	24-Apr-14	Multiple (Specify)	24-Apr-14	Both main loan and sub account were switched from interest only to repayment basis and at same time the term extension of 5 years made at the Borrower's request.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1183	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	7,500.00	19-Mar-08	120	30-Apr-17	Further Advance	52.38	5.59	Interest Only	Unknown	N	N	Redeemed	0.00	8,414.63	Repayment	Repayment	4.34	8,414.63	Redeemed	0	0.00	N	N	28-Apr-17	Employed		9,000.00		Flat or Apartment	1890	Feudal	0	N	1st	0.00	42,000.00	15-Oct-93	Physical	55,000.00	26-Nov-97	127,371.26	6.61	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months											0			None				N			IO to REP	24-Apr-14	Switch to Repayment	24-Apr-14	Both main loan and sub account were switched from interest only to repayment basis.	N
1184	12 months PH	B	A	A	✗	✓	✓
RISK.27 - CCA Remediation: Further advance - CCA remediation code R15 - manual credit to the further advance account of 4,975 in February 2015.

RISK.55 - Title - Other Charges: There is a further charge registered in favour of CBAS residential for 20,000 in March 2007 and this relates to further advance / sub account.

RISK.32 - DWP payments: Further advance account Sub account 2. Noted Customer receiving DWP following unemployment, DWP make one payments to cover both loans with borrower making additional card payments to cover the payment shortfall. Servicing issues have meant that the funds have been disproportionally appropriated between the accounts showing that main advance Sub account 1 is in credit and the Further advance Sub account 2 in arrears, The latest correction was on the 13th March 2017 for 2218.77, however since that date payments have continued to be incorrectly applied. Lender is aware of the issue and no fees are being charged an no impact made on borrowers credit file. The aggregate position between the 2 sub accounts is the account is overpaid by 609.75
											✓	✗	MISS.25 - KYC Missing - Known: Main Account - File build checklist confirms this is not available for both Borrowers.	CLS	UFSS	Bradford & Bingley (CBAS)	28,450.00	29-Jul-94	300	31-Jul-19	Purchase	94.99	7.74	Interest Only	Endowment	Y	N	Live	19,262.89	28,911.19	Interest Only	Endowment	4.34	28,911.19	SVR Linked	75.94	0.00	N	N		Employed	Employed	19,600.00	5,200.00	Terraced House	1910	Freehold	0	N	1st	29,950.00	29,950.00	18-Apr-94	Physical	75,000.00	4-Jan-07	84,541.89	34.2	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures July 2019. Letter sent May 2013, June 2013, July 2013 and July 2016. No dialler activity since November 2016. Loan matures July 2019. Action correct so far.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1185	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	20,000.00	5-Feb-07	151	30-Sep-19	Further Advance	94.99	5.09	Repayment	Repayment	Y	N	Live	9,648.30	28,911.19	Repayment	Repayment	4.34	28,911.19	SVR Linked	179.82	0.00	N	N		Employed	Employed	19,600.00	5,200.00	Terraced House	1910	Freehold	0	N	1st	29,950.00	29,950.00	18-Apr-94	Physical	75,000.00	4-Jan-07	84,541.89	34.2	5,053.32	53	Bank Payment				No ATP	No Active ATP	No ATP								0							N					None			N
1186	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.27 - Evidence of Income missing - Known: File build checklist confirms this is not available for Borrower 2. MISS.33 - Further advance documents missing - Known: Further Advance - File build checklist confirms no documents are available.	CLS	UFSS	Bradford & Bingley (CBAS)	18,090.00	15-Jan-96	300	31-Jan-21	Purchase	56.53	5.19	Interest Only	Endowment	Y	N	Live	5,035.18	5,566.17	Repayment	Repayment	4.34	5,566.17	SVR Linked	129.12	0.00	N	N		Employed	Self-Employed	5,817.00	0.00	Semi Detached House	1935	Freehold	0	Y	1st	18,090.00	32,000.00	17-Oct-95	Physical	32,000.00	17-Oct-95	96,630.23	5.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16	IO to REP		Rate Switch	1-Sep-16	Switch from Interest Only to Repayment prior to account migration. Rate switch to 4.34% September2016.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗
1187	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	1,910.00	15-Mar-96	300	31-Mar-21	Further Advance	56.53	5.59	Repayment	Repayment	Y	N	Live	530.99	5,566.17	Repayment	Repayment	4.34	5,566.17	SVR Linked	13.06	0.00	N	N		Employed	Self-Employed	5,817.00	0.00	Semi Detached House	1935	Freehold	0	Y	1st	18,090.00	32,000.00	17-Oct-95	Physical	32,000.00	17-Oct-95	96,630.23	5.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1188	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	29,000.00	19-Jan-96	300	31-Jan-21	Purchase	60.42	5.54	Repayment	Repayment	N	N	Live	7,611.95	9,759.53	Repayment	Repayment	4.34	9,759.53	SVR Linked	194.39	0.00	N	N		Employed	Self-Employed	12,500.00	0.00	Detached House	1875	Feudal	0	N	1st	48,000.00	48,000.00	15-Dec-95	Physical	55,000.00	18-Apr-97	125,767.55	7.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
1189	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	8,000.00	4-Jun-97	288	30-Jun-21	Further Advance	60.42	5.59	Repayment	Repayment	N	N	Live	2,147.58	9,759.53	Repayment	Repayment	4.34	9,759.53	SVR Linked	49.75	0.00	N	N		Employed	Self-Employed	12,500.00	0.00	Detached House	1875	Feudal	0	N	1st	48,000.00	48,000.00	15-Dec-95	Physical	55,000.00	18-Apr-97	125,767.55	7.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-19			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1190	12 months PH	B	B	B	✗	✗	✓	RISK.55 - Title - Other Charges: Main Account - There is a charge registered in favour of Equifinance dated November 2016. RISK.33 - True IOCS Hold Out Marker: Main Account - Loan is flagged as True Interest Only. Flag set 7th August 2015. Loan matures May 2021. RISK.06 - Loan maturing in under 5 years not correctly managed: Loan matures May 2021. Main Account - Interest only letters sent May 13, Jun13, August 13. No letters since but likely one due. In view of this account appears to be correctly managed so far. However IOCS Holdout flag on the file so letters may be suppressed.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Main Account - Borrower payments to the account have been both sporadic in the last 12 months with no payments being made at all in October 2016, February 2017 and April 2017.		✓	✗	MISS.25 - KYC Missing - Known: Main Account - File build checklist confirms KYC documents not available. MISS.33 - Further advance documents missing - Known: Further Advance - File build checklist confirms no documents are available for the Further Advance.	CLS	UFSS	Bradford & Bingley (CBAS)	30,000.00	24-May-96	300	31-May-21	Remortgage	46.88	1.69	Interest Only	Endowment	N	N	Live	29,736.59	49,377.69	Interest Only	Unknown	4.34	49,377.69	SVR Linked	106.99	0.00	N	N		Employed		17,000.00		Flat or Apartment	1845	Feudal	0	N	1st	0.00	64,000.00	26-Mar-96	Physical	64,000.00	26-Mar-96	151,787.04	32.53	277.66	1	Bank Payment	Trying	Remain Static	Unknown	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
Loan matures May 2021. Main Account - Interest only letters sent May 13, Jun13, August 13. No letters since but likely one due. In view of this account appears to be correctly managed so far. However IOCS Holdout flag on the file so letters may be suppressed.
																																																																																																	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗
1191	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	20,000.00	22-Sep-03	216	30-Sep-21	Further Advance	46.88	5.04	Interest Only	Endowment	N	N	Live	19,641.10	49,377.69	Interest Only	Endowment	4.34	49,377.69	SVR Linked	70.66	0.00	N	N		Employed		17,000.00		Flat or Apartment	1845	Feudal	0	N	1st	0.00	64,000.00	26-Mar-96	Physical	64,000.00	26-Mar-96	151,787.04	32.53	277.66	1	Bank Payment														0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1192	12 months PH	B	B	A	✗	✗	✓	RISK.44 - Lending into Retirement Issue: Main Account - Borrower is currently 71 years old and will be 76 at loan maturity. However, in reality any risk is low. There is plenty of equity in the property with the current Loan To Value being approximately 31% and the vulnerability issue is bereavement which is not normally classified as long term. RISK.20 - Vulnerability - Mental health: Borrower flag on the system 6th October 2015 mental health, Borrower consent given. Regular reviews seen and Borrower treated appropriately.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Further Advance - Account was in credit from April 2015 to January 2017 (with no monthly payments being made) at which time the arrears credit balance expired. Account now 71.13 in arrears with arrangement set for normal monthly payment plus 56p from March 2017 to August 2018. However, last payment credited to account was 50.00 in July 2017.		✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for further advance, apart from valuation and offer.	CLS	UFSS	Bradford & Bingley (CBAS)	21,000.00	11-Dec-97	180	30-Sep-22	Remortgage	75.00	6.65	Interest Only	Endowment	N	N	Live	9,081.19	10,050.51	Repayment	Repayment	4.34	10,050.51	SVR Linked	162.21	0.00	N	N		Employed		12,500.00		Terraced House	1900	Freehold	0	N	1st	0.00	28,000.00	30-Jun-97	Physical	48,000.00	6-Aug-03	74,963.54	13.41	140.56	0	Bank Payment	Paying	No Current Arrears	Ill Health	ATP Active	ATP Additional	Unsupported								0			None				Y	16-Apr-14	1-Sep-16	PAP to REP	16-Apr-14	Multiple (Specify)	1-Sep-16
Rate switch to 4.34% on 1st September 2016. Term extended to 8 years 4 months 16th April 2014. Switched to repayment 16th April 2014 after period of forbearance when previously being transferred to part and part on 3rd October 2013.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1193	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	7,500.00	16-Sep-03	112	30-Sep-22	Further Advance	75.00	5.79	Repayment	Repayment	N	N	Live	969.32	10,050.51	Repayment	Repayment	4.34	10,050.51	SVR Linked	15.87	0.00	N	N		Employed		12,500.00		Terraced House	1900	Freehold	0	N	1st	0.00	28,000.00	30-Jun-97	Physical	48,000.00	6-Aug-03	74,963.54	13.41	71.13	4	Bank Payment														0			Temp switch to Part and Part	Switched to repayment 16th April 2014 after period of forbearance when previously being transferred to part and part on 3rd October 2013.			Y	16-Apr-14	1-Sep-16	PAP to REP	16-Apr-14	Multiple (Specify)	1-Jul-16
Rate switch to 4.34% on 1st September 2016. Term extended to 8 years 4 months 16th April 2014. Switched to repayment 16th April 2014 after period of forbearance when previously being transferred to part and part on 3rd October 2013.
																																																																																										N
1194	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Subsequent charge registered in favour of Wakefield County Council in April 2005.			✗	✗	INFO.11 - Loan Part Redeemed: Further Advance (sub-account 2, CER 1195) redeemed in January 2014. MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents for Further Advance, apart from valuation report, are available. MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	28,000.00	13-Mar-98	300	31-Mar-23	Purchase	98.25	5.95	Interest Only	Endowment	Y	N	Live	27,566.46	27,566.46	Interest Only	Endowment	4.34	27,566.46	SVR Linked	99.74	0.00	N	N		Employed		11,280.00		Semi Detached House	1930	Freehold	0	N	1st	37,500.00	28,500.00	31-Jan-91	Physical	38,500.00	28-Jan-98	109,743.79	25.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N						Letters sent in May 2013, June 2013, July 2013 and March 2016.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗
1195	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	3,500.00	30-Jan-04	120	31-Jan-14	Further Advance	98.25	5.59	Repayment	Repayment	Y	N	Redeemed	0.00	27,566.46	Repayment	Repayment	4.59	27,566.46	Redeemed	0	0.25	N	N	14-Jan-14	Employed		11,280.00		Semi Detached House	1930	Freehold	0	N	1st	37,500.00	28,500.00	31-Jan-91	Physical	38,500.00	28-Jan-98	109,743.79	25.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1196	12 months PH	B	A	A	✗	✓	✓
RISK.27 - CCA Remediation: In February 2015, the servicer sent a letter to the borrowers advising that some of the communications sent in respect of the CCA account did not comply with all the requirements prescribed by the CCA. The servicer had looked into whether there were any impact on this specific loan. The outcome was that the servicer advised that they would send revised annual statements for the period that the statements were not compliant between 1st July 2011 and 28th February 2015. They were not able to charge interest for this period or default charges. Interest charged during this period together with default charges were applied to the account in the sum of 2,901.68. This amount was credited the account on the 28th February 2017. The statements are not evident on the servicers system although it does not necessarily mean that these were not sent.

RISK.44 - Lending into Retirement Issue: Term takes both borrowers to age 74 at the end of the term. Although there was no evidence at underwriting stage that affordability beyond retirement had been assessed, the mortgage term ends in 8 months and as it is on a repayment basis the remaining balance is modest at 10,081. There is no indication that they have not been able to meet the payments even though both are now well past state retirement age or the age of 70 used as retirement age for this review. Whilst this is technically an exception it is not considered a material risk.

RISK.63 - Other Occupants: The application form dated 17th March 1998 stated that the borrowers son and daughter in law would be resident in the property. There is no condition in the mortgage offer dated 6th July 1998 specifying that they should sign the relevant disclaimer as occupiers.
											✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	47,150.00	30-Sep-98	108	28-Feb-18	Remortgage	72.54	5.19	Interest Only	Unknown	N	N	Live	2,741.16	10,021.88	Repayment	Repayment	4.34	10,021.88	SVR Linked	357.1	0.00	N	N		Employed	Unemployed	23,000.00	0.00	Semi Detached House	1950	Freehold	0	N	1st	0.00	65,000.00	20-Mar-98	Physical	65,000.00	20-Mar-98	185,281.72	5.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	27-Feb-13	Switch to Repayment	27-Feb-13	Switched to repayment 27th February 2013 at customers request.	Y	Litigation instructed 14th January 2013 but the arrears were cleared before a hearing date was obtained.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1197	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	20,000.00	5-Sep-05	240	31-Oct-22	Further Advance	72.54	5.59	Interest Only	Unknown	N	N	Live	7,280.72	10,021.88	Repayment	Repayment	4.34	10,021.88	SVR Linked	130.01	0.00	N	N		Employed	Unemployed	23,000.00	0.00	Semi Detached House	1950	Freehold	0	N	1st	0.00	65,000.00	20-Mar-98	Physical	65,000.00	20-Mar-98	185,281.72	5.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None							IO to REP	27-Feb-13	Switch to Repayment	27-Feb-13	Switched to interest only 27th February 2013 at customers request.	N
1198	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Bradford & Bingley (CBAS)	20,133.00	7-Dec-99	108	30-Apr-18	Remortgage	35.32	5.85	Interest Only	Endowment	N	N	Live	169.28	1,687.37	Repayment	Repayment	4.34	1,687.37	SVR Linked	17	0.00	N	N		Other		11,700.00		Semi Detached House	1935	Leasehold	990	N	1st	0.00	57,000.00	8-Jan-99	Physical	57,000.00	8-Jan-99	155,784.76	1.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	8-Apr-08		IO to REP	8-Apr-08	Switch to Repayment	8-Apr-08	Switch to repayment April 2008.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1199	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	13,500.00	14-Apr-08	120	30-Apr-18	Further Advance	35.32	5.99	Repayment	Repayment	N	N	Live	1,518.09	1,687.37	Repayment	Repayment	4.34	1,687.37	SVR Linked	142.16	0.00	N	N		Unemployed		11,700.00		Semi Detached House	1935	Leasehold	990	N	1st	0.00	57,000.00	8-Jan-99	Physical	57,000.00	8-Jan-99	155,784.76	1.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1200	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Second charge Endeavour Personal Finance dated 16th January 2004 in the sum of 1			✓	✗	MISS.33 - Further advance documents missing - Known: Further advance offer. File build checklist confirms this is not available.	CLS	UFSS	Bradford & Bingley (CBAS)	28,500.00	12-Aug-99	204	30-Jun-19	Purchase	95.00	5.60	Interest Only	Endowment	N	N	Live	2,618.74	7,695.29	Repayment	Repayment	4.34	7,695.29	SVR Linked	142.91	0.00	N	N		Employed	Employed	17,044.00	4,956.00	Terraced House	1920	Freehold	0	N	1st	30,000.00	30,000.00	7-Jul-99	Physical	40,000.00	21-Sep-99	107,531.38	7.16	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	24-Jun-05	24-Jun-05	IO to REP	24-Jun-05	Switch to Repayment	24-Jun-05	Switch to repayment and term extension.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1201	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	8,968.00	4-Oct-99	204	30-Jun-19	Further Advance	95.00	5.74	Repayment	Repayment	N	N	Live	5,076.55	7,695.29	Repayment	Repayment	4.34	7,695.29	SVR Linked	78.65	0.00	N	N		Employed	Employed	17,044.00	4,956.00	Terraced House	1920	Freehold	0	N	1st	30,000.00	30,000.00	7-Jul-99	Physical	40,000.00	21-Sep-99	107,531.38	7.16	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0															N
1202	12 months PH	B	A	A	✗	✓	✓	RISK.19 - Vulnerability - Severe or long term illness: As system notes dated May17 borrower has throat cancer. No further information. This has not impacted so far on the Borrowers ability to pay.			✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available. Further advances of 20k and 50k in February 2006 and November 2007, the only valuation found on file is dated March 2003.	CLS	UFSS	Mortgage Express	105,000.00	28-Jul-03	228	2-Dec-32	Remortgage	58.33	4.74	Repayment	Repayment	N	N	Live	64,564.06	127,848.04	Repayment	Repayment	2.25	127,848.04	Tracker	413.34	2.00	Y	N		Employed	Other	50,000.00	10,000.00	Cottage	1980	Freehold	0	N	1st	0.00	180,000.00	21-Mar-03	Physical	180,000.00	21-Mar-03	309,048.72	41.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	12-Nov-07				Term Extension	12-Nov-07
Loan originated in 2003 for 105k over 19 years. Further advance of 20K on 13th February 2006. Original loan and further advance Term extended to 25 years in November 2007 with maturity in 2032 and a new further advance of 50k maturing in 2022.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1203	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	20,000.00	13-Feb-06	197	30-Nov-32	Further Advance	58.33	6.25	Repayment	Repayment	N	N	Live	13,078.18	127,848.04	Repayment	Repayment	2	127,848.04	Tracker	82.21	1.75	Y	N		Employed	Other	50,000.00	10,000.00	Cottage	1980	Freehold	0	N	1st	0.00	180,000.00	21-Mar-03	Physical	180,000.00	21-Mar-03	309,048.72	41.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months		No Active ATP									0							Y	12-Nov-06						Remaining term of 14years and 8 months extended to 25 years on 12November 2007	N
1204	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	50,000.00	26-Nov-07	172	31-Mar-22	Further Advance	58.33	5.74	Interest Only	Unknown	N	N	Live	50,205.80	127,848.04	Interest Only	Sale of Property	2	127,848.04	Tracker	83.68	1.75	Y	N		Employed	Other	50,000.00	10,000.00	Cottage	1980	Freehold	0	N	1st	0.00	180,000.00	21-Mar-03	Physical	180,000.00	21-Mar-03	309,048.72	41.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N								N
1205	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Change from repayment to interest only in 2007, no repayment vehicle seen.			✓	✓		CLS	UFSS	Mortgage Express	164,700.00	20-Sep-04	300	2-Oct-29	Purchase	90.00	5.59	Repayment	Repayment	Y	N	Live	158,329.60	193,465.06	Interest Only	Unknown	2.25	193,465.06	Tracker	296.87	2.00	Y	N		Self-Employed		55,000.00		Bungalow	1965	Freehold	0	N	1st	183,000.00	183,000.00	15-Jun-04	Physical	225,000.00	24-Aug-07	315,100.98	61.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	23-Jul-07	Switch to Interest Only	23-Jul-07	Change from repayment to interest only in July 2007, no repayment vehicle seen.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1206	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	25,000.00	27-Feb-07	270	31-Aug-29	Further Advance	90.00	7.00	Interest Only	Unknown	N	N	Live	15,722.82	193,465.06	Repayment	Repayment	2	193,465.06	Tracker	121.41	1.75	Y	N		Self-Employed		55,000.00		Bungalow	1965	Freehold	0	N	1st	183,000.00	183,000.00	15-Jun-04	Physical	225,000.00	24-Aug-07	315,100.98	61.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP									0										REP to IO					N
1207	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	19,400.00	5-Sep-07	262	31-Jul-29	Further Advance	90.00	6.75	Interest Only	Unknown	N	N	Live	19,412.64	193,465.06	Interest Only	Unknown	2	193,465.06	Tracker	32.35	1.75	Y	N		Self-Employed		55,000.00		Bungalow	1965	Freehold	0	N	1st	183,000.00	183,000.00	15-Jun-04	Physical	225,000.00	24-Aug-07	315,100.98	61.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0															N
1208	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	127,000.00	27-Nov-03	216	2-Dec-21	Remortgage	70.56	5.54	Repayment	Repayment	N	N	Live	37,011.30	54,322.79	Repayment	Repayment	1.04	54,322.79	Tracker	714.79	0.79	N	N		Self-Employed	Employed	42,000.00	15,500.00	Semi Detached House	1951	Freehold	0	N	1st	0.00	180,000.00	4-Sep-03	Physical	215,000.00	22-Aug-06	357,156.91	15.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1209	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	23,000.00	7-Sep-05	194	30-Nov-21	Further Advance	70.56	6.25	Repayment	Repayment	N	N	Live	7,524.60	54,322.79	Repayment	Repayment	2	54,322.79	Tracker	148.45	1.75	Y	N		Self-Employed	Employed	42,000.00	15,500.00	Semi Detached House	1951	Freehold	0	N	1st	0.00	180,000.00	4-Sep-03	Physical	215,000.00	22-Aug-06	357,156.91	15.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1210	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	30,000.00	4-Sep-06	182	30-Nov-21	Further Advance	70.56	5.54	Repayment	Repayment	N	N	Live	9,786.89	54,322.79	Repayment	Repayment	1.04	54,322.79	Tracker	189.01	0.79	Y	N		Self-Employed	Other	42,000.00	15,500.00	Semi Detached House	1951	Freehold	0	N	1st	0.00	180,000.00	4-Sep-03	Physical	215,000.00	22-Aug-06	357,156.91	15.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1211	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: Further advance Offer sub account 2. File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	100,000.00	2-Mar-05	300	31-Mar-30	Purchase	88.89	5.89	Repayment	Repayment	N	N	Live	61,371.16	98,905.01	Repayment	Repayment	2.25	98,905.01	Tracker	461.77	2.00	Y	N		Self-Employed	Unknown	33,800.00	0.00	Semi Detached House	2005	Freehold	0	N	1st	112,500.00	112,500.00	9-Feb-05	Physical	140,000.00	24-Feb-06	121,555.48	81.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	1-Mar-08	Sub account 1 rate switch to 1.06% discount for 3 years with effect from 1st March 2008.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1212	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	27,000.00	8-Mar-06	289	30-Apr-30	Further Advance	88.89	6.25	Interest Only	Unknown	N	N	Live	27,316.64	98,905.01	Interest Only	Unknown	2	98,905.01	Tracker	45.53	1.75	Y	N		Self-Employed	Unknown	33,800.00	0.00	Semi Detached House	2005	Freehold	0	N	1st	112,500.00	112,500.00	9-Feb-05	Physical	140,000.00	24-Feb-06	121,555.48	81.37	0.00	0	Direct Debit					No Active ATP									0			None				N					None			N
1213	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	10,000.00	27-Jun-07	270	31-Dec-29	Further Advance	88.89	7.25	Interest Only	Unknown	N	N	Live	10,217.21	98,905.01	Interest Only	Unknown	2	98,905.01	Tracker	17.03	1.75	Y	N		Self-Employed	Unknown	33,800.00	0.00	Semi Detached House	2005	Freehold	0	N	1st	112,500.00	112,500.00	9-Feb-05	Physical	140,000.00	24-Feb-06	121,555.48	81.37	0.00	0	Direct Debit					No Active ATP									0			None				N					None			N
1214	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Main loan - sub account 1 - switched to interest only 11th April 2007. There is no evidence of a suitable repayment vehicle being provided. In addition a recent interest only campaign call on 7th January 2016 was not able to make contact to discuss current strategy. Therefore there is no recorded strategy in place to pay the outstanding balance on the main loan. The 2 sub accounts 2 and 3 are both on repayment basis.			✓	✓		CLS	UFSS	Mortgage Express	106,600.00	2-Jun-05	300	30-Jun-30	Remortgage	88.83	5.59	Repayment	Repayment	N	N	Live	104,557.59	121,919.38	Interest Only	Unknown	2.25	121,919.38	Tracker	196.05	2.00	Y	N		Employed	Employed	26,000.00	17,400.00	Detached House	1970	Freehold	0	N	1st	120,000.00	120,000.00	4-May-05	Physical	150,000.00	2-Jul-07	152,334.82	80.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	11-Apr-07	Switch to Interest Only	11-Apr-07	Main loan - sub account 1 - switched to interest only. Sub accounts 2 and 3 unaffected. No evidence of a suitable repayment vehicle given at time.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1215	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	12,900.00	16-Oct-06	284	30-Jun-30	Further Advance	88.83	6.50	Repayment	Repayment	N	N	Live	8,370.75	121,919.38	Repayment	Repayment	2	121,919.38	Tracker	60.9	1.75	Y	N		Employed	Employed	26,000.00	17,400.00	Detached House	1970	Freehold	0	N	1st	120,000.00	120,000.00	4-May-05	Physical	150,000.00	2-Jul-07	152,334.82	80.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1216	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	13,800.00	9-Jul-07	272	31-Mar-30	Further Advance	88.83	7.25	Repayment	Repayment	N	N	Live	8,991.04	121,919.38	Repayment	Repayment	2	121,919.38	Tracker	66.53	1.75	Y	N		Employed	Employed	26,000.00	17,400.00	Detached House	1970	Freehold	0	N	1st	120,000.00	120,000.00	4-May-05	Physical	150,000.00	2-Jul-07	152,334.82	80.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1217	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Since 2013, unpaid ground rents have been charged by way of sub accounts being created. In this loan case this has resulted in the creation of sub-accounts 2 (CER 1218) and 3 (CER 1219). Sub-account 2 was created on 7th March 2016 for 840.54 and sub-account 3 on 28th April 2016 for 946.56. Upon the charging of the ground rent to the main account or the creation of a sub account a 30.00 administration fee is charged to the main account on each occasion. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success before sub accounts created. However, ground rent annual charges have not been applied to either sub account as sub-account 2 was fully repaid on 22nd July 2016 and sub-account 3 was also fully repaid 22nd July 2016.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Arrears shown in account historically were relating to an error in the apportionment of a payment made on 29th April 2016 to clear the full balances on sub-accounts 2 and 3 which were in respect of unpaid ground rent accounts. Late payments were seen in December 2016 with 49 paid 30th December 2016 and a balance payment of 200 made 3rd January 2017. Further late payment was made in February 2017 with 49 paid 28th February 2017 and balance of 200 paid 2nd March 2017. Borrower is self employed and has 3 other BTL properties and experienced delays in receipt of wages and tenants not paying rents on time. Borrower has declined to make payment by Direct Debit and makes bank and card payments to cover monthly payments due.
											✗	✓
INFO.04 - Reperforming case servicing notes: Account went 3 months in arrears in July 2016 due to an error in the apportionment of a payment received 29th April 2016 that was meant to clear to sub-accounts that related to previously unpaid ground rents. This resulted in an under and over adjustment being required on 2nd September 2016 to include interest over charged and to clear arrears. Fees of 40 were charged monthly through to September 2016, until the account was brought back to less than 2 months in arrears however, these were refunded after the under and over adjustment made on 2nd September 2016. No additional fees were to the account as no Solicitors were never instructed for Litigation proceedings. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.

INFO.11 - Loan Part Redeemed: Sub-account 2 (CER 1218) and sub-account 3 (CER 1219) redeemed in full on 22nd of July 2016; no further fees were charged to either account.
														CLS	UFSS	Mortgage Express	132,300.00	8-Dec-05	300	31-Dec-30	Purchase	82.69	5.15	Interest Only	Investment	N	N	Live	132,800.13	132,800.13	Interest Only	Investment	2.25	132,800.13	Tracker	249	2.00	Y	N		Self-Employed		86,360.00		Flat or Apartment	0	Leasehold	999	N	1st	147,000.00	160,000.00	3-Oct-05	Physical	160,000.00	3-Oct-05	277,400.83	47.87	0.00	0	Bank Payment	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1218	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	0.00	7-Mar-16	0	31-Dec-30	Ground Rent	82.69	2.50	Interest Only	Unknown	N	N	Redeemed	0.00	132,800.13	Interest Only	Investment	2.5	132,800.13	Redeemed	0	2.25	Y	N	22-Jul-16	Self-Employed		86,360.00		Flat or Apartment	0	Leasehold	999	N	1st	147,000.00	160,000.00	3-Oct-05	Physical	160,000.00	3-Oct-05	277,400.83	47.87	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1219	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	946.56	28-Apr-16	0	31-Dec-30	Ground Rent	82.69	5.15	Interest Only	Unknown	N	N	Redeemed	0.00	132,800.13	Interest Only	Investment	2.5	132,800.13	Redeemed	0	2.25	Y	N	22-Jul-16	Self-Employed		86,360.00		Flat or Apartment	0	Leasehold	999	N	1st	147,000.00	160,000.00	3-Oct-05	Physical	160,000.00	3-Oct-05	277,400.83	47.87	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1220	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Sub account 3 relates to an unpaid ground rent account and was originally set up on 7th January 2016 for 2444.00. Upon the creation of the sub account a 30.00 administration fee is charged to the main account. Borrower was chased by way of letter and phone to attempt to get borrower to meet commitment, but without success. Ground rent annual charge have been applied to the main account balance for the outstanding balance, for sub account 3 of 67.64 on 3rd February 2017.

RISK.37 - Principal Borrower no longer resides: Alternative correspondence address recorded for borrower although unclear from system notes as to when correspondence address registered and therefore how long borrower not residing.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower suspended Direct debit payments in April 2016 following rejection of Direct Debit request for all 3 sub accounts on 5th April 2016. Manual bank payments were made between May 2016 and January 2017 when Direct Debit payments were reinstated. Late payments were seen in June and August 2016 to all sub accounts 1,2 & 3, borrower made additional bank payments payments during this period to bring payments up to date. Prior to cancellation of Direct debit the Sub accounts 1 and 2 main account and further advance were both in credit, so no arrears were seen during bank payments. Borrower advised that child maintenance issue and change of pay dates caused the temporary suspension of Direct Debit payments.
											✓	✓		CLS	UFSS	Mortgage Express	126,000.00	27-Jul-06	300	31-Jul-31	Remortgage	90.00	4.99	Interest Only	Investment	N	N	Live	127,208.45	155,864.93	Interest Only	Investment	2.25	155,864.93	Tracker	238.52	2.00	Y	N		Employed		45,000.00		Flat or Apartment	1990	Leasehold	999	N	1st	140,000.00	140,000.00	30-Jun-06	Physical	170,000.00	19-Oct-07	221,189.39	70.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1221	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	26,000.00	2-Nov-07	284	31-Jul-31	Further Advance	90.00	4.99	Interest Only	Unknown	N	N	Live	26,196.90	155,864.93	Interest Only	Unknown	2	155,864.93	Tracker	43.66	1.75	Y	N		Employed		45,000.00		Flat or Apartment	1990	Leasehold	999	N	1st	140,000.00	140,000.00	30-Jun-06	Physical	170,000.00	19-Oct-07	221,189.39	70.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1222	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	2,444.00	7-Jan-16	0	31-Jul-31	Ground Rent	90.00	2.25	Interest Only	Unknown	N	N	Live	2,459.58	155,864.93	Interest Only	Investment	2.25	155,864.93	Tracker	4.61	2.00	Y	N		Employed		45,000.00		Flat or Apartment	1990	Leasehold	999	N	1st	140,000.00	140,000.00	30-Jun-06	Physical	170,000.00	19-Oct-07	221,189.39	70.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1223	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	171,000.00	27-Jul-06	300	31-Jul-31	Purchase	90.00	5.49	Interest Only	Investment	N	N	Live	172,257.78	183,805.03	Interest Only	Investment	2.25	183,805.03	Tracker	322.99	2.00	Y	N		Self-Employed		56,500.00		Maisonette	1935	Leasehold	999	N	1st	190,000.00	190,000.00	7-Dec-05	Physical	220,000.00	10-Jul-08	369,120.24	49.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1224	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	7,703.00	14-Mar-07	291	30-Jun-31	Further Advance	90.00	6.25	Interest Only	Unknown	N	N	Live	8,040.42	183,805.03	Interest Only	Unknown	2	183,805.03	Tracker	13.4	1.75	Y	N		Self-Employed		56,500.00		Maisonette	1935	Leasehold	999	N	1st	190,000.00	190,000.00	7-Dec-05	Physical	220,000.00	10-Jul-08	369,120.24	49.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0		Unknown					N					None			N
1225	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	5,000.00	24-Jul-08	273	30-Apr-31	Further Advance	90.00	6.75	Interest Only	Unknown	N	N	Live	3,506.83	183,805.03	Repayment	Repayment	2	183,805.03	Tracker	24.05	1.75	Y	N		Self-Employed		56,500.00		Maisonette	1935	Leasehold	999	N	1st	190,000.00	190,000.00	7-Dec-05	Physical	220,000.00	10-Jul-08	369,120.24	49.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1226	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Historically ground rents were charged to the main loan account. These were 1063.77 on 5th September 2008, 953.36 on 5th October 2009 and 1427.74 on 10th August 2010. Subsequently the ground rents have been charged by sub accounts being created. Sub accounts 2 and 3 both relate to ground rent accounts and originally sub account 2 created 31st December 2014 for 1280.50 and sub account 3 created on 4th October 2016 for 1820.74. Upon the charging of the ground rent to the main account or the creation of a sub account a 30.00 administration fee is charged to the main account on each occasion. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges have been applied as follows to the main account balance for the outstanding balance, for sub account 2, 38.50 on 5th January 2016 and 35.27 on 4th January 2017. There have to date been no annual charges required for Sub Account 3.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No bank payment received for July 2016. Bank payment received 1st August 2016 cleared Julys payment. No bank payment made February 2017. Bank payment received 1st March cleared Februarys payment. No bank payment received in April 2017. 3 bank payments received 2nd May 2017 cleared Aprils payments. Account currently up to date so issue appears to be payments due at the end of the month being received early in the following month		✓	✓		CLS	UFSS	Mortgage Express	209,700.00	12-Dec-06	240	31-Dec-26	Remortgage	90.00	5.33	Interest Only	Investment	N	N	Live	215,153.71	218,253.22	Interest Only	Investment	2.25	218,253.22	Tracker	403.64	2.00	Y	N		Self-Employed		65,000.04		Flat or Apartment	2005	Leasehold	123	N	1st	233,000.00	233,000.00	22-Nov-06	Physical	233,000.00	22-Nov-06	324,493.79	67.26	0.00	0	Bank Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1227	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,280.50	31-Dec-14	0	31-Dec-26	Ground Rent	90.00	2.50	Interest Only	Investment	N	N	Live	1,278.44	218,253.22	Interest Only	Investment	2.25	218,253.22	Tracker	2.4	2.00	Y	N		Self-Employed		65,000.04		Flat or Apartment	2005	Leasehold	115	N	1st	233,000.00	233,000.00	22-Nov-06	Physical	233,000.00	22-Nov-06	324,493.79	67.26	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1228	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,820.74	4-Oct-16	0	31-Dec-26	Ground Rent	90.00	5.33	Interest Only	Investment	N	N	Live	1,821.07	218,253.22	Interest Only	Investment	2.25	218,253.22	Tracker	3.42	2.00	Y	N		Self-Employed		65,000.04		Flat or Apartment	0	Leasehold	999	N	1st	233,000.00	233,000.00	22-Nov-06	Physical	233,000.00	22-Nov-06	324,493.79	67.26	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1229	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Successful address trace on borrower recorded 4th March 2013 and this is address shown on system for borrower, this was the result of freeholders advising that property was tenanted and mail being returned. However, this address appears no longer valid as returned mail still noted several times on servicer notes with the most recent being 6th December 2012 and 1st April 2016.

RISK.66 - Unauthorised Tenancy: Freeholders advised servicer 4th March 2011 that property tenanted. Breach letters sent 7th April 2011 and 6th May 2011. Warning marker for unauthorised letting then placed on account 9th June 2011. However, there is no record of a field agent being instructed to verify current occupancy arrangement at any point and as such this is currently unclear.

RISK.61 - Ground Rent Debited: Historically ground rents were charged to the main loan account. These were on 500.00 on 8th June 2009 and 400.00 on 15th March 2011. Subsequently the ground rents have been charged by sub accounts being created. Sub accounts 2 and 3 both relate to ground rent accounts and were originally sub account 2 on 2nd September 2014 for 600.00 and sub account 3 on 19th May 2017 for 544.12. Upon the charging of the ground rent to the main account or the creation of a sub account a 30.00 administration fee is charged to the main account on each occasion. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges applied as follows, for sub account 2, 18.04 on 24th October 2015 and 16.56 on 17th October 2016. There have to date been no annual charges required for Sub Account 3.
											✓	✓		CLS	UFSS	Mortgage Express	116,995.00	11-Apr-07	300	30-Apr-32	Purchase	90.00	5.79	Interest Only	Investment	N	N	Live	120,064.74	121,210.41	Interest Only	Investment	2.25	121,210.41	Tracker	225.07	2.00	Y	N		Employed		48,000.00		Terraced House	2007	Leasehold	123	N	1st	129,995.00	129,995.00	23-Mar-07	Physical	129,995.00	23-Mar-07	137,221.92	88.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only campaign call made once 1st August 2016. No other review undertaken.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1230	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	600.00	2-Sep-14	0	30-Apr-32	Ground Rent	90.00	2.50	Interest Only	Unknown	N	N	Live	601.16	121,210.41	Interest Only	Investment	2.25	121,210.41	Tracker	1.13	2.00	Y	N		Employed		48,000.00		Terraced House	2007	Leasehold	123	N	1st	129,995.00	129,995.00	23-Mar-07	Physical	129,995.00	23-Mar-07	137,221.92	88.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1231	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	544.12	19-May-17	0	30-Apr-32	Ground Rent	90.00	2.25	Interest Only	Unknown	N	N	Live	544.51	121,210.41	Interest Only	Investment	2.25	121,210.41	Tracker	1.02	2.00	Y	N		Employed		48,000.00		Terraced House	207	Leasehold	123	N	1st	129,995.00	129,995.00	23-Mar-07	Physical	129,995.00	23-Mar-07	137,221.92	88.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1232	12 months PH	A	A	A	✓	✓	✓				✗	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for further advances. INFO.11 - Loan Part Redeemed: Sub-account 2 (CER 1233) redeemed. Main account (CER 1232) and another sub-account (CER 1234) are still live.	CLS	UFSS	Bradford & Bingley (CBAS)	12,090.00	18-Sep-95	300	30-Sep-20	Purchase	44.78	3.15	Interest Only	Endowment	Y	N	Live	3,729.05	5,366.39	Repayment	Repayment	4.34	5,366.39	SVR Linked	104.72	0.00	N	N		Employed		8,840.00		Semi Detached House	1955	Freehold	0	Y	1st	12,090.00	27,000.00	4-Aug-95	Physical	27,000.00	4-Aug-95	77,336.61	6.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1233	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	1,000.00	12-Jul-96	300	31-Jul-21	Further Advance	44.78	5.59	Interest Only	Endowment	Y	N	Redeemed	0.00	5,366.39	Interest Only	Endowment	4.59	5,366.39	Redeemed	0	0.25	N	N	10-Apr-14	Employed		8,840.00		Semi Detached House	1955	Freehold	0	Y	1st	12,090.00	27,000.00	4-Aug-95	Physical	27,000.00	4-Aug-95	77,336.61	6.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1234	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	5,000.00	25-Sep-03	216	30-Sep-21	Further Advance	44.78	5.59	Repayment	Repayment	Y	N	Live	1,637.34	5,366.39	Repayment	Repayment	4.34	5,366.39	SVR Linked	35.88	0.00	N	N		Employed		8,840.00		Semi Detached House	1955	Freehold	0	Y	1st	12,090.00	27,000.00	4-Aug-95	Physical	27,000.00	4-Aug-95	77,336.61	6.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1235	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for both further advances.	CLS	UFSS	Bradford & Bingley (CBAS)	31,825.00	15-Dec-95	300	31-Dec-20	Purchase	95.00	6.24	Interest Only	Endowment	Y	N	Live	11,499.27	18,135.52	Repayment	Repayment	4.34	18,135.52	SVR Linked	301.38	0.00	N	N		Employed		31,750.00		Bungalow	1960	Freehold	0	N	1st	33,500.00	33,500.00	28-Nov-95	Physical	45,000.00	23-Feb-96	135,154.26	13.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	7-Dec-09	Rate Switch	1-Sep-16	Switch from Interest Only to Repayment - December 2009. Rate Switch to 4.34% in September 2016.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1236	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	5,600.00	1-Apr-96	300	30-Apr-21	Further Advance	95.00	5.59	Repayment	Repayment	Y	N	Live	2,211.44	18,135.52	Repayment	Repayment	5.34	18,135.52	SVR Linked	54.51	1.00	N	N		Employed		31,750.00		Bungalow	1960	Freehold	0	N	1st	33,500.00	33,500.00	28-Nov-95	Physical	45,000.00	23-Feb-96	135,154.26	13.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 5.34%	N
1237	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	15,000.00	14-Sep-05	183	31-Dec-20	Further Advance	95.00	5.59	Repayment	Repayment	Y	N	Live	4,424.81	18,135.52	Repayment	Repayment	4.34	18,135.52	SVR Linked	115.97	0.00	N	N		Employed		31,750.00		Bungalow	1960	Freehold	0	N	1st	33,500.00	33,500.00	28-Nov-95	Physical	45,000.00	23-Feb-96	135,154.26	13.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1238	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: There is charge in favour of Savjani Partnership registered in July 2000.			✓	✗	MISS.29 - All documents missing - Known: File build checklist confirms no documents are available for all accounts.	CLS	UFSS	Bradford & Bingley (CBAS)	50,000.00	12-Jul-96	300	28-Feb-22	Purchase	53.76	5.99	Repayment	Repayment	Y	N	Live	7,821.71	30,786.27	Repayment	Repayment	4.34	30,786.27	SVR Linked	200.48	0.00	N	N		Self-Employed		31,141.00		Detached House	1930	Freehold	0	N	1st	93,000.00	93,000.00	1-May-96	Physical	98,000.00	12-Aug-99	291,260.22	10.57	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
1239	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	26,200.00	29-Jul-03	228	31-Jul-22	Further Advance	53.76	5.59	Repayment	Repayment	Y	N	Live	16,626.39	30,786.27	Repayment	Repayment	4.34	30,786.27	SVR Linked	181.1	0.00	N	N		Self-Employed		31,141.00		Detached House	1930	Freehold	0	N	1st	93,000.00	93,000.00	1-May-96	Physical	98,000.00	12-Aug-99	291,260.22	10.57	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1240	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	10,000.00	6-Nov-03	225	31-Aug-22	Further Advance	53.76	5.59	Repayment	Repayment	Y	N	Live	6,338.17	30,786.27	Repayment	Repayment	4.34	30,786.27	SVR Linked	71.4	0.00	N	N		Self-Employed		31,141.00		Detached House	1930	Freehold	0	N	1st	93,000.00	93,000.00	1-May-96	Physical	98,000.00	12-Aug-99	291,260.22	10.57	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1241	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	160,443.00	10-Jul-03	288	2-Aug-27	Purchase	89.14	4.74	Interest Only	Endowment	N	N	Live	196,711.10	244,762.05	Interest Only	Endowment	2.25	244,762.05	Tracker	368.84	2.00	Y	N		Employed	Employed	22,000.00	45,000.00	Semi Detached House	1893	Freehold	0	N	1st	178,270.00	180,000.00	26-Jan-04	Physical	350,000.00	13-Nov-06	368,949.81	66.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1242	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	25,000.00	15-Nov-05	261	31-Aug-27	Further Advance	89.14	6.25	Interest Only	Investment	N	N	Live	25,144.16	244,762.05	Interest Only	Investment	2	244,762.05	Tracker	41.91	1.75	Y	N		Employed	Other	22,000.00	45,000.00	Semi Detached House	1893	Freehold	0	N	1st	178,270.00	180,000.00	26-Jan-04	Physical	350,000.00	13-Nov-06	368,949.81	66.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N					None			N
1243	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	5,000.00	21-Nov-06	248	31-Jul-27	Further Advance	89.14	6.75	Interest Only	Endowment	N	N	Live	5,406.72	244,762.05	Interest Only	Investment	2	244,762.05	Tracker	9.01	1.75	Y	N		Employed	Other	22,000.00	45,000.00	Semi Detached House	1893	Freehold	0	N	1st	178,270.00	180,000.00	26-Jan-04	Physical	350,000.00	13-Nov-06	368,949.81	66.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP										0			None				N								N
1244	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	30,000.00	3-Mar-08	230	31-May-27	Further Advance	89.14	7.00	Repayment	Repayment	N	N	Live	17,500.07	244,762.05	Repayment	Repayment	2	244,762.05	Tracker	161.79	1.75	Y	N		Employed	Other	22,000.00	45,000.00	Semi Detached House	1893	Freehold	0	N	1st	178,270.00	180,000.00	26-Jan-04	Physical	350,000.00	13-Nov-06	368,949.81	66.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None												N
1245	12 months PH	B	B	A	✗	✗	✓	RISK.30 - BKO / IVA Post-Completion: IVA approved 10th July 2013. Report and update received from Grant Thornton. No payment received November 2013 but overall, this does not appear to have had any material affect on the conduct of the account.
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payment received in February 2017. Due to previous overpayments the account remained less than 1 month in arrears. Reason for arrears given as prioritisation of other commitments. Borrower advised that this was a one off situation.  Overpayments received in March 2017 leaving the account 54.14 in advance of payment as at 31st March 2017. No payment received in June 2017 leaving the account 313.89 in arrears at 30th June 2017. Less than 1 month in arrears with instalment due being 415.99. No contact with borrower seen at time of review.
											✓	✓		CLS	UFSS	Mortgage Express	175,500.00	1-Apr-05	300	30-Apr-30	Purchase	90.00	5.89	Interest Only	Investment	N	N	Live	177,124.40	227,856.98	Interest Only	Investment	2.25	227,856.98	Tracker	331.56	2.00	Y	N		Self-Employed		56,500.00		Terraced House	1935	Freehold	0	N	1st	195,000.00	195,000.00	7-Feb-05	Physical	285,000.00	28-Sep-07	399,127.91	57.09	313.89	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1246	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	20,000.00	8-Aug-06	284	30-Apr-30	Further Advance	90.00	6.50	Interest Only	Unknown	N	N	Live	20,432.16	227,856.98	Interest Only	Unknown	2	227,856.98	Tracker	34	1.75	Y	N		Self-Employed		56,500.00		Terraced House	1935	Freehold	0	N	1st	195,000.00	195,000.00	7-Feb-05	Physical	285,000.00	28-Sep-07	399,127.91	57.09	313.89	0	Bank Payment					No Active ATP	No ATP								0			None				N					None			N
1247	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	24,000.00	8-Oct-07	268	28-Feb-30	Further Advance	90.00	7.50	Interest Only	Unknown	N	N	Live	24,080.69	227,856.98	Interest Only	Unknown	2	227,856.98	Tracker	40.08	1.75	Y	N		Self-Employed		56,500.00		Terraced House	1935	Freehold	0	N	1st	195,000.00	195,000.00	7-Feb-05	Physical	285,000.00	28-Sep-07	399,127.91	57.09	313.89	0	Bank Payment					No Active ATP	No ATP								0			None				N					None			N
1248	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	6,000.00	4-Jan-08	267	30-Apr-30	Further Advance	90.00	7.25	Interest Only	Unknown	N	N	Live	6,219.73	227,856.98	Interest Only	Unknown	2	227,856.98	Tracker	10.35	1.75	Y	N		Self-Employed		56,500.00		Terraced House	1935	Freehold	0	N	1st	195,000.00	195,000.00	7-Feb-05	Physical	285,000.00	28-Sep-07	399,127.91	57.09	313.89	0	Bank Payment					No Active ATP	No ATP								0			None				N					None			N
1249	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Historically ground rents were charged to the main loan account. These were on 3113.74 on 27th July 2010, 617.86 on 22nd August 2011, 2922.80 on 10th January 2012, 2103.35 on 19th July 2012. Subsequently the ground rents have been charged by sub accounts being created. Sub accounts 2, 3 and 4 all relate to ground rent accounts and were originally sub account 2 on 7th October 2013 for 606.00, sub account 3 on 28th April 2015 for 1878.49 and further additional 600.00 added to the balance of sub account 3 on 3rd June 2015 and sub account 4 on 13th August 2015 for 735.96. Upon the charging of the ground rent to the main account or the creation of a sub account a 30.00 administration fee is charged to the main account on each occasion. Borrower was chased on each occasion by way of letter and phone to attempt to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges applied as follows, for sub account 2, 18.32 on 27th November 2014, 18.17 on 11th November 2015 and 2nd November 2016. For sub account 3, 74.41 on 17th May 2016 and 68.23 on 18th May 2017. For sub account 4, 20.31 on 6th September 2016.

RISK.36 - Borrower whereabouts unknown: Case note 25th May 2013 states that borrower had to give up work as spouse had taken children out of country and borrower had to try and sort this out. A subsequent field agent visit on 12th November 2015 highlighted that the property was tenanted. Whilst subsequent letter have threatened the use of further field agents there is no evidence these were ever instructed. It is unclear from the system notes therefore as to whether borrower is now working and also whether is residing at the security. A trace enquiry was made 18th January 2016 and returned report as unsuccessful. System still shows correspondence address as being the security. Small overpayments are currently being made to clear arrears.

RISK.66 - Unauthorised Tenancy: A field agent visit on 12th November 2015 highlighted that the property was tenanted. It is unclear from the system notes therefore as to whether borrower is now residing at the security. A trace enquiry was made 18th January 2016 and returned report as unsuccessful. Potentially property remains tenanted.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Nominal shortfall in payments due under the main and three sub accounts in July and August 2016 by 1.98 on main account, 1p on sub account 2, 3p on sub account 3 and 1p on sub account 4. A total shortfall of 2.03 across all accounts. This was addressed from September 2016 and whilst no formal arrangement to pay is recorded, the borrower has been remitting in excess of contractual monthly payment since. The individual overpayments on the accounts are currently on main account 37.77, sub account 2 by 12p, sub account 3 by 49p and sub account 4 by 15p. The current overpayment of 38.53 has reduced arrears to 20.84 as at 30th June 2017 and should therefore clear all arrears by 31st July 2017. Current arrears or credit balances on individual accounts are, main account of 27.65, sub account 2 of -2.37, sub account 3 of -4.61 and sub account 4 of 17p.
											✓	✓		CLS	UFSS	Mortgage Express	173,880.00	27-Jun-05	300	30-Jun-30	Purchase	90.00	5.89	Interest Only	Unknown	Y	N	Live	188,894.34	192,711.39	Interest Only	Endowment	2.25	192,711.39	Tracker	354.32	2.00	Y	N		Self-Employed		57,500.00		Flat or Apartment	2005	Leasehold	124	N	1st	193,200.00	194,000.00	30-Mar-05	Physical	194,000.00	30-Mar-05	303,346.78	63.53	20.84	0	Bank Payment	Paying	Decrease	Unemployed	No ATP	No Active ATP	No ATP					12-Nov-15		Field agent visit 12th November 2015 highlighted that the property was tenanted. Stated that current tenancy expired 8th March 2016. There has been no further field agent activity since.	0			None				N		15-May-08			Rate Switch	15-May-08	Rate switch agreed and formal offer issued to amend rate to 3 year fixed at 6.69 to with effect from 15th May 2008.	Y
At hearing 9th February 2011 a 28 day PO granted and enforceable 9th March 2011. Whilst a number of enforcements have been sought in the interim the most recent enforcement warrant was granted 26th November 2014. Following appeals the eviction was set for 27th February 2015. However, this was cancelled on the 27th February 2015 upon payment of 500.00 and arrangement to pay being agreed. No subsequent enforcement action taken.
																																																																																												Unknown	9-Feb-11
At hearing 9th February 2011 a 28 day PO granted and enforceable 9th March 2011. Whilst a number of enforcements have been sought in the interim the most recent enforcement warrant was granted 26th November 2014. Following appeals the eviction was set for 27th February 2015. However, this was cancelled on the 27th February 2015 upon payment of 500.00 and arrangement to pay being agreed. No details of the arrangement and end date however are noted. It is noted however, that arrears should be cleared as at 31st July 2017. No subsequent enforcement action taken.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1250	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	606.00	7-Oct-13	0	30-Jun-30	Ground Rent	89.63	2.50	Interest Only	Unknown	N	N	Live	604.56	192,711.39	Interest Only	Endowment	2.25	192,711.39	Tracker	1.13	2.00	Y	N		Self-Employed		57,500.00		Flat or Apartment	2005	Leasehold	124	N	1st	193,200.00	194,000.00	30-Mar-05	Physical	194,000.00	30-Mar-05	303,346.78	63.53	20.84	0	Bank Payment	Paying	Decrease	Unemployed	No ATP	No Active ATP	No ATP								0			None				N					None			Y
1251	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,878.49	28-Apr-15	0	30-Jun-30	Ground Rent	89.63	2.50	Interest Only	Unknown	N	N	Live	2,475.37	192,711.39	Interest Only	Endowment	2.25	192,711.39	Tracker	4.64	2.00	Y	N		Self-Employed		57,500.00		Flat or Apartment	2005	Leasehold	124	N	1st	193,200.00	194,000.00	30-Mar-05	Physical	194,000.00	30-Mar-05	303,346.78	63.53	20.84	0	Bank Payment	Paying	Decrease	Unemployed	No ATP	No Active ATP	No ATP								0			None				N					None			Y
1252	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	735.96	13-Aug-15	0	30-Jun-30	Ground Rent	89.63	2.50	Interest Only	Unknown	N	N	Live	737.12	192,711.39	Interest Only	Endowment	2.25	192,711.39	Tracker	1.38	2.00	Y	N		Self-Employed		57,500.00		Flat or Apartment	2005	Leasehold	124	N	1st	193,200.00	194,000.00	30-Mar-05	Physical	194,000.00	30-Mar-05	303,346.78	63.53	20.84	0	Bank Payment	Paying	Decrease	Unemployed	No ATP	No Active ATP	No ATP								0			None				N					None			Y
1253	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Recent post returned marked gone away 8th May 2017, also previously 31st August 2016, 12 August 2015 and 1st October 2015. It is therefore unclear whether borrower is residing at the security. No evidence that a trace has been requested or that a field agent has been instructed to establish occupancy. No current impact on payments.			✓	✓		CLS	UFSS	Mortgage Express	250,000.00	30-Jun-05	372	30-Jun-36	Purchase	75.76	5.65	Interest Only	Unknown	N	N	Live	250,582.98	400,260.79	Interest Only	Investment	2.25	400,260.79	Tracker	469.85	2.00	Y	N		Self-Employed		100,000.00		Semi Detached House	1898	Freehold	0	N	1st	330,000.00	330,000.00	24-Mar-05	Physical	460,000.00	4-Feb-08	609,413.64	65.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	1-Jan-07	Main account subject to rate switch to 5.39 and sub account 2 to 6.0, both as at 1st January 2007. Full offer on file. No other changes to accounts made.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1254	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	90,000.00	11-Dec-06	352	30-Apr-36	Further Advance	75.76	6.00	Interest Only	Unknown	N	N	Live	90,469.00	400,260.79	Interest Only	Unknown	2	400,260.79	Tracker	150.78	1.75	Y	N		Self-Employed		100,000.00		Semi Detached House	1898	Freehold	0	N	1st	330,000.00	330,000.00	24-Mar-05	Physical	460,000.00	4-Feb-08	609,413.64	65.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y					None			N
1255	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	25,400.00	11-Feb-08	338	30-Apr-36	Further Advance	75.76	7.25	Interest Only	Unknown	N	N	Live	25,603.52	400,260.79	Interest Only	Unknown	2	400,260.79	Tracker	42.67	1.75	Y	N		Self-Employed		100,000.00		Semi Detached House	1898	Freehold	0	N	1st	330,000.00	330,000.00	24-Mar-05	Physical	460,000.00	4-Feb-08	609,413.64	65.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y					None			N
1256	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	33,400.00	20-Feb-08	338	30-Apr-36	Further Advance	75.76	7.00	Interest Only	Unknown	N	N	Live	33,605.29	400,260.79	Interest Only	Unknown	2	400,260.79	Tracker	56.01	1.75	Y	N		Self-Employed		100,000.00		Semi Detached House	1898	Freehold	0	N	1st	330,000.00	330,000.00	24-Mar-05	Physical	460,000.00	4-Feb-08	609,413.64	65.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1257	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: There is a subsequent charge in favour of HFC Bank, registered in April 2000.			✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for all of the further advances.	CLS	UFSS	Bradford & Bingley (CBAS)	58,000.00	26-Sep-97	300	30-Sep-22	Purchase	67.44	7.70	Interest Only	Endowment	N	N	Live	57,538.86	89,287.70	Interest Only	Endowment	4.34	89,287.70	SVR Linked	208.18	0.00	N	N		Employed	Employed	31,000.00	10,500.00	Detached House	1995	Freehold	0	N	1st	86,000.00	86,000.00	28-Jul-97	Physical	200,000.00	23-Jun-05	214,825.27	41.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N						Loan has just over 5 years to maturity. Only letter seen, to date, was sent in January 2014.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1258	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	10,000.00	1-Sep-03	230	30-Nov-22	Further Advance	67.44	5.59	Repayment	Repayment	N	N	Live	3,805.73	89,287.70	Repayment	Repayment	4.34	89,287.70	SVR Linked	67.01	0.00	N	N		Employed	Employed	31,000.00	10,500.00	Detached House	1995	Freehold	0	N	1st	86,000.00	86,000.00	28-Jul-97	Physical	200,000.00	23-Jun-05	214,825.27	41.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1259	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	34,500.00	19-Jul-05	209	31-Dec-22	Further Advance	67.44	5.59	Part & Part	Endowment	N	N	Live	13,997.74	89,287.70	Repayment	Repayment	4.34	89,287.70	SVR Linked	243.16	0.00	N	N		Employed	Employed	31,000.00	10,500.00	Detached House	1995	Freehold	0	N	1st	86,000.00	86,000.00	28-Jul-97	Physical	200,000.00	23-Jun-05	214,825.27	41.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1260	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	34,500.00	19-Jul-05	209	31-Dec-22	Further Advance	67.44	5.59	Repayment	Repayment	N	N	Live	13,945.37	89,287.70	Repayment	Repayment	4.34	89,287.70	SVR Linked	242.25	0.00	N	N		Employed	Employed	31,000.00	10,500.00	Detached House	1995	Freehold	0	N	1st	86,000.00	86,000.00	28-Jul-97	Physical	200,000.00	23-Jun-05	214,825.27	41.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1261	12 months PH	B	A	A	✗	✓	✓
RISK.01 - Underwriting Issue: When sub account 2 was granted on 12 March 2001 management accounts were provided which showed a drop in net profit from 55,774 in 1999 to 584 in 2000. The drop in net profit was due to a grant having reduced from almost 30,000 to 300. Further lending of 10,000 was approved on the basis of projected and work in progress. The net profit did not appear to justify further lending. There was no apparent other sources of income. Both borrowers were self-employed in the same business.

RISK.33 - True IOCS Hold Out Marker: Loan is flagged as True Interest Only. Loan matures May 2026.

RISK.05 - Switched to IO - no repayment vehicle: The main account was originally on an interest only basis. It was converted to repayment in 2006 but then converted back to interest only in 2009. The means of repayment for all four sub accounts is stated to be an ISA but there is no evidence of this and the borrowers simply ticked a box on the form to say that this would be the case. No evidence has been provided.
											✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available. The offers of advance for sub accounts 2 and 4 are not available	CLS	UFSS	Bradford & Bingley (CBAS)	117,500.00	18-Aug-99	240	31-May-26	Purchase	73.44	6.60	Repayment	Repayment	N	N	Live	97,021.86	174,692.66	Interest Only	Unknown	4.34	174,692.66	SVR Linked	351.03	0.00	N	N		Self-Employed	Self-Employed	30,000.00	30,000.00	Bungalow	1999	Feudal	0	N	1st	160,000.00	70,000.00	29-Jun-99	Physical	375,000.00	5-Apr-06	417,432.81	41.85	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	6-Jan-09		REP to IO	6-Jan-09	Switch to Interest Only	6-Jan-09	Switched to IO, no repayment vehicle seen.	N							✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1262	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	10,000.00	12-Mar-01	300	31-Mar-26	Further Advance	167.86	6.49	Interest Only	Unknown	N	N	Live	8,601.33	174,692.66	Interest Only	Unknown	4.34	174,692.66	SVR Linked	31.12	0.00	N	N		Self-Employed	Self-Employed	30,000.00	30,000.00	Bungalow	1999	Feudal	0	N	1st	160,000.00	70,000.00	29-Jun-99	Physical	375,000.00	5-Apr-06	417,432.81	41.85	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None												N
1263	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	15,000.00	7-Aug-01	300	31-Aug-26	Further Advance	167.86	6.49	Repayment	Repayment	N	N	Live	13,162.84	174,692.66	Interest Only	Unknown	4.34	174,692.66	SVR Linked	47.62	0.00	N	N		Self-Employed	Self-Employed	30,000.00	30,000.00	Detached House	1999	Feudal	0	N	1st	160,000.00	70,000.00	29-Jun-99	Physical	375,000.00	5-Apr-06	417,432.81	41.85	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0										REP to IO					N
1264	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	61,000.00	26-Apr-06	240	30-Apr-26	Further Advance	167.86	6.49	Repayment	Repayment	N	N	Live	55,906.63	174,692.66	Interest Only	Unknown	4.34	174,692.66	SVR Linked	202.27	0.00	N	N		Self-Employed	Self-Employed	30,000.00	30,000.00	Detached House	1999	Feudal	0	N	1st	160,000.00	70,000.00	29-Jun-99	Physical	375,000.00	5-Apr-06	417,432.81	41.85	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO		None			N
1265	12 months PH	A	A	A	✓	✓	✓				✗	✗	MISS.33 - Further advance documents missing - Known: Sub account two Offer. File build checklist confirms this is not available. INFO.11 - Loan Part Redeemed: Sub-accounts 1 (CER 1265) and 2 (CER 1266) redeemed. Sub-accounts 3 (CER 1267) and 4 (CER 1268) are still live.	CLS	UFSS	Bradford & Bingley (CBAS)	26,300.00	31-Aug-99	156	31-Aug-12	Remortgage	58.44	5.95	Interest Only	Endowment	N	N	Redeemed	0.00	10,143.67	Interest Only	Endowment	4.59	10,143.67	Redeemed	0	0.25	N	N	30-May-14	Employed	Employed	15,800.00	14,800.00	Semi Detached House	1960	Freehold	0	N	1st	0.00	45,000.00	5-Jul-99	Physical	120,000.00	8-Aug-07	117,405.21	8.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan already redeemed	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1266	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	15,000.00	31-Aug-01	192	31-Aug-17	Further Advance	58.44	5.59	Repayment	Repayment	N	N	Redeemed	0.00	10,143.67	Repayment	Repayment	4.34	10,143.67	Redeemed	0	0.00	N	N	18-Oct-16	Employed	Employed	15,800.00	14,800.00	Semi Detached House	1960	Freehold	0	N	1st	0.00	45,000.00	5-Jul-99	Physical	120,000.00	8-Aug-07	117,405.21	8.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N								N
1267	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	5,000.00	10-May-05	152	31-Jan-18	Further Advance	58.44	6.84	Repayment	Repayment	N	N	Live	296.08	10,143.67	Repayment	Repayment	4.34	10,143.67	SVR Linked	44.03	0.00	N	N		Employed	Employed	15,800.00	14,800.00	Semi Detached House	1960	Freehold	0	N	1st	0.00	45,000.00	5-Jul-99	Physical	120,000.00	8-Aug-07	117,405.21	8.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N								N
1268	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	40,000.00	14-Sep-07	144	30-Sep-19	Further Advance	58.44	6.69	Repayment	Repayment	N	N	Live	9,847.59	10,143.67	Repayment	Repayment	6.69	10,143.67	Fixed	406.04	2.35	N	N		Employed	Employed	15,800.00	14,800.00	Semi Detached House	1960	Freehold	0	N	1st	0.00	45,000.00	5-Jul-99	Physical	120,000.00	8-Aug-07	117,405.21	8.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0															N
1269	12 months PH	B	A	A	✗	✓	✓	RISK.27 - CCA Remediation: Further Advance - R15: CCA Remediation flag on system. Manual credit adjustment of 531.46 made in February 2015 to Further Advance 4. RISK.55 - Title - Other Charges: Charge in favour of Scottish Homes Limited dated 1996 and this relates to the company the Borrowers purchased their existing rented property from, at a discounted price.			✗	✗	INFO.11 - Loan Part Redeemed: Main Account (CER 1269) redeemed June 2011. Further Advance 1 (sub-account 2, CER 1270) redeemed August 2011. Further Advance 4 (sub-account 5, CER 1273) redeemed January 2016. Further Advance 2 (sub-account 3, CER 1271) and Further Advance 3 (sub-account 4, CER 1272) are still live. MISS.33 - Further advance documents missing - Known: Further Advances - File build checklist confirms no documents are available for Further Advances.	CLS	UFSS	Bradford & Bingley (CBAS)	13,440.00	12-Apr-96	180	30-Apr-11	Purchase	42.67	1.69	Interest Only	Endowment	Y	N	Redeemed	0.00	1,932.81	Interest Only	Endowment	4.59	1,932.81	Redeemed	0	0.25	N	N	6-Jun-11	Employed	Unemployed	13,796.00	9,400.00	Terraced House	1935	Feudal	0	Y	1st	13,440.00	31,500.00	22-Feb-96	Physical	31,500.00	22-Feb-96	74,707.68	2.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1270	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	1,700.00	10-Aug-96	180	31-Aug-11	Further Advance	42.67	5.59	Repayment	Repayment	Y	N	Redeemed	0.00	1,932.81	Repayment	Repayment	5.59	1,932.81	Redeemed	0	1.25	N	N	6-Jun-11	Employed	Unemployed	13,796.00	9,400.00	Terraced House	1935	Feudal	0	Y	1st	13,440.00	31,500.00	22-Feb-96	Physical	31,500.00	22-Feb-96	74,707.68	2.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1271	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	4,000.00	26-Feb-99	240	28-Feb-19	Further Advance	42.67	5.59	Interest Only	Endowment	Y	N	Live	1,333.14	1,932.81	Repayment	Repayment	4.34	1,932.81	SVR Linked	70.71	0.00	N	N		Employed	Unemployed	13,796.00	9,400.00	Terraced House	1935	Feudal	0	Y	1st	13,440.00	31,500.00	22-Feb-96	Physical	31,500.00	22-Feb-96	74,707.68	2.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16	IO to REP	12-Feb-14	Multiple (Specify)	1-Sep-16	Switch from Interest Only to Repayment in March 2014. Also a rate switch to 4.34% in September 2016.	N
1272	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	4,000.00	8-Sep-03	185	28-Feb-19	Further Advance	42.67	5.54	Repayment	Repayment	Y	N	Live	599.67	1,932.81	Repayment	Repayment	4.34	1,932.81	SVR Linked	31.8	0.00	N	N		Employed	Unemployed	13,796.00	9,400.00	Terraced House	1935	Feudal	0	Y	1st	13,440.00	31,500.00	22-Feb-96	Physical	31,500.00	22-Feb-96	74,707.68	2.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1273	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	5,000.00	20-May-08	100	31-Jan-16	Further Advance	42.67	5.59	Repayment	Repayment	Y	N	Redeemed	0.00	1,932.81	Repayment	Repayment	4.59	1,932.81	Redeemed	0	0.25	N	N	31-Dec-15	Employed	Unemployed	13,796.00	9,400.00	Terraced House	1935	Feudal	0	Y	1st	13,440.00	31,500.00	22-Feb-96	Physical	31,500.00	22-Feb-96	74,707.68	2.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N					None			N
1274	12 months PH	B	B	A	✗	✗	✓
RISK.61 - Ground Rent Debited: Historically ground rents were charged to the main loan account. These were 1795.96 on 12th April 2011, 1390.78 on 17th July 2012 and 357.48 on 19th November 2012.  Subsequently the ground rents have been charged by sub accounts being created. Sub accounts 3, 4, 5 and 6 all relate to ground rent accounts. Sub account 3 charged 1498.28 on 14th May 2013, sub account 4 charged 1509.30 on 4th April 2014, sub account 5 charged 1796.33 on 28th April 2015 and sub account 6 charged 1832.68 on 21st April 2016.  Upon the charging of the ground rent to the main account or the creation of a sub account a 30.00 administration fee is charged to the main account on each occasion. Borrower was chased on each occasion by way of letter to get borrower to meet commitment, but on each occasion without success. Ground rent annual charges applied as follows, for sub account 3, 44.67 on 20th August 2014, 45.36 on 10th June 2015, 45.36 on 17th May 2016 and 41.57 on 24th May 2017. For sub account 4, 45.00 on 24th June 2015, 45.00 on 10th June 2016 and 41.24 on 21st June 2017. For sub account 5, 53.90 on 6th May 2016, 49.40 on 11th May 2017. Fees for sub account 6 has not yet been applied.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: October 2016 payment missed due to Direct Debit being cancelled by borrower. Borrower advised he was unaware of this and payment brought up to date by debit card in November 2016. Borrower made two payments in February 2017 and two payments in March 2017 by Direct Debit and Debit card. The direct debits were subsequently returned at the  beginning of the following month. In April 2017 the borrower paid by debit card only. The payment for April was not missed. There is no reason given for the borrower paying by both debit card and direct debit for February and March 2017.
											✓	✓		CLS	UFSS	Mortgage Express	112,455.00	19-Dec-02	300	2-Jan-28	Purchase	90.00	4.99	Interest Only	Endowment	N	N	Live	170,375.16	192,179.66	Interest Only	Unknown	2.25	192,179.66	Tracker	319.37	2.00	Y	N		Employed		35,000.00		Terraced House	2002	Leasehold	150	N	1st	124,950.00	124,950.00	21-Aug-03	Physical	157,500.00	21-Aug-03	242,731.07	79.17	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		9-Aug-07			Rate Switch	9-Aug-07	Rate on main loan switched 9th August 2007 to discounted rate of 1.26 below variable giving 6.24 per cent at the date. Customer requested.	Y
Eviction date was arranged for 20th April 2011 and was cancelled on 18th April 2011 when arrears were cleared in full. Solicitors instructed on 23rd October 2013 but no action taken. New instruction was issued on 30th May 2014 but arrears cleared on 27th August 2014 so hearing adjourned. The reason for the arrears was ill health. No further action since.
																																																																																															An SPO was held on 7th June 2013.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
1275	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	15,000.00	25-Oct-07	239	30-Sep-27	Further Advance	90.00	6.24	Interest Only	Endowment	N	N	Live	15,171.78	192,179.66	Interest Only	Unknown	2	192,179.66	Tracker	25.24	1.75	Y	N		Employed		35,000.00		Terraced House	2002	Leasehold	150	N	1st	124,950.00	124,950.00	5-Nov-02	Physical	157,500.00	21-Aug-03	242,731.07	79.17	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1276	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,498.28	14-May-13	0	2-Jan-28	Ground Rent	90.00	2.50	Interest Only	Sale of Property	N	N	Live	1,496.92	192,179.66	Interest Only	Unknown	2.25	192,179.66	Tracker	2.8	2.00	Y	N		Employed		35,000.00		Terraced House	2002	Leasehold	150	N	1st	124,950.00	124,950.00	21-Aug-03	Physical	157,500.00	21-Aug-03	242,731.07	79.17	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1277	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,509.30	4-Apr-14	0	2-Jan-28	Ground Rent	90.00	2.50	Interest Only	Unknown	N	N	Live	1,508.94	192,179.66	Interest Only	Unknown	2.25	192,179.66	Tracker	2.83	2.00	Y	N		Employed		35,000.00		Terraced House	2002	Leasehold	150	N	1st	124,950.00	124,950.00	21-Aug-03	Physical	157,500.00	21-Aug-03	242,731.07	79.17	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1278	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,796.33	28-Apr-15	0	2-Jan-28	Ground Rent	90.00	2.50	Interest Only	Unknown	N	N	Live	1,793.01	192,179.66	Interest Only	Unknown	2.25	192,179.66	Tracker	3.36	2.00	Y	N		Employed		35,000.00		Terraced House	2002	Leasehold	150	N	1st	124,950.00	124,950.00	21-Aug-03	Physical	157,500.00	21-Aug-03	242,731.07	79.17	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1279	12 months PH	L	L	L										CLS	UFSS	Mortgage Express	1,832.68	21-Apr-16	0	2-Jan-28	Ground Rent	90.00	2.50	Interest Only	Unknown	N	N	Live	1,833.85	192,179.66	Interest Only	Unknown	2.25	192,179.66	Tracker	3.43	2.00	Y	N		Employed		35,000.00		Terraced House	2002	Leasehold	150	N	1st	124,950.00	124,950.00	21-Aug-03	Physical	157,500.00	21-Aug-03	242,731.07	79.17	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1280	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: main Account is a 40 year loan term, Borrower is 74 years old now and will be 91 at loan maturity. However the payment history is good and there is plenty of equity in the property, approximately 24% Loan To Value. RISK.25 - Vulnerability - Other: This loan used to be in joint names but the Borrowers husband died in 2004. Borrower is currently 74 years old and will be 91 at loan maturity. RISK.27 - CCA Remediation: Further Advance Accounts - CCA remediation evident on 2 sub accounts with payments of 380.26 and 379.70 made in February 2015.			✗	✗	MISS.25 - KYC Missing - Known: All accounts - File build checklist confirms this is not available. MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available. INFO.11 - Loan Part Redeemed: Sub-account 6 (CER 1285) already redeemed. All other accounts (CER 1280 to 1284, inclusive) live as of review date.	CLS	UFSS	Bradford & Bingley (CBAS)	35,000.00	18-Nov-94	480	30-Nov-34	Purchase	0.00	3.30	Interest Only	Endowment	N	N	Live	34,715.56	43,591.42	Interest Only	Unknown	4.34	43,591.42	SVR Linked	125.6	0.00	N	N		Employed		10,059.00		Bungalow	1994	Feudal	0	N	1st	73,000.00	0.00	26-Oct-94	Physical	76,000.00	15-Nov-94	181,615.38	24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗
1281	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	5,000.00	1-Jul-99	480	31-Jul-39	Further Advance	0.00	5.59	Interest Only	Unknown	N	N	Live	4,920.84	43,591.42	Interest Only	Unknown	4.34	43,591.42	SVR Linked	17.8	0.00	N	N		Employed		23,000.00		Bungalow	1994	Feudal	0	N	1st	73,000.00	0.00	30-Dec-1899	Physical	76,000.00	15-Nov-94	181,615.38	24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N		1-Mar-09			Rate Switch	1-Mar-09	Rate switch to 4.59%	N
1282	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	1,000.00	26-Feb-02	408	29-Feb-36	Further Advance	0.00	5.59	Repayment	Repayment	N	N	Live	747.56	43,591.42	Repayment	Repayment	4.34	43,591.42	SVR Linked	4.94	0.00	N	N		Employed		23,000.00		Bungalow	1994	Feudal	0	N	1st	73,000.00	0.00	30-Dec-1899	Physical	76,000.00	15-Nov-94	181,615.38	24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N		1-Mar-09			Rate Switch	1-Mar-09	Rate switch to 4.59%	N
1283	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	2,000.00	24-Oct-02	384	31-Oct-34	Further Advance	0.00	5.59	Interest Only	Endowment	N	N	Live	1,604.96	43,591.42	Interest Only	Endowment	4.34	43,591.42	SVR Linked	5.81	0.00	N	N		Employed		23,000.00		Bungalow	1994	Feudal	0	N	1st	73,000.00	0.00	30-Dec-1899	Physical	76,000.00	15-Nov-94	181,615.38	24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		18-Jan-09			Rate Switch	18-Jan-09	Rate switch to 4.84%	N
1284	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	2,000.00	3-Jul-03	378	31-Jan-35	Further Advance	0.00	5.59	Interest Only	Endowment	N	N	Live	1,602.50	43,591.42	Interest Only	Unknown	4.34	43,591.42	SVR Linked	5.8	0.00	N	N		Employed		23,000.00		Bungalow	1994	Feudal	0	N	1st	73,000.00	0.00	30-Dec-1899	Physical	76,000.00	15-Nov-94	181,615.38	24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		18-Jan-09			Rate Switch	18-Jan-09	Rate switch to 4.84%	N
1285	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	2,500.00	14-Jan-08	72	31-Jan-14	Further Advance	0.00	5.59	Repayment	Repayment	N	N	Redeemed	0.00	43,591.42	Repayment	Repayment	4.59	43,591.42	Redeemed	0	0.25	N	N	4-Feb-14	Employed		23,000.00		Bungalow	1994	Feudal	0	N	1st	73,000.00	0.00	30-Dec-1899	Physical	76,000.00	15-Nov-94	181,615.38	24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0							N		18-Jan-09			Rate Switch	18-Jan-09	Rate switch to 4.84%	N
1286	12 months PH	B	A	A	✗	✓	✓
RISK.44 - Lending into Retirement Issue: Borrower is currently 81 years old and will be 83 at loan maturity (main account). However, the overall risk is low as all loans are on a repayment basis and with the current balances equating to approximately 6,500 and the property value being approximately 218,000, there is plenty of equity in the property. All accounts have been paid on time and are all in arrears credit. Hence there is no reason to suspect that this pattern will change from now until loan maturity. Borrower has mentioned health issues, but these remain unverified at present.

RISK.25 - Vulnerability - Other: Borrower flagged as a vulnerable customer 5th August 2015. It is unclear what the vulnerability is as the Borrower has not given consent. Note states unverified information received about the Borrowers health. No details of any review since the 30th November 2015.
											✗	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available for the further advances. INFO.11 - Loan Part Redeemed: Sub-accounts 5 (CER 1290) and 6 (CER 1291) redeemed, April 2014 and May 2009 respectively. All other accounts (CER 1286 to 1289, inclusive) still live.	CLS	UFSS	Bradford & Bingley (CBAS)	45,000.00	25-Mar-98	252	31-Mar-19	Remortgage	66.67	8.45	Repayment	Repayment	N	N	Live	3,645.43	6,532.33	Repayment	Repayment	4.34	6,532.33	SVR Linked	217.33	0.00	N	N		Employed		18,000.00		Bungalow	1970	Freehold	0	N	1st	0.00	67,500.00	5-Feb-98	Physical	67,500.00	5-Feb-98	218,305.79	2.99	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	1-Sep-16	Rate switch to 4.34%.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1287	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	10,000.00	20-Jan-03	204	31-Jan-20	Further Advance	66.67	4.95	Repayment	Repayment	N	N	Live	1,462.42	6,532.33	Repayment	Repayment	4.34	6,532.33	SVR Linked	56.87	0.00	N	N		Employed		18,000.00		Bungalow	1970	Freehold	0	N	1st	0.00	67,500.00	5-Feb-98	Physical	67,500.00	5-Feb-98	218,305.79	2.99	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate Switch to 4.34%	N
1288	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	2,500.00	21-Jan-04	192	31-Jan-20	Further Advance	66.67	5.59	Repayment	Repayment	N	N	Live	81.91	6,532.33	Repayment	Repayment	4.34	6,532.33	SVR Linked	3.19	0.00	N	N		Employed		18,000.00		Bungalow	1970	Freehold	0	N	1st	0.00	67,500.00	5-Feb-98	Physical	67,500.00	5-Feb-98	218,305.79	2.99	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 4.34%	N
1289	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	7,900.00	25-Feb-04	192	29-Feb-20	Further Advance	66.67	5.29	Repayment	Repayment	N	N	Live	1,342.57	6,532.33	Repayment	Repayment	4.34	6,532.33	SVR Linked	50.48	0.00	N	N		Employed		18,000.00		Bungalow	1970	Freehold	0	N	1st	0.00	67,500.00	5-Feb-98	Physical	67,500.00	5-Feb-98	218,305.79	2.99	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate Switch to 4.34%	N
1290	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	2,000.00	23-Jun-05	165	31-Mar-19	Further Advance	66.67	5.59	Repayment	Repayment	N	N	Redeemed	0.00	6,532.33	Repayment	Repayment	4.59	6,532.33	Redeemed	0	0.25	N	N	22-Apr-14	Employed		18,000.00		Bungalow	1970	Freehold	0	N	1st	0.00	67,500.00	5-Feb-98	Physical	67,500.00	5-Feb-98	218,305.79	2.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
1291	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	2,000.00	17-Aug-07	24	31-Aug-09	Further Advance	66.67	7.59	Repayment	Repayment	N	N	Redeemed	0.00	6,532.33	Repayment	Repayment	4.59	6,532.33	Redeemed	0	0.25	N	N	28-May-09	Employed		18,000.00		Bungalow	1970	Freehold	0	N	1st	0.00	67,500.00	5-Feb-98	Physical	67,500.00	5-Feb-98	218,305.79	2.99	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N								N
1292	12 months PH	B	B	A	✗	✗	✓
RISK.55 - Title - Other Charges: Charge in favour of CBAS Residential dated 30th March 2005 in the sum of 16904. Charge in favour of Swift Advances Plc dated 16th April 2007 in the sum of 1 pound. Charge in favour of Sygma Bank dated 18 September 2009 in the sum of 1 pound.

RISK.30 - BKO / IVA Post-Completion: IVA marked on the system following an annual report being received from Duff & Phelps dated 9th July 2014. No further details on system and no access to further documents available in the scope of the review. This has not had any on going impact of the conduct of the loan.

RISK.27 - CCA Remediation: In February 2015, the servicer sent a letter to the borrowers advising that some of the communications sent in respect of the CCA account did not comply with all the requirements prescribed by the CCA. The servicer had looked into whether there were any impact on the specific loan (in this case sub account 3). The outcome was that the servicer advised that they would send revised annual statements for the period that the statements were not compliant between 1st July 2011 and 28th February 2015. They were not able to charge interest for this period or default charges. Interest charged during this period together with default charges were applied to the account in the sum of 4,863.47. This amount was credited the account on the 28th February 2015. There is a letter dated March 2015 enclosing revised Notices (with important information) in relation to the account.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Erratic payments with a history of under and over payments throughout the last 12 months. However arrears have not increased by more than a month at any time in the last 12 months and the account is up to date at the end of June 2017.		✓	✗	MISS.33 - Further advance documents missing - Known: File build checklist confirms no documents are available.	CLS	UFSS	Bradford & Bingley (CBAS)	39,375.00	31-Mar-99	300	31-Mar-24	Remortgage	75.00	5.74	Repayment	Repayment	N	N	Live	16,430.45	55,977.74	Repayment	Repayment	4.34	55,977.74	SVR Linked	233.69	0.00	N	N		Employed		41,000.00		Semi Detached House	1965	Freehold	0	N	1st	0.00	52,500.00	15-Mar-99	Physical	165,000.00	16-Mar-07	156,376.80	35.8	0.00	0	Cheque Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Instructed 14th February 2011. There is a 56 day Suspended Possession Order effective 30th June 2011 which was granted to give the borrower time to sell the property. No litigation action since and whilst the order is still valid any further litigation action would need a new hearing.
																																																																																												CMI +	30-Jun-11	14-Mar-13	56 day SPO pending sale of property		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
1293	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	35,000.00	22-Jul-02	273	30-Apr-25	Further Advance	75.00	5.44	Repayment	Repayment	N	N	Live	16,925.25	55,977.74	Repayment	Repayment	4.34	55,977.74	SVR Linked	212.45	0.00	N	N		Employed		41,000.00		Semi Detached House	1965	Freehold	0	N	1st	0.00	52,500.00	15-Mar-99	Physical	165,000.00	16-Mar-07	156,376.80	35.8	0.00	0	Cheque Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None												Y	See main account
1294	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	16,904.00	30-Mar-05	228	31-Mar-19	Further Advance	75.00	5.09	Repayment	Repayment	N	N	Live	2,448.06	55,977.74	Repayment	Repayment	4.34	55,977.74	SVR Linked	121.67	0.00	N	N		Employed		41,000.00		Semi Detached House	1965	Freehold	0	N	1st	0.00	52,500.00	15-Mar-99	Physical	165,000.00	16-Mar-07	156,376.80	35.8	0.00	0	Cheque Payment	Paying	No Current Arrears		No ATP	No Active ATP	No ATP								0			None				N								Y	See main account
1295	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	8,096.00	15-Apr-05	238	28-Feb-25	Further Advance	75.00	5.44	Repayment	Repayment	N	N	Live	4,082.17	55,977.74	Repayment	Repayment	4.34	55,977.74	SVR Linked	53.08	0.00	N	N		Employed		41,000.00		Semi Detached House	1965	Freehold	0	N	1st	0.00	52,500.00	15-Mar-99	Physical	165,000.00	16-Mar-07	156,376.80	35.8	0.00	0	Cheque Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			Y	See main account
1296	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	17,000.00	19-Jan-06	218	31-Mar-24	Further Advance	75.00	4.59	Repayment	Repayment	N	N	Live	8,423.17	55,977.74	Repayment	Repayment	4.34	55,977.74	SVR Linked	118.6	0.00	N	N		Employed		41,000.00		Semi Detached House	1965	Freehold	0	N	1st	0.00	52,500.00	15-Mar-99	Physical	165,000.00	16-Mar-07	156,376.80	35.8	0.00	0	Cheque Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	See main account
1297	12 months PH	L	L	L										CLS	UFSS	Bradford & Bingley (CBAS)	15,000.00	28-Sep-06	210	31-Mar-24	Further Advance	75.00	5.09	Repayment	Repayment	N	N	Live	7,668.64	55,977.74	Repayment	Repayment	4.34	55,977.74	SVR Linked	107.87	0.00	N	N		Employed		41,000.00		Semi Detached House	1965	Freehold	0	N	1st	0.00	52,500.00	15-Mar-99	Physical	165,000.00	16-Mar-07	156,376.80	35.8	0.00	0	Cheque Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None												Y